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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

                            RUSSELL INVESTMENT FUNDS
               (Exact name of registrant as specified in charter)

                      909 A STREET, TACOMA, WASHINGTON 98402
               (Address of principal executive offices) (Zip code)

                       GREG J. LYONS, ASSISTANT SECRETARY
                            RUSSELL INVESTMENT FUNDS
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-439-2406
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  253-572-9500

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  January 1, 2007 -- March 31, 2007


ITEM 1. SCHEDULE OF INVESTMENTS

RUSSELL INVESTMENT FUNDS


                                                        RUSSELL INVESTMENT FUNDS


2007 Quarterly Report

MULTI-STYLE EQUITY FUND
AGGRESSIVE EQUITY FUND
NON-U.S. FUND
REAL ESTATE SECURITIES FUND
CORE BOND FUND


MARCH 31, 2007


                                                                  [RUSSELL LOGO]

Russell Investment Funds

Russell Investment Funds is a series investment company with five different investment portfolios referred to as Funds. This Quarterly Report reports on all five of the Funds.

Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                            Russell Investment Funds

                                Quarterly Report

                           March 31, 2007 (Unaudited)

                               Table of Contents

                                                                            Page
Multi-Style Equity Fund..............................................         3

Aggressive Equity Fund...............................................         9

Non-U.S. Fund........................................................        19

Real Estate Securities Fund..........................................        31

Core Bond Fund.......................................................        33

Notes to Schedules of Investments....................................        56

Notes to Quarterly Report............................................        57

Shareholder Requests for Additional Information......................        64

Copyright (c) Russell Investment Group 2007.  All rights reserved.

Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Indexes are not managed and may not be invested in directly.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Russell Investment Funds are distributed by Russell Fund Distributors, Inc. and advised by Russell Investment Management Company ("RIMCo"). Effective July 1, 2006, RIMCo changed its name from Frank Russell Investment Management Company.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, A PART OF RUSSELL INVESTMENT GROUP.

Russell Investment Group is a Washington, USA Corporation, which operates through subsidiaries worldwide and is a subsidiary of the Northwestern Mutual Life Insurance Company.

                                  [Blank Page]

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.6%
Auto and Transportation - 2.3%
ArvinMeritor, Inc.                                      3,400              62
Autoliv, Inc.                                           2,600             149
CH Robinson Worldwide, Inc. (N)                        19,400             926
CSX Corp.                                               9,608             385
FedEx Corp.                                            11,677           1,254
General Motors Corp. (N)                                5,600             172
JB Hunt Transport Services, Inc. (N)                   10,280             270
Norfolk Southern Corp.                                 40,850           2,067
Oshkosh Truck Corp.                                     7,683             407
Paccar, Inc.                                            3,300             242
Polaris Industries, Inc. (N)                           11,500             552
Tidewater, Inc. (N)                                     1,900             111
TRW Automotive Holdings Corp. (AE)(N)                   4,500             157
Union Pacific Corp.                                     9,200             934
United Parcel Service, Inc. Class B                    18,000           1,262
US Airways Group, Inc. (AE)                            23,491           1,068
                                                                 ------------
                                                                       10,018
                                                                 ------------

Consumer Discretionary - 14.9%
Abercrombie & Fitch Co. Class A                        10,700             810
ABM Industries, Inc.                                    3,800             100
Advance Auto Parts, Inc.                                9,600             370
Alberto-Culver Co. Class B                              7,900             181
Autonation, Inc. (AE)(N)                                4,500              96
Barnes & Noble, Inc.                                    2,600             103
Black & Decker Corp.                                    6,000             490
CBS Corp. Class B                                       8,700             266
CEC Entertainment, Inc. (AE)                            1,900              79
Chico's FAS, Inc. (AE)(N)                              11,517             281
Coach, Inc. (AE)                                       19,850             993
Costco Wholesale Corp.                                 26,600           1,432
DreamWorks Animation SKG, Inc. Class A (AE)             3,200              98
eBay, Inc. (AE)                                        61,600           2,042
Electronic Arts, Inc. (AE)                             85,800           4,321
Expedia, Inc. (AE)(N)                                   3,900              90
Focus Media Holding, Ltd. - ADR (AE)                    7,430             583
Foot Locker, Inc.                                      36,600             862
Gannett Co., Inc.                                       8,500             478
Gap, Inc. (The)                                        64,000           1,101
Google, Inc. Class A (AE)                              16,199           7,422
Group 1 Automotive, Inc.                                1,400              56
Guess?, Inc. (N)                                        8,740             354
Harman International Industries, Inc.                   4,760             457
Hasbro, Inc. (N)                                       37,300           1,067
Hewitt Associates, Inc. Class A (AE)(N)                27,700             810
Hilton Hotels Corp. (N)                                20,200             726
Home Depot, Inc.                                       20,000             735

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Intercontinental Hotels Group PLC - ADR                41,850           1,035
International Game Technology                          20,410             824
International Speedway Corp. Class A                    1,100              57
Jarden Corp. (AE)(N)                                    1,100              42
JC Penney Co., Inc. (N)                                12,800           1,052
Jones Apparel Group, Inc.                               8,100             249
Kimberly-Clark Corp.                                   12,600             863
Kohl's Corp. (AE)(N)                                    8,000             613
Las Vegas Sands Corp. (AE)                             13,040           1,129
Lee Enterprises, Inc.                                     900              27
Limited Brands, Inc.                                   19,500             508
Liz Claiborne, Inc.                                     5,800             249
Manpower, Inc.                                          1,400             103
Mattel, Inc.                                            9,500             262
McDonald's Corp.                                      120,148           5,413
McGraw-Hill Cos., Inc. (The)                           13,800             868
Monster Worldwide, Inc. (AE)                           14,100             668
News Corp. Class A                                     31,290             723
Nike, Inc. Class B                                     20,900           2,221
OfficeMax, Inc.                                         1,100              58
Phillips-Van Heusen Corp.                               1,300              76
Polo Ralph Lauren Corp. Class A                         7,600             670
Quiksilver, Inc. (AE)(N)                               42,600             494
Rent-A-Center, Inc. Class A (AE)                        3,600             101
RR Donnelley & Sons Co. (N)                            21,700             794
Scholastic Corp. (AE)(N)                                1,600              50
Sears Holdings Corp. (AE)                               3,000             540
Staples, Inc.                                          32,700             845
Starbucks Corp. (AE)                                   52,210           1,637
Starwood Hotels & Resorts Worldwide, Inc. (o)          33,010           2,141
Target Corp.                                           35,656           2,113
Tech Data Corp. (AE)                                      700              25
Time Warner, Inc.                                     127,000           2,504
Under Armour, Inc. Class A (AE)(N)                      7,200             369
Urban Outfitters, Inc. (AE)(N)                         37,200             986
VF Corp.                                                1,500             124
Viacom, Inc. Class A (AE)                              42,950           1,766
Wal-Mart Stores, Inc.                                  28,600           1,343
Walt Disney Co. (The)                                  42,600           1,467
Waste Management, Inc.                                 26,700             919
Whirlpool Corp. (N)                                     3,500             297
Yahoo!, Inc. (AE)                                      39,041           1,222
                                                                 ------------
                                                                       63,850
                                                                 ------------

Consumer Staples - 7.6%
Altria Group, Inc.                                     15,068           1,323
Clorox Co.                                             16,100           1,025

                                                      Multi-Style Equity Fund  3

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Coca-Cola Co. (The)                                   114,470           5,495
Colgate-Palmolive Co.                                  32,200           2,151
ConAgra Foods, Inc.                                    17,800             443
Constellation Brands, Inc. Class A (AE)(N)             23,100             489
CVS Corp.                                              41,750           1,425
Del Monte Foods Co.                                     9,500             109
General Mills, Inc.                                    23,700           1,380
Hershey Co. (The) (N)                                  17,400             951
Hormel Foods Corp.                                      2,500              93
Kraft Foods, Inc. Class A (N)                           7,700             244
Kroger Co. (The)                                       11,100             314
McCormick & Co., Inc.                                   5,600             216
Molson Coors Brewing Co. Class B (N)                    1,900             180
Pepsi Bottling Group, Inc.                              3,800             121
PepsiCo, Inc.                                         108,495           6,896
Procter & Gamble Co.                                  118,050           7,456
Walgreen Co.                                           50,300           2,308
                                                                 ------------
                                                                       32,619
                                                                 ------------

Financial Services - 19.4%
Alabama National Bancorporation                           500              35
Allstate Corp. (The)                                   11,300             679
AMB Property Corp. (o)                                  3,100             182
American Express Co.                                   67,000           3,779
American Home Mortgage Investment Corp. (o)(N)            900              24
American International Group, Inc.                    102,871           6,915
Ameriprise Financial, Inc.                              4,900             280
Annaly Capital Management, Inc. (o)                    52,600             814
Apollo Investment Corp.                                 4,900             105
Argonaut Group, Inc. (AE)                                 800              26
Assurant, Inc.                                          5,900             316
Astoria Financial Corp.                                15,700             418
Automatic Data Processing, Inc.                        19,400             939
AvalonBay Communities, Inc. (o)                         1,800             234
Bank of America Corp.                                 120,241           6,135
BB&T Corp.                                             10,400             427
Camden Property Trust (o)                               2,300             162
Capital One Financial Corp.                            14,700           1,109
CB Richard Ellis Group, Inc. Class A (AE)              19,090             653
Charles Schwab Corp. (The)                             52,930             968
Chicago Mercantile Exchange Holdings, Inc. Class
   A (N)                                                1,710             911
Chubb Corp.                                             9,100             470
CIT Group, Inc.                                         9,000             476
Citigroup, Inc.                                        77,500           3,979
CNA Financial Corp. (AE)(N)                             2,500             108
Colonial BancGroup, Inc. (The)                         24,100             597
Colonial Properties Trust (o)                           2,100              96
Commerce Group, Inc. (N)                                1,900              57
Cullen/Frost Bankers, Inc.                              9,800             513

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DiamondRock Hospitality Co. (o)                         5,400             103
Essex Property Trust, Inc. (o)                          1,400             181
Federated Investors, Inc. Class B                      19,900             731
First Horizon National Corp. (N)                       11,300             469
FirstFed Financial Corp. (AE)(N)                        2,500             142
Franklin Street Properties Corp. (o)(N)                 1,300              25
Fulton Financial Corp. (N)                              1,890              28
Genworth Financial, Inc. Class A                        6,500             227
Goldman Sachs Group, Inc.                              17,140           3,530
H&R Block, Inc.                                        21,200             446
Hartford Financial Services Group, Inc.                17,400           1,663
Hospitality Properties Trust (o)(N)                     5,800             271
HRPT Properties Trust (o)(N)                           12,400             153
Huntington Bancshares, Inc. (N)                         5,600             122
IntercontinentalExchange, Inc. (AE)                     6,140             750
iStar Financial, Inc. (o)                               3,000             141
JPMorgan Chase & Co.                                  101,550           4,913
LaSalle Hotel Properties (o)                            1,900              88
Lehman Brothers Holdings, Inc.                            900              63
Liberty Property Trust (o)(N)                           2,800             136
Lincoln National Corp.                                  7,900             536
MBIA, Inc. (N)                                         15,100             989
Mercury General Corp. (N)                              10,600             562
Merrill Lynch & Co., Inc.                              37,846           3,091
Metlife, Inc.                                          10,400             657
MGIC Investment Corp. (N)                              12,800             754
Morgan Stanley                                         71,977           5,669
National Retail Properties, Inc. (o)                    2,600              63
Nationwide Financial Services, Inc.                     2,500             135
Nelnet, Inc. Class A                                    1,000              24
New York Community Bancorp, Inc. (N)                   45,900             807
Newcastle Investment Corp. (o)                          1,200              33
Northern Trust Corp.                                   23,700           1,425
Paychex, Inc.                                          60,400           2,287
Philadelphia Consolidated Holding Co. (AE)              2,000              88
PNC Financial Services Group, Inc.                      6,600             475
Principal Financial Group, Inc.                         5,100             305
Progressive Corp. (The)                                10,700             234
Protective Life Corp.                                  14,600             643
PS Business Parks, Inc. (o)                               500              35
Public Storage, Inc. (o)                                1,300             123
Raymond James Financial, Inc.                           5,000             149
Redwood Trust, Inc. (o)(N)                              1,300              68
Regions Financial Corp.                                16,400             580
Reinsurance Group of America, Inc.                      1,600              92
Ryder System, Inc.                                      2,800             138

 4  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Senior Housing Properties Trust (o)                     1,800              43
South Financial Group, Inc. (The) (N)                  21,100             522
Stancorp Financial Group, Inc.                          2,300             113
State Street Corp.                                      2,800             181
SunTrust Banks, Inc.                                   10,100             839
TCF Financial Corp.                                    16,200             427
Thornburg Mortgage, Inc. (o)(N)                         1,700              44
Travelers Cos., Inc. (The)                             49,361           2,555
UBS AG                                                 15,100             897
UnionBanCal Corp.                                       2,200             140
Ventas, Inc. (o)                                        4,900             206
Wachovia Corp.                                        100,150           5,513
Washington Federal, Inc.                                2,200              52
Washington Mutual, Inc. (N)                            21,600             872
Wells Fargo & Co.                                      99,800           3,436
Western Union Co. (The)                                21,900             481
Wilmington Trust Corp.                                 19,200             810
WR Berkley Corp.                                        8,300             275
Zenith National Insurance Corp.                         2,500             118
Zions Bancorporation                                    3,400             287
                                                                 ------------
                                                                       83,362
                                                                 ------------
Health Care - 10.9%
Abbott Laboratories                                    54,733           3,054
Allergan, Inc.                                          7,340             813
AMERIGROUP Corp. (AE)                                   1,100              34
Amgen, Inc. (AE)                                       10,554             590
Baxter International, Inc.                             20,950           1,103
Bio-Rad Laboratories, Inc. Class A (AE)                   500              35
Biogen Idec, Inc. (AE)                                 19,093             847
BioMarin Pharmaceuticals, Inc. (AE)(N)                 32,900             568
Boston Scientific Corp. (AE)                           23,097             336
Bristol-Myers Squibb Co.                               94,100           2,612
Celgene Corp. (AE)(N)                                  22,449           1,178
Eli Lilly & Co.                                        52,537           2,822
Genentech, Inc. (AE)                                   33,948           2,788
Gilead Sciences, Inc. (AE)                             35,426           2,710
Health Net, Inc. (AE)                                  21,100           1,135
Hospira, Inc. (AE)                                     29,050           1,188
Human Genome Sciences, Inc. (AE)(N)                    73,800             784
Intuitive Surgical, Inc. (AE)(N)                        5,720             695
Johnson & Johnson                                      31,700           1,910
King Pharmaceuticals, Inc. (AE)                         9,300             183
LifePoint Hospitals, Inc. (AE)                          3,100             119
McKesson Corp.                                         18,300           1,071
Medco Health Solutions, Inc. (AE)                      12,690             920
Medimmune, Inc. (AE)(N)                                16,434             598
Medtronic, Inc.                                         9,646             473
Merck & Co., Inc.                                      35,155           1,553
Novartis AG - ADR                                      50,300           2,748
PDL BioPharma, Inc. (AE)(N)                            33,300             723
Pfizer, Inc.                                           30,900             781

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sanofi-Aventis - ADR                                   12,700             553
Sepracor, Inc. (AE)                                     4,300             201
St. Jude Medical, Inc. (AE)                            14,010             527
Stryker Corp. (N)                                      30,100           1,996
Thermo Fisher Scientific, Inc. (AE)(N)                 57,010           2,665
UnitedHealth Group, Inc.                               24,450           1,295
Universal Health Services, Inc. Class B                 2,400             137
Vertex Pharmaceuticals, Inc. (AE)(N)                   41,700           1,169
WellPoint, Inc. (AE)                                   12,426           1,008
Wyeth                                                  60,200           3,012
                                                                 ------------
                                                                       46,934
                                                                 ------------

Integrated Oils - 4.5%
Chevron Corp.                                          22,900           1,694
ConocoPhillips                                         32,200           2,201
Exxon Mobil Corp.                                      47,100           3,554
Hess Corp.                                             61,400           3,406
Marathon Oil Corp.                                     10,000             988
Occidental Petroleum Corp.                            115,450           5,693
Total SA - ADR                                         26,750           1,866
                                                                 ------------
                                                                       19,402
                                                                 ------------

Materials and Processing - 5.8%
Air Products & Chemicals, Inc.                          5,900             436
Airgas, Inc.                                            1,100              46
Albemarle Corp.                                         4,800             198
Alcoa, Inc.                                            10,700             363
Avery Dennison Corp.                                    6,100             392
Bunge, Ltd.                                             8,180             673
Cabot Corp.                                             1,900              91
Cameco Corp.                                           44,070           1,804
Carpenter Technology Corp. (N)                         11,000           1,328
Celanese Corp. Class A                                  7,200             222
Chemtura Corp.                                         32,000             350
Commercial Metals Co.                                     400              13
Cytec Industries, Inc.                                 13,800             776
Dow Chemical Co. (The)                                  8,200             376
Eastman Chemical Co. (N)                                4,800             304
EI Du Pont de Nemours & Co.                            41,721           2,062
FMC Corp.                                               1,800             136
Freeport-McMoRan Copper & Gold, Inc. Class B           12,100             801
Greif, Inc. Class A                                       600              67
Hercules, Inc. (AE)                                     1,300              25
Imperial Chemical Industries PLC - ADR                 30,700           1,208
International Paper Co.                                29,400           1,070

                                                      Multi-Style Equity Fund  5

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lubrizol Corp.                                         10,800             557
Lyondell Chemical Co. (N)                              13,400             402
Masco Corp. (N)                                        17,700             485
MeadWestvaco Corp.                                     22,400             691
Monsanto Co.                                           21,630           1,189
Olin Corp.                                                800              14
Packaging Corp. of America                             18,400             449
PPG Industries, Inc.                                   13,000             914
Rio Tinto PLC - ADR (N)                                12,700           2,893
Rock-Tenn Co. Class A                                   1,300              43
Rohm & Haas Co.                                        23,400           1,210
RPM International, Inc.                                 1,200              28
Sonoco Products Co.                                     4,000             150
Temple-Inland, Inc.                                    32,800           1,960
Timken Co.                                             20,100             609
URS Corp. (AE)                                          2,800             119
Valspar Corp.                                          17,800             495
                                                                 ------------
                                                                       24,949
                                                                 ------------

Miscellaneous - 3.6%
3M Co.                                                 11,500             879
Brunswick Corp. (N)                                    19,100             608
Foster Wheeler, Ltd. (AE)                               8,473             495
General Electric Co.                                  234,155           8,280
Honeywell International, Inc.                          25,200           1,161
Teleflex, Inc.                                            500              34
Textron, Inc. (N)                                      42,400           3,807
                                                                 ------------
                                                                       15,264
                                                                 ------------

Other Energy - 3.8%
Apache Corp.                                           13,000             919
Baker Hughes, Inc.                                     50,900           3,366
Cameron International Corp. (AE)                       17,569           1,103
Devon Energy Corp.                                      8,000             554
Frontier Oil Corp.                                      2,300              75
Halliburton Co. (N)                                    44,400           1,409
Newfield Exploration Co. (AE)                           4,000             167
Range Resources Corp. (N)                              16,812             562
Rowan Cos., Inc.                                        1,200              39
Schlumberger, Ltd.                                     66,163           4,572
Sunoco, Inc.                                            8,600             606
Valero Energy Corp.                                    12,900             832
XTO Energy, Inc.                                       42,700           2,340
                                                                 ------------
                                                                       16,544
                                                                 ------------

Producer Durables - 3.8%
Agilent Technologies, Inc. (AE)                        38,350           1,292
Applied Materials, Inc.                                63,900           1,171
Boeing Co.                                             18,600           1,654
Caterpillar, Inc.                                      17,400           1,166
Crane Co.                                               2,600             105
Crown Castle International Corp. (AE)                  25,720             826
Cummins, Inc.                                             900             130

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Deere & Co.                                            12,220           1,328
Emerson Electric Co.                                   29,000           1,250
Goodrich Corp. (N)                                     29,200           1,503
KB Home (N)                                               800              34
KLA-Tencor Corp. (N)                                   23,150           1,234
Lexmark International, Inc. Class A (AE)                1,200              70
Meritage Homes Corp. (AE)(N)                              800              26
Nokia OYJ - ADR                                        23,300             534
Northrop Grumman Corp.                                  5,200             386
Parker Hannifin Corp.                                   1,800             155
Pentair, Inc.                                          21,100             657
Roper Industries, Inc.                                 12,800             702
Standard-Pacific Corp. (N)                              4,000              84
Steelcase, Inc. Class A (N)                             2,400              48
Toll Brothers, Inc. (AE)(N)                             3,300              90
United Technologies Corp.                              26,193           1,703
                                                                 ------------
                                                                       16,148
                                                                 ------------

Technology - 12.9%
Adobe Systems, Inc. (AE)                               20,500             855
Akamai Technologies, Inc. (AE)                         13,550             676
Analog Devices, Inc.                                   11,100             383
Apple, Inc. (AE)                                       61,600           5,723
Arrow Electronics, Inc. (AE)                            4,700             177
Avaya, Inc. (AE)                                        5,900              70
Benchmark Electronics, Inc. (AE)                          100               2
Broadcom Corp. Class A (AE)                            54,772           1,756
Ciena Corp. (AE)(N)                                    25,500             713
Cisco Systems, Inc. (AE)                              195,170           4,983
Computer Sciences Corp. (AE)(N)                         6,100             318
Corning, Inc. (AE)                                     54,500           1,239
Dell, Inc. (AE)                                        28,800             668
F5 Networks, Inc. (AE)(N)                               6,910             461
General Dynamics Corp.                                  6,100             466
Hewlett-Packard Co.                                   163,328           6,556
Ingram Micro, Inc. Class A (AE)                         5,600             108
Intel Corp.                                            72,300           1,383
International Business Machines Corp.                  11,700           1,103
Intersil Corp. Class A                                    700              19
JDS Uniphase Corp. (AE)(N)                             72,024           1,097
L-3 Communications Holdings, Inc.                       9,800             857
Linear Technology Corp.                                13,600             430
Marvell Technology Group, Ltd. (AE)                    26,507             446
Maxim Integrated Products, Inc.                        48,300           1,420
Micron Technology, Inc. (AE)(N)                         8,700             105
Microsoft Corp.                                       117,360           3,271
Motorola, Inc.                                         83,650           1,478

 6  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
National Semiconductor Corp.                           25,061             605
PerkinElmer, Inc.                                      40,000             969
Qualcomm, Inc.                                        155,700           6,642
Raytheon Co.                                            5,900             309
RealNetworks, Inc. (AE)(N)                              7,500              59
Research In Motion, Ltd. (AE)                          16,900           2,307
Salesforce.com, Inc. (AE)(N)                           17,140             734
SanDisk Corp. (AE)(N)                                  22,876           1,002
Sanmina-SCI Corp. (AE)                                 13,100              47
Seagate Technology, Inc. (AE)                           2,300              --
Skyworks Solutions, Inc. (AE)(N)                        3,900              22
Sun Microsystems, Inc. (AE)                           151,920             913
Sunpower Corp. Class A (AE)(N)                         10,300             469
Synopsys, Inc. (AE)(N)                                 10,200             268
Texas Instruments, Inc.                               121,041           3,643
Vishay Intertechnology, Inc. (AE)                       5,800              81
Xilinx, Inc. (N)                                       20,356             524
                                                                 ------------
                                                                       55,357
                                                                 ------------

Utilities - 4.1%
AGL Resources, Inc.                                     3,500             150
Alltel Corp.                                            6,400             397
Ameren Corp.                                            5,100             257
American Electric Power Co., Inc.                       9,900             483
Aqua America, Inc. (N)                                 24,400             548
AT&T, Inc.                                            144,361           5,692
Atmos Energy Corp.                                      3,100              97
Citizens Communications Co.                            39,400             589
Constellation Energy Group, Inc.                        6,800             591
Dominion Resources, Inc.                               33,750           2,996
Edison International                                   10,200             501
Embarq Corp.                                            2,500             141
Idacorp, Inc. (N)                                         800              27
Level 3 Communications, Inc. (AE)(N)                   54,600             333
NII Holdings, Inc. (AE)(N)                             14,370           1,066
NiSource, Inc.                                         18,500             452
Northeast Utilities                                     6,300             206
Pepco Holdings, Inc.                                    5,800             168
Progress Energy, Inc. - CVO                             1,300              --
Puget Energy, Inc.                                      4,100             105
SCANA Corp.                                             5,100             220
Southwest Gas Corp.                                     1,800              70
TECO Energy, Inc.                                      16,800             289
Time Warner Telecom, Inc. Class A (AE)                 21,600             449
Verizon Communications, Inc.                           33,100           1,255
Windstream Corp. (AE)                                  40,900             602
                                                                 ------------
                                                                       17,684
                                                                 ------------

TOTAL COMMON STOCKS
(cost $358,395)                                                       402,131
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 6.3%
Russell Investment Company
   Money Market Fund                               25,984,000          25,984
United States Treasury Bills (z)(sec.)
   5.041% due 06/14/07                                  1,200           1,185
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $27,172)                                                         27,169
                                                                 ------------

OTHER SECURITIES - 8.4%
State Street Securities
   Lending Quality Trust (X)                       36,083,384          36,083
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $36,083)                                                         36,083
                                                                 ------------

TOTAL INVESTMENTS - 108.3%
(identified cost $421,650)                                            465,383

OTHER ASSETS AND LIABILITIES,
NET - (8.3%)                                                          (35,569)
                                                                 ------------

NET ASSETS - 100.0%                                                   429,814
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                      Multi-Style Equity Fund  7

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 12/07 (7)                                2,736                 34

S&P 500 E-Mini Index (CME)
   expiration date 06/07 (33)                               2,361                 20

S&P 500 Index (CME)
   expiration date 06/07 (33)                              11,807                 74

S&P Midcap 400 E-Mini Index (CME)
   expiration date 06/07 (119)                             10,184                136
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        264
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 8  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.7%
Auto and Transportation - 3.3%
AAR Corp. (AE)                                         11,200             309
Aftermarket Technology Corp. (AE)                       2,800              68
Alaska Air Group, Inc. (AE)                             3,300             126
American Commercial Lines, Inc. (AE)                    7,394             232
AMR Corp. (AE)                                          9,000             274
Arctic Cat, Inc.                                        2,500              49
ArvinMeritor, Inc.                                     19,700             359
Autoliv, Inc.                                           2,400             137
Commercial Vehicle Group, Inc. (AE)                     2,700              56
Continental Airlines, Inc. Class A (AE)                 9,993             364
Cooper Tire & Rubber Co. (N)                           16,100             294
Dana Corp. (AE)(N)                                     39,700              35
Danaos Corp.                                            3,100              82
Eagle Bulk Shipping, Inc. (N)                           8,900             172
ExpressJet Holdings, Inc. Class A (AE)                 36,670             214
Genco Shipping & Trading, Ltd. (N)                      6,000             191
Gentex Corp. (N)                                       12,100             197
Grupo Aeroportuario del Centro Norte Sab de CV -
   ADR (AE)                                            10,300             279
Grupo Aeroportuario del Sureste SAB de CV - ADR         7,700             363
Gulfmark Offshore, Inc. (AE)(N)                         4,000             175
Horizon Lines, Inc. Class A                            17,059             560
Kansas City Southern (AE)(N)                            4,800             171
Kirby Corp. (AE)                                        7,793             273
Knightsbridge Tankers, Ltd.                               100               3
Modine Manufacturing Co. (N)                            2,300              53
Navios Maritime Holdings, Inc.                         61,100             448
Navistar International Corp. (AE)                       8,700             398
PAM Transportation Services (AE)(N)                     2,100              43
Saia, Inc. (AE)                                         2,500              59
Sauer-Danfoss, Inc.                                     3,495             105
Skywest, Inc.                                           4,998             134
Standard Motor Products, Inc.                           9,203             157
Tidewater, Inc. (N)                                     3,100             181
TRW Automotive Holdings Corp. (AE)                     11,200             390
UAL Corp. (AE)(N)                                       1,700              65
US Xpress Enterprises, Inc. Class A (AE)(N)             6,100             105
UTI Worldwide, Inc.                                    14,729             362
Visteon Corp. (AE)(N)                                   9,600              82
                                                                 ------------
                                                                        7,565
                                                                 ------------

Consumer Discretionary - 19.2%
ABM Industries, Inc.                                    8,329             220
Activision, Inc. (AE)                                  42,184             799
Advance Auto Parts, Inc. (N)                            3,300             127
Advisory Board Co. (The) (AE)                           7,934             402
Aeropostale, Inc. (AE)                                 14,600             587
AFC Enterprises (AE)(N)                                 5,000             100
Alberto-Culver Co. Class B                              5,100             117

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American Eagle Outfitters, Inc.                        21,294             639
American Woodmark Corp.                                 6,145             226
aQuantive, Inc. (AE)                                   13,832             386
Asbury Automotive Group, Inc.                           5,594             158
Autonation, Inc. (AE)(N)                                3,000              64
Baidu.com - ADR (AE)                                    1,300             126
Bare Escentuals, Inc. (AE)                             13,676             491
Barnes & Noble, Inc.                                    5,600             221
Bebe Stores, Inc.                                       4,554              79
Big 5 Sporting Goods Corp. (N)                         13,700             355
Big Lots, Inc. (AE)                                    29,919             936
Blockbuster, Inc. Class A (AE)                         14,265              92
Books-A-Million, Inc. Class A                           3,717              53
Bowne & Co., Inc.                                       4,400              69
Bright Horizons Family Solutions, Inc. (AE)(N)          5,700             215
Brown Shoe Co., Inc.                                    3,938             165
Buckle, Inc. (The)                                      4,600             164
Buffalo Wild Wings, Inc. (AE)(N)                        4,200             268
Callaway Golf Co. (N)                                  17,100             269
Carmax, Inc. (AE)                                       6,400             157
CBRL Group, Inc.                                        6,668             309
CEC Entertainment, Inc. (AE)                            8,100             336
Central Parking Corp.                                   8,536             189
Cenveo, Inc. (AE)                                       3,800              92
Charlotte Russe Holding, Inc. (AE)                      9,968             288
Chemed Corp.                                            3,500             171
Children's Place Retail Stores, Inc. (The) (AE)         6,657             371
Chipotle Mexican Grill, Inc. Class A (AE)(N)            4,300             267
Christopher & Banks Corp. (N)                          13,700             267
Churchill Downs, Inc. (N)                               4,800             218
CMGI, Inc. (AE)                                        39,840              84
Coinmach Service Corp. Class A (N)                     12,000             127
Coinstar, Inc. (AE)                                     1,933              61
Columbia Sportswear Co. (N)                             1,100              69
Convergys Corp. (AE)                                   45,472           1,155
Core-Mark Holding Co., Inc. (AE)(N)                       800              29
Corinthian Colleges, Inc. (AE)(N)                      12,700             175
Corporate Executive Board Co.                           3,554             270
Cox Radio, Inc. Class A (AE)(N)                         3,400              46
CRA International, Inc. (AE)                              898              47
CROCS, Inc. (AE)                                       16,400             775
CSS Industries, Inc.                                      900              34
Denny's Corp. (AE)                                      9,252              45
DeVry, Inc. (N)                                        14,000             411
Dick's Sporting Goods, Inc. (AE)(N)                     7,600             443

                                                       Aggressive Equity Fund  9

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dillard's, Inc. Class A                                18,200             596
Dolby Laboratories, Inc. Class A (AE)                  27,400             946
Dollar Tree Stores, Inc. (AE)                          18,066             691
DreamWorks Animation SKG, Inc. Class A (AE)(N)          8,700             266
DSW, Inc. Class A (AE)                                  2,749             116
Earthlink, Inc. (AE)(N)                                15,700             115
Elizabeth Arden, Inc. (AE)(N)                           5,900             129
Focus Media Holding, Ltd. - ADR (AE)                    2,800             220
Foot Locker, Inc.                                      15,300             360
Forrester Research, Inc. (AE)                           2,971              84
FTD Group, Inc.                                        23,600             390
Furniture Brands International, Inc. (N)               12,300             194
GameStop Corp. Class A (AE)                            17,589             573
GateHouse Media, Inc. (N)                              13,900             282
Gmarket, Inc. - ADR                                     3,800              66
Great Wolf Resorts, Inc. (AE)(N)                        6,100              81
Greenfield Online, Inc. (AE)                            7,636             121
Group 1 Automotive, Inc. (N)                            9,700             386
Guess?, Inc.                                           21,200             858
Gymboree Corp. (AE)                                     1,984              80
Harris Interactive, Inc. (AE)                          13,132              79
Hasbro, Inc. (N)                                       28,036             802
Helen of Troy, Ltd. (AE)                                7,200             164
Hooker Furniture Corp. (N)                              1,200              24
Iconix Brand Group, Inc. (AE)(N)                       38,670             789
IKON Office Solutions, Inc.                             9,600             138
infoUSA, Inc.                                          10,940             105
International Speedway Corp. Class A                    1,900              98
ITT Educational Services, Inc. (AE)(N)                  2,400             196
J Crew Group, Inc. (AE)(N)                             13,700             550
Jack in the Box, Inc. (AE)                                310              21
Jakks Pacific, Inc. (AE)                                7,500             179
Jarden Corp. (AE)                                       2,900             111
Jo-Ann Stores, Inc. (AE)                                4,865             133
Jones Apparel Group, Inc.                              20,054             616
Journal Register Co. (N)                               10,600              63
K-Swiss, Inc. Class A (N)                               6,400             173
K2, Inc. (AE)(N)                                       16,614             201
Kellwood Co.                                            3,465             102
Kenneth Cole Productions, Inc. Class A (N)              1,000              26
Knology, Inc. (AE)                                      3,183              50
Korn/Ferry International (AE)(N)                       13,300             305
Leapfrog Enterprises, Inc. Class A (AE)(N)              6,700              72
Lee Enterprises, Inc.                                  19,500             586
Life Time Fitness, Inc. (AE)(N)                        14,400             740
Lightbridge, Inc. (AE)                                  3,000              53
Lithia Motors, Inc. Class A (N)                         3,100              85
Liz Claiborne, Inc. (N)                                10,600             454
LKQ Corp. (AE)                                         16,576             362
Lodgenet Entertainment Corp. (AE)                       9,923             305

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Maidenform Brands, Inc. (AE)                           13,823             319
McClatchy Co. Class A (N)                               6,900             218
McCormick & Schmick's Seafood Restaurants, Inc.
   (AE)(N)                                              6,400             172
Men's Wearhouse, Inc. (The) (N)                        10,400             489
Meredith Corp.                                          3,406             195
Morton's Restaurant Group, Inc. (AE)                    2,000              36
Mothers Work, Inc. (AE)                                   559              19
Movado Group, Inc.                                      2,300              68
MPS Group, Inc. (AE)                                   19,209             272
MSC Industrial Direct Co., Inc. Class A                 4,096             191
Nautilus, Inc. (N)                                      9,800             151
O'Charleys, Inc. (AE)                                  18,948             366
O'Reilly Automotive, Inc. (AE)                         13,704             454
OfficeMax, Inc.                                        11,100             585
On Assignment, Inc. (AE)(N)                            15,200             189
Orient-Express Hotels, Ltd. Class A                     8,275             495
Oxford Industries, Inc.                                 1,900              94
Panera Bread Co. Class A (AE)                           6,219             367
Payless Shoesource, Inc. (AE)                           8,237             273
PC Connection, Inc. (AE)                                1,877              27
Perry Ellis International, Inc. (AE)                   19,263             616
Phillips-Van Heusen Corp.                              11,400             670
Pier 1 Imports, Inc. (N)                               16,800             116
Prestige Brands Holdings, Inc. (AE)                     7,010              83
Priceline.com, Inc. (AE)                               11,000             586
Quiksilver, Inc. (AE)(N)                               18,300             212
RadioShack Corp. (N)                                    5,600             151
Rare Hospitality International, Inc. (AE)              11,776             354
Rent-A-Center, Inc. Class A (AE)(N)                    14,800             414
Republic Services, Inc. Class A                        29,795             829
Retail Ventures, Inc. (AE)                                650              14
Rush Enterprises, Inc. Class A (AE)                     2,300              44
Sabre Holdings Corp. Class A                            9,014             295
Saks, Inc.                                             18,063             376
Scholastic Corp. (AE)(N)                               13,352             415
Service Corp. International                            34,700             412
Sinclair Broadcast Group, Inc. Class A                  3,573              55
Sirva, Inc. (AE)(N)                                     9,700              35
Skechers USA, Inc. Class A (AE)                         2,100              71
Sonic Automotive, Inc. Class A                          5,800             165
Speedway Motorsports, Inc. (N)                          1,400              54
Steak N Shake Co. (The) (AE)                            3,700              62
Stein Mart, Inc. (N)                                   17,300             282
Stewart Enterprises, Inc. Class A (N)                  21,900             177

 10  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sturm Ruger & Co., Inc. (AE)                           13,100             176
Take-Two Interactive Software, Inc. (AE)(N)            10,000             201
Talbots, Inc. (N)                                      10,200             241
Tech Data Corp. (AE)                                    1,400              50
TeleTech Holdings, Inc. (AE)                            8,600             316
Tempur-Pedic International, Inc. (N)                    8,200             213
Tractor Supply Co. (AE)                                 5,666             292
TravelCenters of America LLC (AE)                         217               8
Triarc Cos., Inc. Class A                              14,392             247
Unifirst Corp.                                          1,500              58
United Online, Inc. (N)                                26,500             372
Urban Outfitters, Inc. (AE)(N)                         14,500             384
Viad Corp.                                              4,300             166
VistaPrint, Ltd. (AE)(N)                                7,900             303
Volt Information Sciences, Inc. (AE)                    7,554             198
Warnaco Group, Inc. (The) (AE)                          8,300             236
Warner Music Group Corp.                               14,000             239
West Marine, Inc. (AE)                                  7,584             138
WMS Industries, Inc. (AE)(N)                            6,500             255
World Wrestling Entertainment, Inc. Class A (N)        18,800             306
Wynn Resorts, Ltd.                                      3,941             374
Zumiez, Inc. (AE)(N)                                    8,500             341
                                                                 ------------
                                                                       44,482
                                                                 ------------

Consumer Staples - 2.7%
Alliance One International, Inc. (AE)                 102,092             942
Boston Beer Co., Inc. Class A (AE)(N)                   1,500              50
Constellation Brands, Inc. Class A (AE)                 3,700              78
Del Monte Foods Co. (N)                                42,400             487
Flowers Foods, Inc. (N)                                12,700             383
Hormel Foods Corp.                                      2,500              93
Imperial Sugar Co. (N)                                  3,700             124
Loews Corp. - Carolina Group                           13,471           1,019
McCormick & Co., Inc.                                   9,100             351
Molson Coors Brewing Co. Class B (N)                    5,800             549
Nash Finch Co.                                          2,467              85
NBTY, Inc. (AE)                                        12,938             686
PepsiAmericas, Inc.                                     5,100             114
Performance Food Group Co. (AE)(N)                      3,300             102
Ralcorp Holdings, Inc. (AE)(N)                          1,900             122
Reddy Ice Holdings, Inc.                                7,458             225
Ruddick Corp. (N)                                       1,600              48
Schweitzer-Mauduit International, Inc.                  4,429             110
Supervalu, Inc.                                         4,800             177
Tootsie Roll Industries, Inc. (N)                       9,959             298
Universal Corp.                                         2,389             147
                                                                 ------------
                                                                        6,190
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Financial Services - 16.6%
Advent Software, Inc. (AE)                             19,600             683
Affiliated Managers Group, Inc. (AE)                    7,109             770
Affirmative Insurance Holdings, Inc.                    1,500              26
AG Edwards, Inc.                                       10,525             728
Alliance Data Systems Corp. (AE)                        9,863             608
AMB Property Corp. (o)                                  6,500             382
American Financial Group, Inc.                          9,641             328
American Financial Realty Trust (o)(N)                 17,600             177
American Home Mortgage Investment Corp. (o)(N)          3,400              92
American Physicians Capital, Inc. (AE)                  1,100              44
Amerisafe, Inc. (AE)                                   10,379             196
Amtrust Financial Services, Inc.                        6,900              73
Annaly Capital Management, Inc. (o)                    63,700             986
Anthracite Capital, Inc. (o)                            5,601              67
Anworth Mortgage Asset Corp. (o)                       26,900             263
Apollo Investment Corp.                                22,800             488
Arbor Realty Trust, Inc. (o)                            1,600              49
Arch Capital Group, Ltd. (AE)                           3,900             266
Asset Acceptance Capital Corp. (AE)(N)                  2,400              37
Assurant, Inc.                                          9,411             505
Astoria Financial Corp.                                 4,300             114
Bancfirst Corp. (N)                                     1,000              46
Bank of Hawaii Corp.                                    3,300             175
Bankunited Financial Corp. Class A (N)                 25,757             546
Banner Corp.                                            1,000              42
BioMed Realty Trust, Inc. (o)                          16,900             444
BOK Financial Corp. (N)                                   930              46
Calamos Asset Management, Inc. Class A (N)              1,700              38
Camden Property Trust (o)                               5,200             366
Capital Trust, Inc. Class A (o)(N)                      2,300             105
Cash America International, Inc.                        7,814             320
CB Richard Ellis Group, Inc. Class A (AE)               2,889              99
CBL & Associates Properties, Inc. (o)(N)                1,900              85
CharterMac (N)                                          2,700              52
CIT Group, Inc.                                         4,000             212
City Bank (N)                                           1,200              39
Cohen & Steers, Inc. (N)                                  700              30
Colonial BancGroup, Inc. (The)                          8,600             213
Colonial Properties Trust (o)                           5,400             247
Commerce Bancshares, Inc. (N)                           2,310             112
Commerce Group, Inc. (N)                                5,200             156
Community Bancorp (AE)                                  3,990             123
Corus Bankshares, Inc. (N)                             18,202             311

                                                      Aggressive Equity Fund  11

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Crystal River Capital, Inc. (o)(N)                     20,200             542
Deerfield Triarc Capital Corp. (o)(N)                  30,100             451
Deluxe Corp. (N)                                       28,000             939
DiamondRock Hospitality Co. (o)                        13,100             249
Dime Community Bancshares (N)                           9,800             130
Downey Financial Corp. (N)                              5,253             339
EastGroup Properties, Inc. (o)                            700              36
Eaton Vance Corp.                                       6,669             238
Education Realty Trust, Inc. (o)(N)                     2,700              40
EMC Insurance Group, Inc. (N)                             900              23
Entertainment Properties Trust (o)                      2,143             129
Essex Property Trust, Inc. (o)(N)                       1,900             246
Euronet Worldwide, Inc. (AE)                           14,767             397
Factset Research Systems, Inc.                          5,000             314
FBL Financial Group, Inc. Class A                         900              35
FelCor Lodging Trust, Inc. (o)                         15,800             410
Feldman Mall Properties, Inc. (o)(N)                   13,500             164
First American Corp.                                    6,900             350
First Cash Financial Services, Inc. (AE)                7,400             165
First Industrial Realty Trust, Inc. (o)                   528              24
First Marblehead Corp. (The)                            1,465              66
FirstFed Financial Corp. (AE)(N)                       10,547             599
Flushing Financial Corp. (N)                            9,800             159
Friedman Billings Ramsey Group, Inc. Class A
   (o)(N)                                              52,300             289
GFI Group, Inc. (AE)(N)                                 6,900             469
Global Payments, Inc.                                   7,175             244
Gramercy Capital Corp. (o)(N)                           1,000              31
Hanmi Financial Corp. (N)                               5,700             109
HCC Insurance Holdings, Inc. (N)                       10,250             316
Health Care Property Investors, Inc. (o)                6,900             249
Health Care REIT, Inc. (o)                              1,700              75
Hercules Technology Growth Capital, Inc. (N)           17,100             234
Hersha Hospitality Trust (o)(N)                         3,400              40
Hospitality Properties Trust (o)                       13,182             617
HRPT Properties Trust (o)(N)                           27,400             337
IBERIABANK Corp. (N)                                      900              50
Innkeepers USA Trust (o)(N)                            10,200             166
International Securities Exchange Holdings, Inc.
   Class A                                              6,900             337
Intersections, Inc. (AE)                                  172               2
Intervest Bancshares Corp. Class A (AE)(N)              2,300              66
Investment Technology Group, Inc. (AE)                  6,213             244
Investors Bancorp, Inc. (AE)                            9,400             136
Investors Real Estate Trust (o)                         2,600              28
IPC Holdings, Ltd.                                     11,700             338
iStar Financial, Inc. (o)                              14,956             700
ITLA Capital Corp. (N)                                  1,526              79
JER Investors Trust, Inc. (o)(N)                       32,800             624

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Jersey Investment Trust, Inc. (AE)                      9,200             175
Jones Lang LaSalle, Inc.                                1,498             156
Kite Realty Group Trust (o)(N)                          2,400              48
KKR Financial Corp. (o)                                15,300             420
Kronos, Inc. (AE)                                       3,136             168
LaSalle Hotel Properties (o)                            5,000             232
Liberty Property Trust (o)(N)                           8,200             399
Luminent Mortgage Capital, Inc. (o)(N)                 51,900             464
Macatawa Bank Corp. (N)                                 1,200              22
Markel Corp. (AE)(N)                                      620             301
MCG Capital Corp.                                      22,100             415
Mcgrath Rentcorp (N)                                    7,700             244
Mercantile Bank Corp. (N)                                 700              23
MFA Mortgage Investments, Inc. (o)                     59,100             455
MGIC Investment Corp.                                   4,890             288
Mid-America Apartment Communities, Inc. (o)             4,200             236
Municipal Mortgage & Equity LLC (N)                     1,600              46
National Retail Properties, Inc. (o)                    7,200             174
Nationwide Financial Services, Inc.                     5,900             318
Navigators Group, Inc. (AE)                             2,290             115
Nelnet, Inc. Class A (N)                                5,600             134
Newcastle Investment Corp. (o)                         18,411             511
NorthStar Realty Finance Corp. (o)(N)                  24,100             367
NYMAGIC, Inc. (N)                                         600              24
OceanFirst Financial Corp. (N)                          1,503              26
Ocwen Financial Corp. (AE)                             12,136             156
Odyssey Re Holdings Corp. (N)                           5,100             200
Ohio Casualty Corp.                                     7,400             222
Oriental Financial Group                                7,157              84
Pacific Capital Bancorp                                 7,194             231
Pennsylvania Real Estate Investment Trust (o)           5,100             226
Pico Holdings, Inc. (AE)(N)                             1,800              77
PMI Group, Inc. (The)                                   8,043             364
Potlatch Corp. (o)                                        288              13
Preferred Bank                                          3,550             139
Protective Life Corp.                                   7,000             308
Provident Financial Services, Inc.                      5,300              92
PS Business Parks, Inc. (o)                             1,600             113
RAIT Financial Trust (o)(N)                            17,900             500
Raymond James Financial, Inc.                          33,800           1,006
Realty Income Corp. (o)(N)                              8,700             245
Redwood Trust, Inc. (o)(N)                              3,279             171
Reinsurance Group of America, Inc.                      4,800             277
RLI Corp.                                                 800              44
Ryder System, Inc.                                     10,700             528
S1 Corp. (AE)                                          13,883              83

 12  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Safety Insurance Group, Inc.                            6,111             245
SeaBright Insurance Holdings, Inc. (AE)(N)              2,900              53
SEI Investments Co.                                     7,400             446
Southwest Bancorp, Inc.                                 1,216              31
Spirit Finance Corp. (o)(N)                             2,500              37
Stancorp Financial Group, Inc.                          8,800             433
Sterling Bancorp Class N (N)                            7,100             128
Sterling Bancshares, Inc. (N)                          11,400             127
Sterling Financial Corp.                                1,000              22
Strategic Hotels & Resorts, Inc. (o)                    1,000              23
SWS Group, Inc.                                        12,286             305
Taylor Capital Group, Inc.                              3,469             121
Technology Investment Capital Corp. (N)                 8,000             135
Thornburg Mortgage, Inc. (o)                            4,600             120
TierOne Corp. (N)                                       5,916             160
Total System Services, Inc.                            10,279             327
Triad Guaranty, Inc. (AE)                               7,446             308
U-Store-It Trust (o)(N)                                12,500             251
United America Indemnity, Ltd. Class A (AE)             2,900              67
Unitrin, Inc.                                           3,300             155
USB Holding Co., Inc. (N)                               3,300              75
Ventas, Inc. (o)                                        2,800             118
ViewPoint Financial Group                              13,500             234
Washington Trust Bancorp, Inc.                          1,006              27
Webster Financial Corp.                                 2,500             120
Weingarten Realty Investors (o)(N)                      1,200              57
Whitney Holding Corp. (N)                               3,700             113
Wilmington Trust Corp.                                  3,500             148
WR Berkley Corp.                                       10,100             335
WSFS Financial Corp. (N)                                  300              19
Zenith National Insurance Corp.                         8,953             423
                                                                 ------------
                                                                       38,517
                                                                 ------------

Health Care - 11.3%
Accelrys, Inc. (AE)(N)                                 20,600             131
Advanced Medical Optics, Inc. (AE)(N)                   5,900             219
Air Methods Corp. (AE)                                  1,000              24
Albany Molecular Research, Inc. (AE)                    9,183              90
Allscripts Healthcare Solutions, Inc. (AE)             14,245             382
Amedisys, Inc. (AE)                                     7,566             245
American Dental Partners, Inc. (AE)                     2,726              59
American Medical Systems Holdings, Inc. (AE)(N)        45,140             956
American Oriental Bioengineering, Inc. (AE)            11,400             107
AMERIGROUP Corp. (AE)                                   7,289             222
Applera Corp. - Celera Group (AE)                      42,900             609
Apria Healthcare Group, Inc. (AE)                      12,052             389
Arrow International, Inc.                               8,400             270

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Arthrocare Corp. (AE)                                  14,744             531
Beckman Coulter, Inc.                                   1,800             115
Bio-Rad Laboratories, Inc. Class A (AE)                 1,100              77
Bradley Pharmaceuticals, Inc. (AE)                      1,793              34
Cerner Corp. (AE)(N)                                   18,700           1,018
Charles River Laboratories International, Inc.
   (AE)(N)                                              7,100             328
Community Health Systems, Inc. (AE)(N)                 15,441             544
Conmed Corp. (AE)                                       7,318             214
Cooper Cos., Inc. (The) (N)                            16,528             804
Corvel Corp. (AE)                                       9,120             276
Covance, Inc. (AE)                                      5,300             315
Cutera, Inc. (AE)                                       6,600             239
DaVita, Inc. (AE)                                      16,055             856
Discovery Laboratories, Inc. (AE)(N)                   11,900              28
Emergency Medical Services Corp. Class A (AE)           9,960             293
ev3, Inc. (AE)(N)                                       9,600             189
Haemonetics Corp. (AE)                                  6,550             306
Health Net, Inc. (AE)                                   7,600             409
Healthcare Services Group (N)                          20,600             590
HealthExtras, Inc. (AE)(N)                             30,200             869
Healthspring, Inc. (AE)                                19,948             470
Healthways, Inc. (AE)(N)                                6,657             311
Henry Schein, Inc. (AE)(N)                             11,882             656
Hologic, Inc. (AE)(N)                                  21,318           1,229
Icon PLC - ADR (AE)                                     2,400             102
Illumina, Inc. (AE)                                     5,038             148
Immucor, Inc. (AE)                                      5,300             156
Immunomedics, Inc. (AE)                                 3,782              17
IMS Health, Inc.                                       12,707             377
Invacare Corp. (N)                                      4,600              80
Inverness Medical Innovations, Inc. (AE)(N)             7,700             337
King Pharmaceuticals, Inc. (AE)(N)                     45,480             895
LCA-Vision, Inc. (N)                                    1,300              54
LHC Group, Inc. (AE)(N)                                17,844             579
LifePoint Hospitals, Inc. (AE)                          2,900             111
Medcath Corp. (AE)                                     11,043             301
Medical Action Industries, Inc. (AE)                    5,200             124
Mentor Corp.                                            4,077             188
Molina Healthcare, Inc. (AE)                            3,500             107
Myriad Genetics, Inc. (AE)(N)                           7,400             255
Nabi Biopharmaceuticals (AE)(N)                         8,000              42
Neurocrine Biosciences, Inc. (AE)(N)                    5,000              63
Noven Pharmaceuticals, Inc. (AE)                        5,726             133
NuVasive, Inc. (AE)(N)                                 10,200             242

                                                      Aggressive Equity Fund  13

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Palomar Medical Technologies, Inc. (AE)(N)              8,400             336
Perrigo Co. (N)                                        11,300             200
Pharmaceutical Product Development, Inc.               13,908             469
Pharmacopeia Drug Discovery, Inc. (AE)(N)              10,250              58
Pharmacyclics, Inc. (AE)(N)                             1,600               4
PharmaNet Development Group, Inc. (AE)                  5,946             155
Phase Forward, Inc. (AE)                               11,400             150
PolyMedica Corp. (N)                                    9,100             385
PSS World Medical, Inc. (AE)(N)                        25,578             541
Psychiatric Solutions, Inc. (AE)                       13,886             560
Quality Systems, Inc. (AE)                              8,058             322
ResMed, Inc. (AE)(N)                                    2,100             106
Savient Pharmaceuticals, Inc. (AE)                     10,809             130
Sciele Pharma, Inc. (AE)                                2,917              69
Sierra Health Services, Inc. (AE)                      14,550             599
Stericycle, Inc. (AE)(N)                                5,600             456
STERIS Corp.                                           10,100             268
Techne Corp. (AE)                                       8,230             470
Universal Health Services, Inc. Class B                 6,300             361
Watson Pharmaceuticals, Inc. (AE)                      14,271             377
WellCare Health Plans, Inc. (AE)(N)                    13,727           1,170
West Pharmaceutical Services, Inc.                      5,419             252
Zoll Medical Corp. (AE)                                 7,728             206
                                                                 ------------
                                                                       26,359
                                                                 ------------

Materials and Processing - 10.3%
Acuity Brands, Inc.                                     2,401             131
Airgas, Inc.                                           11,310             477
Albemarle Corp.                                        22,904             947
Ameron International Corp.                                258              17
Apogee Enterprises, Inc.                                  900              18
Aptargroup, Inc.                                        4,000             268
Ashland, Inc.                                             100               7
Bemis Co., Inc.                                         4,200             140
Bluegreen Corp. (AE)                                    2,300              26
BlueLinx Holdings, Inc. (N)                             1,700              18
Bowater, Inc. (N)                                       5,100             121
Buckeye Technologies, Inc. (AE)                        49,439             642
Cambrex Corp.                                          11,400             280
Carpenter Technology Corp.                              4,639             560
Celanese Corp. Class A                                 23,500             725
Ceradyne, Inc. (AE)                                     3,600             197
CF Industries Holdings, Inc.                           11,300             436
Chemtura Corp. (N)                                     14,400             157
Chesapeake Corp. (N)                                    3,100              47
Chicago Bridge & Iron Co. NV                           13,145             404
Comfort Systems USA, Inc.                               9,800             117
Commercial Metals Co.                                  23,900             749

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Constar International, Inc. (AE)(N)                     8,800              78
Corn Products International, Inc.                       8,700             310
Crown Holdings, Inc. (AE)                              11,367             278
Cytec Industries, Inc.                                  7,700             433
Eastman Chemical Co. (N)                                8,700             551
EMCOR Group, Inc. (AE)                                  9,936             586
Energy Conversion Devices, Inc. (AE)                   10,866             380
Ennis, Inc.                                             5,900             158
FMC Corp.                                               6,926             522
Glatfelter (N)                                         15,000             224
Goodman Global, Inc. (AE)                               2,900              51
GrafTech International, Ltd. (AE)                      36,905             335
Granite Construction, Inc.                              1,424              79
Greif, Inc. Class A                                     2,600             289
Harsco Corp.                                            8,400             377
HB Fuller Co.                                           1,500              41
Hercules, Inc. (AE)                                    36,200             707
Huntsman Corp.                                          8,800             168
Infrasource Services, Inc. (AE)                        11,437             349
Innospec, Inc.                                          5,813             335
Jacobs Engineering Group, Inc. (AE)                    14,000             653
Landec Corp. (AE)                                      13,612             193
Layne Christensen Co. (AE)                              7,200             262
Lennox International, Inc.                              3,400             121
Lubrizol Corp.                                          7,973             411
MeadWestvaco Corp. (N)                                  4,500             139
Mercer International, Inc. (AE)(N)                     23,300             279
Northwest Pipe Co. (AE)                                   800              32
Novelis, Inc.                                           4,347             192
Olin Corp.                                             21,800             369
Olympic Steel, Inc. (N)                                 3,700             115
OM Group, Inc. (AE)                                     6,084             272
Perini Corp. (AE)                                       2,000              74
PolyOne Corp. (AE)                                     11,700              71
Quanex Corp. (N)                                        5,000             212
Quanta Services, Inc. (AE)                             17,904             451
Resource Capital Corp. (o)(N)                           6,000              97
Rock-Tenn Co. Class A                                  37,047           1,230
Rockwood Holdings, Inc. (AE)                            6,800             188
RPM International, Inc.                                24,204             559
SAIC, Inc. (AE)(N)                                     20,800             360
Sigma-Aldrich Corp.                                    10,100             419
Silgan Holdings, Inc. (N)                               2,400             123
Smurfit-Stone Container Corp. (AE)                     28,500             321
Sonoco Products Co.                                    15,444             580
Spartech Corp.                                         19,112             561
Standard Register Co. (The) (N)                         4,215              53
Superior Essex, Inc. (AE)                               4,700             163
Temple-Inland, Inc.                                     4,200             251

 14  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Texas Industries, Inc. (N)                              2,200             166
Timken Co.                                              3,100              94
Tredegar Corp.                                         13,726             313
UAP Holding Corp. (N)                                  15,200             393
URS Corp. (AE)                                          8,000             341
USEC, Inc. (AE)                                        14,910             242
Valspar Corp.                                           5,600             156
Washington Group International, Inc. (AE)              11,698             777
Wausau Paper Corp.                                      2,400              34
                                                                 ------------
                                                                       24,002
                                                                 ------------

Miscellaneous - 1.5%
Brunswick Corp. (N)                                    12,400             395
Castlepoint Holdings, Ltd. (p)                         30,900             332
Foster Wheeler, Ltd. (AE)                              15,687             916
Hillenbrand Industries, Inc.                            5,400             321
McDermott International, Inc. (AE)                     16,445             805
SPX Corp. (N)                                           2,500             175
Teleflex, Inc.                                          7,148             487
                                                                 ------------
                                                                        3,431
                                                                 ------------

Other Energy - 3.1%
Alon USA Energy, Inc.                                   1,800              65
Cameron International Corp. (AE)                        6,183             388
Core Laboratories NV (AE)(N)                            9,832             824
Delek US Holdings, Inc. (N)                             3,900              75
Diamond Offshore Drilling, Inc.                         3,427             277
Dresser-Rand Group, Inc. (AE)(N)                        5,900             180
Dril-Quip, Inc. (AE)                                    5,479             237
ENSCO International, Inc. (N)                           6,100             332
Foundation Coal Holdings, Inc. (N)                      8,000             275
Global Industries, Ltd. (AE)                           18,600             340
Goodrich Petroleum Corp. (AE)                           2,679              90
Grant Prideco, Inc. (AE)                                7,808             389
Hercules Offshore, Inc. (AE)(N)                         9,600             252
Holly Corp.                                             4,100             243
Hornbeck Offshore Services, Inc. (AE)(N)                1,100              32
Input/Output, Inc. (AE)(N)                             23,101             318
Meridian Resource Corp. (AE)                           21,672              52
National-Oilwell Varco, Inc. (AE)                       5,962             464
Oceaneering International, Inc. (AE)                    1,800              76
Ormat Technologies, Inc. (N)                            4,800             201
Range Resources Corp.                                   4,600             154
SEACOR Holdings, Inc. (AE)                              1,100             108
Tesoro Corp.                                           10,238           1,028
Tetra Technologies, Inc. (AE)                          20,063             496
Union Drilling, Inc. (AE)(N)                            2,900              41
VeraSun Energy Corp. (AE)                              13,861             276
Western Refining, Inc. (N)                                800              31
                                                                 ------------
                                                                        7,244
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Producer Durables - 7.2%
AGCO Corp. (AE)                                         8,765             324
AO Smith Corp. (N)                                      1,600              61
Applied Industrial Technologies, Inc.                   4,600             113
Arris Group, Inc. (AE)(N)                              26,590             374
ASML Holding NV Class G (AE)                           15,506             384
Axcelis Technologies, Inc. (AE)                        21,700             166
Baldor Electric Co.                                    10,100             381
BE Aerospace, Inc. (AE)                                 3,413             108
C-COR, Inc. (AE)(N)                                    35,000             485
Chart Industries, Inc. (AE)                             1,500              27
Cognex Corp. (N)                                        3,300              72
Cohu, Inc. (N)                                         14,800             278
Crane Co. (N)                                           6,200             251
Credence Systems Corp. (AE)(N)                         45,354             150
Crown Castle International Corp. (AE)(N)                6,100             196
CTS Corp. (N)                                           9,475             131
Cummins, Inc.                                           2,263             328
Diebold, Inc.                                           7,200             344
EnPro Industries, Inc. (AE)(N)                          1,300              47
Entegris, Inc. (AE)(N)                                 39,431             422
ESCO Technologies, Inc. (AE)                            9,265             415
Federal Signal Corp.                                    2,600              40
FEI Co. (AE)(N)                                         6,100             220
Flowserve Corp.                                         3,400             194
Gardner Denver, Inc. (AE)                               8,500             296
Garmin, Ltd.                                            7,405             401
Herman Miller, Inc. (N)                                10,400             348
Hubbell, Inc. Class B (N)                               6,200             299
Intevac, Inc. (AE)(N)                                  23,000             607
Kadant, Inc. (AE)(N)                                      900              23
Kennametal, Inc.                                        6,102             413
Kimball International, Inc. Class B                     5,298             102
L-1 Identity Solutions, Inc. Class 1 (AE)(N)           25,000             413
Lam Research Corp. (AE)                                 8,390             397
Lexmark International, Inc. Class A (AE)                5,049             295
LTX Corp. (AE)                                          9,536              58
M/I Homes, Inc. (N)                                       700              19
Mettler Toledo International, Inc. (AE)                 4,354             390
Milacron, Inc. (AE)(N)                                 31,245              21
Mine Safety Appliances Co. (N)                          5,600             236
MKS Instruments, Inc. (AE)                              7,500             191
Mueller Water Products, Inc. Class A (N)               16,605             222

                                                      Aggressive Equity Fund  15

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nordson Corp.                                           1,600              74
Novellus Systems, Inc. (AE)                            11,696             375
Pall Corp.                                              8,900             338
Photronics, Inc. (AE)                                   5,100              79
Plantronics, Inc. (N)                                  10,000             236
Polycom, Inc. (AE)                                     19,544             651
Regal-Beloit Corp.                                      3,641             169
Robbins & Myers, Inc.                                  11,477             428
SBA Communications Corp. Class A (AE)(N)               18,200             538
Steelcase, Inc. Class A (N)                            25,918             516
Symmetricom, Inc. (AE)                                  2,243              19
Technical Olympic USA, Inc. (AE)(N)                     8,100              32
Tecumseh Products Co. Class A (AE)(N)                  11,000             111
Teledyne Technologies, Inc. (AE)                        5,700             213
Tennant Co.                                             2,600              82
Teradyne, Inc. (AE)(N)                                 23,898             395
Terex Corp. (AE)                                        5,389             387
Thomas & Betts Corp. (AE)                               1,700              83
Toll Brothers, Inc. (AE)                                7,300             200
Ultratech, Inc. (AE)(N)                                14,200             193
Varian Semiconductor Equipment Associates, Inc.
   (AE)(N)                                             15,600             833
Verigy, Ltd. (AE)                                      22,804             535
                                                                 ------------
                                                                       16,729
                                                                 ------------

Technology - 15.5%
Acme Packet, Inc. (AE)                                  4,400              65
Actel Corp. (AE)                                        4,400              73
ActivIdentity Corp. (AE)                                1,000               5
Acxiom Corp.                                            2,817              60
Adtran, Inc. (N)                                       16,300             397
Agilysys, Inc.                                          3,400              76
Alliance Semiconductor Corp. (AE)                      14,000              63
Amdocs, Ltd. (AE)                                       9,900             361
American Reprographics Co. (AE)                        15,116             465
AMIS Holdings, Inc. (AE)                                4,900              54
Amkor Technology, Inc. (AE)                            17,100             213
Amphenol Corp. Class A                                 14,084             909
Anixter International, Inc. (AE)                        6,400             422
Ansys, Inc. (AE)                                       18,993             964
Applied Micro Circuits Corp. (AE)                     103,100             376
Ariba, Inc. (AE)                                       13,700             129
ARM Holdings PLC - ADR                                 25,600             201
Arrow Electronics, Inc. (AE)                           11,300             427
AsiaInfo Holdings, Inc. (AE)                              967               7
Aspen Technology, Inc. (AE)                            15,100             196
Atheros Communications, Inc. (AE)(N)                    5,800             139
Atmel Corp. (AE)                                       17,500              88
Avanex Corp. (AE)(N)                                   32,400              58
Avnet, Inc. (AE)                                        8,300             300
Avocent Corp. (AE)                                      3,900             105

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AVX Corp.                                              14,850             226
BearingPoint, Inc. (AE)                                23,100             177
Benchmark Electronics, Inc. (AE)                       24,495             506
Blackbaud, Inc.                                         3,500              85
Blackboard, Inc. (AE)                                  10,700             360
Brocade Communications Systems, Inc. (AE)(N)          106,026           1,009
Captaris, Inc. (AE)                                    15,778              91
Cbeyond, Inc. (AE)(N)                                   6,900             202
Ciena Corp. (AE)                                        7,360             206
Citrix Systems, Inc. (AE)(N)                            8,100             259
Cognizant Technology Solutions Corp. Class A
   (AE)                                                 6,600             583
CommScope, Inc. (AE)                                    9,783             420
COMSYS IT Partners, Inc. (AE)                           2,876              57
Comverse Technology, Inc. (AE)(N)                      14,000             299
CSG Systems International, Inc. (AE)                   16,116             403
Cubic Corp. (N)                                         6,200             134
Daktronics, Inc. (N)                                    9,900             272
DealerTrack Holdings, Inc. (AE)(N)                     26,500             814
Digital River, Inc. (AE)(N)                             8,300             459
Ditech Networks, Inc. (AE)(N)                           3,800              31
DSP Group, Inc. (AE)                                    1,900              36
EMS Technologies, Inc. (AE)(N)                          1,500              29
Equinix, Inc. (AE)(N)                                  15,200           1,302
Excel Technology, Inc. (AE)                             1,700              46
Extreme Networks (AE)                                  10,048              43
Fairchild Semiconductor International, Inc.
   Class A (AE)                                         2,000              33
Flir Systems, Inc. (AE)(N)                              4,400             157
Foundry Networks, Inc. (AE)                            12,100             164
Gartner, Inc. (AE)(N)                                  47,500           1,138
Genesis Microchip, Inc. (AE)                            2,745              26
Gerber Scientific, Inc. (AE)(N)                         2,000              21
II-VI, Inc. (AE)(N)                                     8,700             295
Ikanos Communications, Inc. (AE)                       12,100              94
Ingram Micro, Inc. Class A (AE)                        18,100             350
Integrated Device Technology, Inc. (AE)                18,000             278
Inter-Telephone, Inc.                                   1,000              24
International Rectifier Corp. (AE)(N)                   6,000             229
Interwoven, Inc. (AE)                                  50,586             855
JDS Uniphase Corp. (AE)(N)                             17,162             261
Kemet Corp. (AE)(N)                                    15,300             117
Keynote Systems, Inc. (AE)(N)                          12,300             165
Lattice Semiconductor Corp. (AE)                       24,100             141
Leadis Technology, Inc. (AE)                            1,000               4
Lions Gate Entertainment Corp. (AE)                    18,500             211
Magma Design Automation, Inc. (AE)                      8,763             105

 16  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Manhattan Associates, Inc. (AE)                        11,799             324
Mentor Graphics Corp. (AE)                             42,539             695
Mercury Computer Systems, Inc. (AE)(N)                  5,000              69
Methode Electronics, Inc. (N)                           3,546              52
Microchip Technology, Inc.                             15,554             553
Micros Systems, Inc. (AE)                               9,917             535
Microsemi Corp. (AE)                                        1              --
MicroStrategy, Inc. Class A (AE)                          139              18
Ness Technologies, Inc. (AE)                            5,300              68
Newport Corp. (AE)(N)                                   5,000              82
Novell, Inc. (AE)                                      30,100             217
Nuance Communications, Inc. (AE)(N)                    46,400             710
Orckit Communications, Ltd. (AE)                       10,300             105
Parametric Technology Corp. (AE)                       31,685             605
Park Electrochemical Corp.                              3,100              84
PMC - Sierra, Inc. (AE)(N)                             50,000             351
QLogic Corp. (AE)                                      16,100             274
Quantum Corp. (AE)(N)                                  62,100             168
Rackable Systems, Inc. (AE)(N)                          2,100              36
RADVision, Ltd. (AE)                                   13,300             314
RADWARE, Ltd. (AE)(N)                                   6,400              86
RealNetworks, Inc. (AE)(N)                             22,200             174
Richardson Electronics, Ltd./United States              5,900              55
Riverbed Technology, Inc. (AE)(N)                       4,800             133
Rockwell Automation, Inc.                               7,582             454
Salesforce.com, Inc. (AE)(N)                            5,900             253
Sanmina-SCI Corp. (AE)                                 43,800             159
Seachange International, Inc. (AE)(N)                  18,400             150
Seagate Technology                                      7,697             179
Shanda Interactive Entertainment, Ltd. - ADR
   (AE)                                                 5,000             134
SI International, Inc. (AE)(N)                          1,300              37
Sigma Designs, Inc. (AE)(N)                            16,200             425
Silicon Storage Technology, Inc. (AE)                 129,916             641
Skyworks Solutions, Inc. (AE)(N)                       84,200             484
Smith Micro Software, Inc. (AE)                        11,300             211
Solectron Corp. (AE)(N)                                43,700             138
SonicWALL, Inc. (AE)                                   16,300             136
Standard Microsystems Corp. (AE)                        5,400             165
Sunpower Corp. Class A (AE)(N)                          6,400             291
Sybase, Inc. (AE)                                      13,558             343
Sycamore Networks, Inc. (AE)                           36,800             138
Syniverse Holdings, Inc. (AE)(N)                        2,700              28
SYNNEX Corp. (AE)(N)                                    5,600             119
Synopsys, Inc. (AE)                                     4,200             110
Tekelec (AE)(N)                                        34,700             517
Tessera Technologies, Inc. (AE)                        22,563             897
TIBCO Software, Inc. (AE)(N)                           53,300             454
Transaction Systems Architects, Inc. (AE)              11,700             379
Trident Microsystems, Inc. (AE)                         5,000             100
Triquint Semiconductor, Inc. (AE)(N)                   44,700             224

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Trizetto Group, Inc. (The) (AE)(N)                     17,400             348
Ultimate Software Group, Inc. (AE)(N)                  22,900             600
Utstarcom, Inc. (AE)(N)                                16,700             138
Varian, Inc. (AE)(N)                                    4,000             233
VeriFone Holdings, Inc. (AE)(N)                        23,100             848
Verint Systems, Inc. (AE)(N)                           15,813             508
Viasat, Inc. (AE)(N)                                    2,700              89
Vignette Corp. (AE)                                    10,058             187
Vocus, Inc. (AE)(N)                                    22,400             451
Wavecom Sa - ADR (AE)(N)                                7,200             162
Westell Technologies, Inc. Class A (AE)                13,000              28
Zebra Technologies Corp. Class A (AE)                   9,542             368
Zoran Corp. (AE)                                       15,400             262
                                                                 ------------
                                                                       35,966
                                                                 ------------

Utilities - 5.0%
AGL Resources, Inc.                                    16,476             704
Allete, Inc.                                            3,100             145
Alliant Energy Corp.                                   19,851             890
Atlantic Tele-Network, Inc.                               100               3
Atmos Energy Corp.                                     22,417             701
Black Hills Corp.                                       5,234             192
California Water Service Group (N)                      4,600             176
Centerpoint Energy, Inc. (N)                           16,200             291
CenturyTel, Inc.                                        8,526             385
Citizens Communications Co.                             8,082             121
CMS Energy Corp. (N)                                   15,100             269
CT Communications, Inc.                                11,618             280
Empire District Electric Co. (The)                      1,500              37
Energen Corp.                                           5,468             278
General Communication, Inc. Class A (AE)                1,566              22
Integrys Energy Group, Inc. (N)                         2,900             161
Leap Wireless International, Inc. (AE)                  8,900             587
MDU Resources Group, Inc.                              15,500             445
New Jersey Resources Corp. (N)                          3,700             185
Nicor, Inc.                                             2,556             124
NII Holdings, Inc. (AE)                                 5,836             433
Northeast Utilities                                    25,200             826
NTELOS Holdings Corp.                                   1,600              31
OGE Energy Corp.                                       19,523             757
Pepco Holdings, Inc.                                   26,400             766
Pinnacle West Capital Corp.                             6,000             289
PNM Resources, Inc.                                     7,100             229
Puget Energy, Inc.                                      9,929             255
RCN Corp. (AE)(N)                                       4,700             120

                                                      Aggressive Equity Fund  17

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sierra Pacific Resources (AE)                          31,100             541
Southern Union Co.                                      9,700             295
Southwest Gas Corp.                                     2,600             101
Suburban Propane Partners, LP                           2,400             106
Telephone & Data Systems, Inc.                            400              24
UGI Corp.                                              21,800             582
Westar Energy, Inc.                                    13,284             366
                                                                 ------------
                                                                       11,717
                                                                 ------------

TOTAL COMMON STOCKS
(cost $202,062)                                                       222,202
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Financial Services - 0.0%
Washington Mutual, Inc. 2050 Warrants (AE)             35,400               6
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $8)                                                                   6
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.5%
Russell Investment Company
   Money Market Fund                                9,492,000           9,492
United States Treasury Bills (z)(sec.)
   5.041% due 06/14/07                                  1,000             988
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $10,482)                                                         10,480
                                                                 ------------

OTHER SECURITIES - 25.5%
State Street Securities
   Lending Quality Trust (X)                       59,083,742          59,084
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $59,084)                                                         59,084
                                                                 ------------

TOTAL INVESTMENTS - 125.7%
(identified cost $271,636)                                            291,772

OTHER ASSETS AND LIABILITIES,
NET - (25.7%)                                                         (59,713)
                                                                 ------------

NET ASSETS - 100.0%                                                   232,059
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 Mini Index (CME)
   expiration date 06/07 (126)                             10,181                144
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        144
                                                                     ===============

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the schedules of investments.

 18  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 88.9%
Australia - 2.6%
AGL Energy, Ltd.                                        3,579              47
Alinta, Ltd. (N)                                        2,184              26
Amcor, Ltd.                                           145,048             886
AMP, Ltd.                                              12,222             103
Ansell, Ltd.                                           10,025              94
APN News & Media, Ltd.                                  1,206               6
Aristocrat Leisure, Ltd.                               28,898             383
Australia & New Zealand Banking Group, Ltd.            16,945             407
AXA Asia Pacific Holdings, Ltd.                        13,300              78
BHP Billiton, Ltd.                                     25,251             611
Brambles, Ltd. (AE)                                    36,179             398
Caltex Australia, Ltd.                                  7,421             143
Centro Properties Group                                 7,208              51
CFS Gandel Retail Trust                                 2,597               5
Coles Group, Ltd.                                      21,011             276
Commonwealth Bank of Australia                          9,434             384
CSR, Ltd. (N)                                          15,040              42
David Jones, Ltd. (N)                                  15,500              57
DB RREEF Trust                                         11,747              16
GPT Group                                              13,500              54
Harvey Norman Holdings, Ltd.                           11,443              44
Insurance Australia Group, Ltd. (N)                    68,972             327
Investa Property Group (N)                              6,524              13
Leighton Holdings, Ltd. (N)                             2,984              81
Macquarie Airports                                      1,615               5
Macquarie Goodman Group                                11,663              66
Macquarie Infrastructure Group                         21,026              65
Macquarie Office Trust                                  3,445               4
Minara Resources, Ltd.                                  2,735              16
Mirvac Group                                            6,629              28
Multiplex Group                                           735               3
National Australia Bank, Ltd.                          37,223           1,217
OneSteel, Ltd.                                         24,106             101
Origin Energy, Ltd.                                    22,592             165
Pacific Brands, Ltd.                                   60,888             151
Qantas Airways, Ltd.                                   35,169             149
QBE Insurance Group, Ltd.                              46,499           1,187
Rinker Group, Ltd.                                      5,984              87
Rio Tinto, Ltd. (N)                                       663              42
Sims Group, Ltd.                                        1,338              25
Sons of Gwalia, Ltd. (AE)(N)(B)                         8,400              --
Stockland (N)                                           8,200              54
Suncorp-Metway, Ltd.                                   31,501             530
Sydney Roads Group                                      3,385               4
Symbion Health, Ltd.                                    3,211               9
TABCORP Holdings, Ltd. (N)                             49,613             662
Tattersall's, Ltd.                                     22,123              92
Telstra Corp., Ltd. (N)                               124,473             469
Telstra Corp., Ltd.                                     6,606              17
Toll Holdings, Ltd.                                         1              --
Westfield Group                                        10,543             176

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Westpac Banking Corp. (N)                              11,549             246
Woolworths, Ltd.                                        1,780              39
Zinifex, Ltd.                                           9,438             121
                                                                 ------------
                                                                       10,262
                                                                 ------------

Austria - 0.4%
Erste Bank der Oesterreichischen Sparkassen AG         20,200           1,573
                                                                 ------------

Belgium - 0.6%
Belgacom SA                                            15,018             667
Delhaize Group                                            555              51
Fortis                                                 24,989           1,142
KBC Groep NV                                            4,915             611
                                                                 ------------
                                                                        2,471
                                                                 ------------

Bermuda - 0.4%
CNPC Hong Kong, Ltd.                                   30,000              15
Esprit Holdings, Ltd.                                   7,000              82
Great Eagle Holdings, Ltd.                              2,000               7
Guoco Group, Ltd.                                       2,000              28
Hongkong Land Holdings, Ltd.                            5,000              23
Jardine Matheson Holdings, Ltd.                         2,000              42
Johnson Electric Holdings, Ltd.                       192,500             128
Li & Fung, Ltd.                                       308,000             968
Orient Overseas International, Ltd.                     6,800              63
People's Food Holdings, Ltd.                           18,000              18
Vostok Nafta Investment, Ltd. (AE)                      4,575             291
                                                                 ------------
                                                                        1,665
                                                                 ------------

Brazil - 0.4%
Cia Vale do Rio Doce - ADR (N)                         23,800             880
Petroleo Brasileiro SA - ADR (N)                        3,240             323
Tele Norte Leste Participacoes SA - ADR (N)            40,660             563
                                                                 ------------
                                                                        1,766
                                                                 ------------

Canada - 1.4%
Cameco Corp. (N)                                        9,800             401
Canadian National Railway Co. (N)                      20,030             884
Potash Corp. of Saskatchewan                            4,500             720
Research In Motion, Ltd. (AE)(N)                       13,100           1,788
Rogers Communications, Inc. Class B                    22,300             730
SNC-Lavalin Group, Inc.                                24,700             707
Suncor Energy, Inc.                                     4,700             358
                                                                 ------------
                                                                        5,588
                                                                 ------------

                                                               Non-U.S. Fund  19

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cayman Islands - 0.4%
Ctrip.com International, Ltd. - ADR (N)                12,000             804
Focus Media Holding, Ltd. - ADR (AE)(N)                 7,500             588
                                                                 ------------
                                                                        1,392
                                                                 ------------

Czech Republic - 0.2%
Komercni Banka AS                                       3,431             597
                                                                 ------------

Denmark - 0.5%
Carlsberg A/S Class B                                   2,050             223
FLSmidth & Co. A/S                                      4,700             318
Novo-Nordisk A/S
   Series B Class B                                     3,450             315
Sydbank A/S                                             1,800              97
Vestas Wind Systems A/S (AE)                           17,100             958
                                                                 ------------
                                                                        1,911
                                                                 ------------

Finland - 0.9%
Cargotec Corp. Class B (N)                              1,660             100
M-real OYJ Class B                                     13,080             102
Nokia OYJ                                              75,161           1,730
Nokia OYJ - ADR (N)                                     9,438             216
Oriola-KD OYJ                                           3,400              15
Orion OYJ Class B                                      10,261             247
Outokumpu OYJ                                           5,225             180
Outokumpu Technology (AE)                               4,160             155
Rautaruukki OYJ                                         8,500             396
UPM-Kymmene OYJ                                        18,899             481
Uponor Oyj                                              2,927             104
                                                                 ------------
                                                                        3,726
                                                                 ------------

France - 12.7%
Accor SA                                               15,384           1,470
Air France-KLM (N)                                     10,918             498
Air Liquide SA (N)                                     12,787           3,117
Alstom RGPT (AE)(N)                                     6,058             786
AXA SA (N)                                             67,888           2,878
BNP Paribas (N)                                        19,836           2,072
Casino Guichard Perrachon SA                            2,400             242
Christian Dior SA                                       2,214             269
Cie Generale d'Optique Essilor International SA
   (N)                                                  3,105             357
CNP Assurances                                          1,367             159
Credit Agricole SA                                     96,186           3,751
Eiffage SA (N)                                          3,122             457
France Telecom SA (N)                                  43,340           1,145
Gaz de France SA (N)                                   21,459             996
Iliad SA (N)                                            9,486             987
Klepierre                                                 594             115
L'Oreal SA (N)                                          9,021             985

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lafarge SA (N)                                            452              71
Lagardere SCA (N)                                       9,260             713
Legrand SA                                             35,579           1,176
LVMH Moet Hennessy Louis Vuitton SA                    27,582           3,060
Natixis                                                 8,970             218
Nexans SA                                               2,517             333
NicOx SA (AE)                                           7,623             201
Pernod-Ricard SA (N)                                   10,452           2,120
Peugeot SA (N)                                          6,220             438
Rhodia SA (AE)                                         29,238             107
Safran SA                                              16,054             392
Sanofi-Aventis                                         42,125           3,663
Schneider Electric SA (N)                              25,180           3,196
Societe BIC SA                                          1,096              77
Societe Generale (N)                                    6,005           1,038
Sodexho Alliance SA (N)                                 4,748             348
Suez SA (N)                                             6,233             329
Suez SA (AE)                                            1,228              --
Thomson (AE)(N)                                        30,740             592
Total SA (N)                                           64,113           4,492
Total SA - ADR                                         10,632             742
Unibail (N)                                             4,968           1,506
Valeo SA (N)                                           11,914             699
Veolia Environnement (N)                               29,834           2,218
Vivendi Universal SA (N)                               38,678           1,572
                                                                 ------------
                                                                       49,585
                                                                 ------------

Germany - 9.0%
Adidas AG                                              14,630             800
Allianz SE                                              3,677             755
BASF AG (N)                                             9,720           1,094
Bayer AG (N)                                           41,569           2,657
Bayerische Motoren Werke AG                            21,240           1,253
Continental AG (N)                                     13,193           1,705
DaimlerChrysler AG (N)                                 19,430           1,594
Deutsche Bank AG (N)                                    6,213             837
Deutsche Boerse AG                                      7,820           1,792
Deutsche Post AG                                       40,210           1,217
Deutsche Telekom AG                                    71,669           1,185
E.ON AG                                                34,974           4,755
Epcos AG                                                9,146             160
Fresenius Medical Care AG & Co. KGaA                   10,206           1,485
Hannover Rueckversicherung AG                           9,990             445
Heidelberger Druckmaschinen AG                          3,040             139
Infineon Technologies AG (AE)                         123,001           1,914

 20  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
KarstadtQuelle AG (AE)                                 54,392           2,005
Lanxess AG                                              7,955             410
MAN AG (N)                                              3,180             370
Medion AG (N)                                           2,530              34
MTU Aero Engines Holding AG                             6,398             383
Muenchener Rueckversicherungs AG (N)                    4,540             768
RWE AG                                                  2,987             316
Salzgitter AG                                          11,699           1,708
Siemens AG                                             19,899           2,127
Suedzucker AG (N)                                       3,232              62
ThyssenKrupp AG (N)                                       897              44
Volkswagen AG (N)                                      11,149           1,676
Wacker Chemie AG                                        7,465           1,296
Wincor Nixdorf AG                                       2,238             209
                                                                 ------------
                                                                       35,195
                                                                 ------------
Greece - 0.2%
Public Power Corp. SA                                  30,930             757
                                                                 ------------

Hong Kong - 0.8%
Bank of East Asia, Ltd.                                20,600             120
BOC Hong Kong Holdings, Ltd.                          197,500             479
Cathay Pacific Airways, Ltd.                           20,000              51
Cheung Kong Holdings, Ltd.                             11,000             139
China Insurance International Holdings Co., Ltd.
   (AE)                                                22,000              26
China Netcom Group Corp.
   Hong Kong, Ltd.                                     14,500              38
China Unicom, Ltd.                                     24,000              35
Citic 1616 Holdings, Ltd. (AE)                          2,240               1
Citic Pacific, Ltd.                                    44,800             166
CLP Holdings, Ltd.                                      6,500              47
Hang Lung Group, Ltd.                                  15,000              53
Henderson Land Development Co., Ltd.                   12,000              70
Hong Kong Exchanges and Clearing, Ltd.                  6,500              63
HongKong Electric Holdings                             34,000             174
Hopewell Holdings                                      12,000              47
Hutchison Whampoa, Ltd.                                68,700             661
Link REIT (The) (o)                                    13,000              31
New World Development, Ltd.                            21,000              48
Shun Tak Holdings, Ltd.                               570,000             757
Sino Land Co.                                          14,000              30
Sun Hung Kai Properties, Ltd.                           6,000              69
Swire Pacific, Ltd.                                     8,000              90
Television Broadcasts, Ltd.                             3,000              19
Wheelock & Co., Ltd.                                   16,000              36
                                                                 ------------
                                                                        3,250
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Indonesia - 0.2%
Bank Central Asia Tbk PT                            1,081,000             604
Telekomunikasi Indonesia Tbk PT - ADR                   1,750              76
                                                                 ------------
                                                                          680
                                                                 ------------

Ireland - 0.6%
Bank of Ireland                                         2,600              56
Bank of Ireland PLC                                    10,718             231
Elan Corp. PLC - ADR (AE)(N)                           76,900           1,022
Ryanair Holdings PLC - ADR (AE)(N)                     26,610           1,192
                                                                 ------------
                                                                        2,501
                                                                 ------------

Israel - 0.2%
Teva Pharmaceutical Industries, Ltd. - ADR (N)         17,270             646
                                                                 ------------

Italy - 2.2%
Assicurazioni Generali SpA                             12,367             526
Benetton Group SpA                                     12,470             202
Buzzi Unicem SpA                                        4,442             135
ENI SpA                                                59,835           1,947
Esprinet SpA                                            5,834             124
Fondiaria-Sai SpA                                       9,454             434
Intesa Sanpaolo SpA                                   156,176           1,186
Italcementi SpA (N)                                    15,628             468
Mediaset SpA                                           84,860             923
Milano Assicurazioni SpA (N)                           51,100             442
Parmalat Finanziaria SpA (N)(B)                        12,500              --
Saras SpA (AE)(N)                                      90,570             533
Snam Rete Gas SpA                                      27,825             177
Telecom Italia SpA                                     39,617              98
Toro Assicurazioni SpA                                  3,125              88
UniCredito Italiano SpA (N)                            92,280             878
Unipol SpA (N)                                        162,080             628
                                                                 ------------
                                                                        8,789
                                                                 ------------

Japan - 17.2%
77 Bank, Ltd. (The) (N)                                69,300             452
Aderans Co., Ltd.                                         900              22
Aeon Co., Ltd.                                         86,000           1,715
Aeon Credit Service Co., Ltd.                          39,500             666
Aiful Corp. (N)                                         5,194             161
Aioi Insurance Co., Ltd.                                6,000              42
Alfresa Holdings Corp.                                    300              19
Amada Co., Ltd.                                        10,000             114

                                                               Non-U.S. Fund  21

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Asahi Breweries, Ltd.                                  11,400             183
Asahi Glass Co., Ltd.                                  96,000           1,352
Asahi Kasei Corp.                                      26,000             189
Astellas Pharma, Inc.                                  13,400             578
Bank of Nagoya, Ltd. (The)                              7,000              42
Bank of Yokohama, Ltd. (The)                            4,000              30
Bosch Corp.                                            16,000              72
Bridgestone Corp. (N)                                  44,300             885
Brother Industries, Ltd.                               10,000             135
Calsonic Kansei Corp.                                  14,000              67
Canon Marketing Japan, Inc.                             2,800              59
Canon, Inc.                                            60,603           3,255
Chiba Bank, Ltd. (The)                                  8,000              71
Credit Saison Co., Ltd.                                 8,500             280
Dai Nippon Printing Co., Ltd. (N)                       8,000             126
Daihatsu Motor Co., Ltd.                                6,000              57
Daiichi Sankyo Co., Ltd.                                5,300             162
Daiwa House Industry Co., Ltd.                          4,000              66
Daiwa Securities Group, Inc.                           22,000             266
Denki Kagaku Kogyo Kabushiki Kaisha                    18,000              84
Denso Corp.                                             3,800             141
Dentsu, Inc. (N)                                          359           1,005
East Japan Railway Co.                                     19             148
Eisai Co., Ltd.                                         5,500             264
Fanuc, Ltd.                                            13,000           1,210
Fuji Electric Holdings Co., Ltd.                        8,000              37
Fuji Fire & Marine Insurance Co., Ltd. (The)           21,000              86
Fuji Heavy Industries, Ltd. (N)                        21,000             109
FUJIFILM Holdings Corp.                                20,900             855
Fujikura, Ltd.                                          4,000              28
Fujitsu, Ltd.                                          33,000             220
Funai Electric Co., Ltd. (N)                            3,000             286
Hakuhodo DY Holdings, Inc.                                550              38
Hino Motors, Ltd. (N)                                 122,300             652
Hirose Electric Co., Ltd. (N)                           4,600             553
Hitachi, Ltd.                                           9,000              70
Honda Motor Co., Ltd.                                  11,700             408
Hyakugo Bank, Ltd. (The)                                2,000              13
Hyakujushi Bank, Ltd. (The)                             3,000              18
Inpex Holdings, Inc.                                        2              17
Itochu Corp.                                           35,000             347
Izumi Co., Ltd. (N)                                     4,400              82
Japan Tobacco, Inc.                                       281           1,381
JFE Holdings, Inc.                                      7,000             414
JGC Corp.                                               7,000             115
JS Group Corp.                                         20,100             436
Kagoshima Bank, Ltd. (The)                              3,000              22
Kansai Electric Power Co., Inc. (The)                  11,100             319
Kao Corp.                                             114,300           3,346
Kawasaki Kisen Kaisha, Ltd. (N)                        14,000             133
KDDI Corp.                                                  9              72

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Keiyo Bank, Ltd. (The)                                  5,000              32
Kinden Corp.                                            2,000              18
Kobe Steel, Ltd.                                       41,000             165
Komatsu, Ltd.                                           8,300             175
Komori Corp.                                            3,000              70
Konica Minolta Holdings, Inc.                           3,500              46
Kubota Corp.                                           19,000             167
Kuraray Co., Ltd.                                      35,000             378
Kyocera Corp.                                           2,500             236
Lawson, Inc.                                           10,800             415
Leopalace21 Corp.                                         700              23
Makita Corp.                                            3,500             130
Matsumotokiyoshi Co., Ltd. (N)                         16,800             385
Matsushita Electric Industrial Co., Ltd.               17,000             343
Matsushita Electric Works, Ltd.                        14,000             160
Mazda Motor Corp.                                      34,000             188
Meiji Dairies Corp.                                     5,000              39
Millea Holdings, Inc.                                   6,100             226
Mitsubishi Chemical Holdings Corp.                     27,500             234
Mitsubishi Corp.                                       38,000             882
Mitsubishi Electric Corp.                              28,000             288
Mitsubishi Estate Co., Ltd.                             9,000             296
Mitsubishi Heavy Industries, Ltd.                      12,000              78
Mitsubishi UFJ Financial Group, Inc.                      167           1,885
Mitsui & Co., Ltd.                                     13,000             243
Mitsui Chemicals, Inc.                                  5,000              44
Mitsui Fudosan Co., Ltd.                                7,000             206
Mitsui OSK Lines, Ltd.                                 16,000             178
Mitsui Sumitomo Insurance Co., Ltd.                     3,000              38
Mitsui Trust Holdings, Inc.                            38,900             384
Mizuho Financial Group, Inc.                               62             399
Mochida Pharmaceutical Co., Ltd.                        2,000              19
Mori Seiki Co., Ltd.                                    3,300              79
Nabtesco Corp.                                          2,000              26
Nichirei Corp.                                         35,000             205
Nihon Unisys, Ltd.                                      2,300              33
Nikon Corp. (N)                                         3,000              63
Nintendo Co., Ltd. (N)                                  5,600           1,628
Nippon Express Co., Ltd.                              195,200           1,224
Nippon Oil Corp.                                       20,000             162
Nippon Paint Co., Ltd.                                  9,000              51
Nippon Paper Group, Inc.                                  143             508
Nippon Steel Corp. (N)                                 45,000             316
Nippon Telegraph & Telephone Corp.                         82             433
Nippon Yusen KK                                        32,000             257
Nissan Motor Co., Ltd. (N)                            106,200           1,138

 22  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nisshin Seifun Group, Inc.                              6,500              66
NOK Corp.                                              35,000             595
Nomura Holdings, Inc.                                 123,400           2,571
Nomura Research Institute, Ltd.                         2,000              59
NTN Corp. (N)                                           7,000              61
NTT Data Corp.                                             10              51
NTT DoCoMo, Inc.                                           94             174
Omron Corp.                                            35,000             942
ORIX Corp. (N)                                          2,340             610
Pacific Metals Co., Ltd.                                3,000              42
Rakuten, Inc.                                           2,800           1,333
Resona Holdings, Inc. (N)                                  52             140
Ricoh Co., Ltd.                                       128,800           2,902
Rinnai Corp.                                              200               5
Rohm Co., Ltd. (N)                                     13,300           1,207
Sankyo Co., Ltd.                                        2,300             101
Santen Pharmaceutical Co., Ltd.                         2,100              54
Sapporo Hokuyo Holdings, Inc.                              13             130
Secom Co., Ltd.                                           800              37
Seino Holdings Corp.                                    5,000              47
Sekisui Chemical Co., Ltd.                             90,900             724
Sekisui House, Ltd.                                    64,300           1,001
Seven & I Holdings Co., Ltd.                            1,100              33
SFCG Co., Ltd.                                          1,475             263
Sharp Corp.                                             6,000             116
Shiga Bank, Ltd. (The) (N)                              3,000              21
Shimano, Inc.                                           1,400              43
Shin-Etsu Chemical Co., Ltd.                            2,600             159
Shinsei Bank, Ltd.                                    294,500           1,412
Shizuoka Bank, Ltd. (The)                              48,000             511
Showa Shell Sekiyu KK                                   2,000              24
SoftBank Corp. (AE)                                    52,000           1,337
Sohgo Security Services Co., Ltd.                       5,000              92
Sompo Japan Insurance, Inc.                            13,000             162
Sony Corp. (N)                                          5,300             269
Sumitomo Corp.                                          3,500              63
Sumitomo Heavy Industries, Ltd.                         6,000              60
Sumitomo Metal Industries, Ltd.                        32,000             165
Sumitomo Mitsui Financial Group, Inc. (N)                 219           1,989
Sumitomo Realty & Development Co., Ltd. (N)            24,000             910
Sumitomo Trust & Banking Co., Ltd. (The)               23,000             240
Suzuken Co., Ltd.                                       1,800              64
Suzuki Motor Corp.                                     13,300             345
Taiyo Nippon Sanso Corp.                                4,000              36
Takeda Pharmaceutical Co., Ltd.                         7,600             499
Takefuji Corp. (N)                                      4,600             185
Teijin, Ltd.                                           88,200             498
THK Co., Ltd.                                          13,700             323
Tobu Railway Co., Ltd.                                  9,000              43
Toho Co., Ltd./Tokyo                                    1,500              29

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tokai Rubber Industries, Inc.                           3,900              76
Tokyo Electric Power Co., Inc. (The)                   14,400             492
Tokyo Electron, Ltd.                                      600              42
Tokyo Gas Co., Ltd.                                   143,000             797
Tokyo Style Co., Ltd.                                   1,000              11
Tokyu Corp. (N)                                        10,000              78
Tokyu Land Corp.                                        1,000              11
Toppan Forms Co., Ltd.                                  1,800              23
Toshiba Corp.                                          23,000             154
Toyo Seikan Kaisha, Ltd.                                1,500              30
Toyobo Co., Ltd.                                       25,000              74
Toyota Auto Body Co., Ltd.                              1,000              19
Toyota Motor Corp.                                     59,400           3,806
West Japan Railway Co.                                     17              78
Yamada Denki Co., Ltd.                                  5,050             471
Yamaha Corp.                                            1,800              40
Yamato Kogyo Co., Ltd.                                  1,700              53
                                                                 ------------
                                                                       67,466
                                                                 ------------

Luxembourg - 0.0%
Millicom International Cellular SA (AE)                   800              63
                                                                 ------------

Mexico - 0.3%
America Movil SA de CV
   Series L                                             8,300             397
Coca-Cola Femsa SAB de CV - ADR (N)                    10,790             390
Fomento Economico Mexicano SAB de CV - ADR              1,400             154
Telefonos de Mexico SA de CV
   Series L                                             9,040             302
                                                                 ------------
                                                                        1,243
                                                                 ------------

Netherlands - 2.7%
ABN AMRO Holding NV                                    10,562             455
Aegon NV                                               36,544             728
Akzo Nobel NV                                           4,056             308
Arcelor Mittal                                          2,699             143
ASML Holding NV (AE)                                   48,003           1,186
CSM                                                     4,549             162
Hagemeyer NV (AE)                                      34,171             163
Heineken Holding NV                                     1,986              88
Hunter Douglas NV                                       1,774             156
ING Groep NV                                           20,571             870
Koninklijke Ahold NV (AE)                              26,305             307

                                                               Non-U.S. Fund  23

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Koninklijke Philips Electronics NV                     25,333             968
OCE NV                                                  5,472             100
Rodamco Europe NV                                         989             137
Royal KPN NV                                           17,750             277
Royal Numico NV                                        27,327           1,409
TNT NV                                                 29,750           1,364
Unilever NV                                            51,884           1,511
Univar NV                                               1,082              60
Vedior NV                                              15,020             334
                                                                 ------------
                                                                       10,726
                                                                 ------------

Russia - 0.0%
OAO Gazprom - ADR                                       2,700             113
                                                                 ------------
Singapore - 0.9%
Ascendas Real Estate Investment Trust (AE)(o)           2,000               3
CapitaCommercial Trust (AE)(o)                          3,000               5
CapitaLand, Ltd. (N)                                   12,000              63
CapitaMall Trust (AE)(o)                                3,000               7
Creative Technology, Ltd.                               1,200               8
DBS Group Holdings, Ltd.                               70,110             989
Fraser and Neave, Ltd. (N)                             17,000              57
Jardine Cycle & Carriage, Ltd.                          4,000              31
Keppel Corp., Ltd.                                      6,000              75
NatSteel, Ltd.                                         10,000              10
Neptune Orient Lines, Ltd.                             16,000              34
Oversea-Chinese Banking Corp.                           3,000              18
Pacific Century Regional Developments, Ltd. (AE)      102,000              24
SembCorp Industries, Ltd.                              14,880              50
Singapore Airlines, Ltd.                                8,000              88
Singapore Telecommunications, Ltd.                    552,000           1,193
STATS ChipPAC, Ltd. (AE)                               12,000              14
Suntec Real Estate Investment Trust (AE)(o)             2,000               3
United Overseas Bank, Ltd.                             49,400             684
Wing Tai Holdings, Ltd.                                16,000              34
                                                                 ------------
                                                                        3,390
                                                                 ------------

South Africa - 0.1%
Nedbank Group, Ltd.                                    23,790             462
                                                                 ------------

South Korea - 1.4%
Hana Financial Group, Inc.                              1,290              67
Korea Electric Power Corp. - ADR                       16,060             321
KT Corp. - ADR                                         12,820             287
LG Electronics, Inc.                                   21,942           1,497
Samsung Electronics Co., Ltd.                           4,527           2,709
SK Telecom Co., Ltd. - ADR (N)                         18,620             436
                                                                 ------------
                                                                        5,317
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Spain - 1.7%
Abengoa SA                                              7,570             314
Banco Bilbao Vizcaya Argentaria SA                     50,364           1,237
Banco Santander Central Hispano SA                     82,265           1,468
Endesa SA                                               5,185             280
Gamesa Corp. Tecnologica SA                             3,420             124
Gestevision Telecinco SA                                6,557             190
Grifols SA (AE)                                        10,652             171
Iberia Lineas Aereas de Espana                         61,406             327
Mapfre SA                                              94,020             482
Repsol YPF SA (N)                                      23,652             798
Repsol YPF SA - ADR (N)                                 6,779             227
Telefonica SA                                          32,680             720
Union Fenosa SA                                         3,837             207
                                                                 ------------
                                                                        6,545
                                                                 ------------

Sweden - 1.3%
D Carnegie & Co. AB                                     3,800              79
Electrolux AB                                           4,100             104
JM AB                                                  11,000             379
Kungsleden AB                                           5,300              95
Lindex AB (N)                                          11,000             132
Sandvik AB                                             41,200             732
Scania AB Class B                                       6,600             518
Skandinaviska Enskilda Banken AB Class A                7,000             224
SKF AB Class B                                         18,400             383
Ssab Svenskt Stal AB Series A                          15,300             472
Ssab Svenskt Stal AB Series B                             600              17
Svenska Cellulosa AB Series B                           3,980             213
Svenska Handelsbanken AB
   Series A                                             6,700             199
Telefonaktiebolaget LM Ericsson
   Series B                                           317,830           1,170
Telefonaktiebolaget LM Ericsson - ADR                   2,210              82
TeliaSonera AB                                         29,500             254
                                                                 ------------
                                                                        5,053
                                                                 ------------

Switzerland - 9.0%
ABB, Ltd.                                              30,441             521
Actelion, Ltd. (AE)                                     2,728             636
Ciba Specialty Chemicals AG (N)                        16,598           1,093
Clariant AG                                            20,220             347
Credit Suisse Group (N)                                20,506           1,472
Geberit AG                                                186             286

 24  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Georg Fischer AG                                          202             146
Givaudan SA (N)                                         1,240           1,147
Julius Baer Holding AG (N)                             21,448           2,926
Kudelski SA (N)                                         5,643             199
Logitech International SA (AE)                         23,629             656
Nestle SA (N)                                          20,592           8,020
Nobel Biocare Holding AG                                3,230           1,178
Novartis AG                                            38,563           2,212
OC Oerlikon Corp. AG (AE)(N)                              555             337
Phonak Holding AG                                         527              40
Roche Holding AG (N)                                   28,429           5,030
Sulzer AG                                                 204             287
Swatch Group AG                                        14,955             799
Swiss Reinsurance                                      30,360           2,773
Swisscom AG                                             1,235             446
UBS AG                                                 79,751           4,739
Zurich Financial Services AG                              678             196
                                                                 ------------
                                                                       35,486
                                                                 ------------

Taiwan - 0.2%
HON HAI Precision Industry Co., Ltd.                   48,400             325
United Microelectronics Corp. - ADR (N)               148,374             472
                                                                 ------------
                                                                          797
                                                                 ------------

Thailand - 0.1%
Bangkok Bank PCL                                      145,200             469
                                                                 ------------

United Kingdom - 20.1%
3i Group PLC                                              969              22
Admiral Group PLC                                      10,777             244
Alliance Boots PLC                                     61,253           1,237
Amvescap PLC                                          131,805           1,453
Anglo American PLC                                      8,826             465
ARM Holdings PLC                                      299,910             791
AstraZeneca PLC                                        11,451             616
Aviva PLC                                              42,758             630
Barclays PLC                                           23,184             329
Berkeley Group Holdings PLC (AE)                        7,976             247
BG Group PLC                                           95,654           1,380
BHP Billiton PLC                                      104,233           2,324
BP PLC                                                309,378           3,361
British Airways PLC (AE)                               35,244             337
British American Tobacco PLC                            8,883             278
British Energy Group PLC (AE)                          75,016             719
British Land Co. PLC (o)                                3,748             113
BT Group PLC                                          118,995             711
Cable & Wireless PLC                                   40,088             131
Carphone Warehouse Group PLC                          147,447             803
Centrica PLC                                           74,727             568
Charter PLC (AE)                                       17,929             313
Compass Group PLC                                       6,023              40

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Corus Group PLC                                         4,976              59
Daily Mail & General Trust Class A                     21,791             348
Davis Service Group PLC                                 9,300             107
De La Rue PLC                                           5,646              79
Debenhams PLC                                         160,700             552
Diageo PLC                                            116,750           2,365
easyJet PLC (AE)                                        1,402              19
Enterprise Inns PLC                                       818              11
Experian Group, Ltd.                                   33,354             384
Fiberweb PLC                                            8,772              37
Firstgroup PLC                                          5,688              74
Friends Provident PLC                                 158,460             600
Galiform PLC (AE)                                       8,051              25
Gallaher Group PLC                                      3,849              86
GlaxoSmithKline PLC                                   194,845           5,356
Great Portland Estates PLC (o)                            139               2
Hammerson PLC (o)                                         342              12
HBOS PLC                                               75,833           1,562
HSBC Holdings PLC                                     235,550           4,123
Inchcape PLC                                           23,858             268
Invensys PLC (AE)                                      19,963             114
Investec PLC                                              994              13
ITV PLC                                                 3,341               7
J Sainsbury PLC                                        51,870             561
Kazakhmys PLC                                             460              11
Kesa Electricals PLC                                  216,913           1,447
Kingfisher PLC                                         12,546              69
Ladbrokes PLC                                         163,654           1,296
Land Securities Group PLC (o)                           4,351             183
Legal & General Group PLC                             174,396             546
Lloyds TSB Group PLC                                   72,848             803
London Stock Exchange Group PLC                           580              14
Man Group PLC                                         151,595           1,656
Michael Page International PLC                         28,472             300
Mitchells & Butlers PLC                                   712              11
Next PLC                                               21,452             949
Old Mutual PLC                                        211,700             684
Pearson PLC                                            31,491             540
Premier Farnell PLC                                       558               2
Premier Foods PLC                                         263               2
Reckitt Benckiser PLC                                 101,907           5,306
Reed Elsevier PLC                                      74,030             885
Rentokil Initial PLC                                  310,330             995
Resolution PLC                                            815              10
Rexam PLC                                              36,580             396
Rio Tinto PLC                                           4,541             259
Rolls-Royce Group PLC (AE)                             99,127             964

                                                               Non-U.S. Fund  25

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Royal & Sun Alliance Insurance Group PLC              136,741             436
Royal Bank of Scotland Group PLC                       49,334           1,926
Royal Dutch Shell PLC Class A                             119           3,952
Royal Dutch Shell PLC Class B                          18,523             616
SABMiller PLC                                          42,431             931
Scottish & Southern Energy PLC                          4,184             127
Scottish Power PLC                                      9,179             145
Smith & Nephew PLC                                     95,196           1,210
Smiths Group PLC                                      104,602           2,116
Stagecoach Group PLC                                   81,404             288
Standard Life PLC                                       6,347              39
Tesco PLC                                             528,689           4,623
Trinity Mirror PLC                                     68,211             714
Unilever PLC                                           86,226           2,598
Vodafone Group PLC                                    848,994           2,264
William Hill PLC                                      186,757           2,337
WPP Group PLC                                         147,021           2,228
Xstrata PLC                                            18,088             930
                                                                 ------------
                                                                       78,684
                                                                 ------------
United States - 0.2%
Synthes, Inc.                                           5,066             625
                                                                 ------------
TOTAL COMMON STOCKS
(cost $286,496)                                                       348,793
                                                                 ------------

PREFERRED STOCKS - 0.2%
Germany - 0.1%
Henkel KGaA                                             1,990             294
Volkswagen AG                                           1,676             172
                                                                 ------------
                                                                          466
                                                                 ------------

Italy - 0.1%
Unipol SpA                                             43,298             158
                                                                 ------------
United Kingdom - 0.0%
Rolls-Royce Group PLC (AE)                              5,868              12
                                                                 ------------
TOTAL PREFERRED STOCKS
(cost $543)                                                               636
                                                                 ------------


                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                     ($)              $
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.0%
Hong Kong - 0.0%
Hang Seng Index Futures
   Mar 2007 20,638.05 (HKD)
   Call (19)                                            2,509              61

Switzerland - 0.0%
Swiss Market Index Futures
   Jun 2007 8705.97 (CHF) Put (9)                         645              37
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $98)                                                                 98
                                                                 ------------

SHORT-TERM INVESTMENTS - 9.9%
United States - 9.9%
Russell Investment Company
   Money Market Fund                               36,461,000          36,461
United States Treasury Bills (z)(sec.)
   5.046%, due 06/14/07                                 2,200           2,173
                                                                 ------------
                                                                       38,634
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $38,639)                                                         38,634
                                                                 ------------

OTHER SECURITIES - 17.9%
State Street Securities
   Lending Quality Trust (X)                       70,054,698          70,055
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $70,055)                                                         70,055
                                                                 ------------

TOTAL INVESTMENTS - 116.9%
(identified cost $385,831)                                            458,216

OTHER ASSETS AND LIABILITIES,
NET - (16.9%)                                                         (66,338)
                                                                 ------------

NET ASSETS - 100.0%                                                   391,878
                                                                 ============

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the schedules of investments.

 26  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 04/07 (34)                               4,628                258

CAC-40 Index (France)
   expiration date 04/07 (60)                               4,509                194

DAX Index (Germany)
   expiration date 06/07 (45)                              10,436                481

EUR STOXX 50 Index (EMU)
   expiration date 06/07 (140)                              7,659                317

FTSE-100 Index (UK)
   expiration date 06/07 (62)                               7,693                191

Hang Seng Index (Hong Kong)
   expiration date 04/07 (18)                               2,289                 17

IBEX Plus Index (Spain)
   expiration date 04/07 (11)                               2,147                 90

MSCI Singapore Index
   expiration date 04/07 (1)                                   52                 --

TOPIX Index (Japan)
   expiration date 06/07 (109)                             15,846                298

Short Positions
CAC-40 Index (France)
   expiration date 04/07 (61)                               4,585               (170)

FTSE-100 Index (UK)
   expiration date 06/07 (49)                               6,080               (149)

MIB-30 (Italy)
   expiration date 06/07 (12)                               3,277               (116)

OMX Stockholm 30 Index (Sweden)
   expiration date 04/07 (12)                                 204                 (6)

SPI 200 Index (Australia)
   expiration date 06/07 (40)                               4,875               (133)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      1,272
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Hong Kong
Hang Seng Index Futures
   Jun 2007 20,638.05 (HKD)
   Put (19)                                                 2,509               (157)

Switzerland
Swiss Market Index Futures
   Jun 2007 8,705.97 (CHF) Call (9)                           645                (51)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $98)                                                      (208)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                               Non-U.S. Fund  27

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD               3   AUD                4    04/02/07                 --
USD              18   AUD               22    04/02/07                 --
USD             361   CAD              418    04/02/07                  1
USD             991   CHF            1,193    06/20/07                 (3)
USD           1,269   CHF            1,527    06/20/07                 (4)
USD           2,924   CHF            3,519    06/20/07                 (9)
USD          10,364   CHF           12,478    06/20/07                (25)
USD          18,666   CHF           22,457    06/20/07                (58)
USD              29   DKK              160    06/20/07                 --
USD              32   DKK              181    06/20/07                 --
USD             175   EUR              131    04/02/07                 --
USD             477   EUR              358    04/03/07                  1
USD             235   EUR              176    04/04/07                 --
USD             299   EUR              229    04/04/07                  7
USD           1,086   EUR              814    06/20/07                  5
USD           3,328   EUR            2,495    06/20/07                 15
USD           3,467   EUR            2,599    06/20/07                 16
USD           6,134   EUR            4,597    06/20/07                 27
USD             401   EUR              300    06/20/07                  1
USD             658   EUR              500    06/20/07                 12
USD             658   EUR              500    06/20/07                 12
USD           1,068   EUR              800    06/20/07                  4
USD           1,069   EUR              800    06/20/07                  3
USD           1,710   EUR            1,300    06/20/07                 32
USD           2,235   EUR            1,700    06/20/07                 43
USD          11,828   EUR            9,000    06/20/07                232
USD          14,461   EUR           11,000    06/20/07                279
USD              30   GBP               15    04/02/07                 --
USD           2,824   GBP            1,452    06/20/07                 33
USD           3,272   GBP            1,682    06/20/07                 37
USD           5,365   GBP            2,759    06/20/07                 62
USD           5,864   GBP            3,014    06/20/07                 65
USD             193   GBP              100    06/20/07                  4
USD             196   GBP              100    06/20/07                  1
USD             388   GBP              200    06/20/07                  5
USD             481   GBP              250    06/20/07                 10
USD             583   GBP              300    06/20/07                  7
USD             778   GBP              400    06/20/07                  9
USD           1,348   GBP              700    06/20/07                 29
USD           8,279   GBP            4,300    06/20/07                180
USD           9,631   GBP            5,000    06/20/07                203
USD               1   HKD                6    04/02/07                 --
USD               3   HKD               22    06/20/07                 --
USD              41   HKD              322    06/20/07                 --
USD              68   HKD              527    06/20/07                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             119   HKD              925    06/20/07                 --
USD              33   JPY            3,931    04/02/07                 --
USD              32   JPY            3,719    04/02/07                 --
USD              42   JPY            4,939    04/02/07                 --
USD              42   JPY            4,937    04/03/07                 --
USD             111   JPY           12,896    06/20/07                 --
USD           2,798   JPY          325,090    06/20/07                (10)
USD           3,515   JPY          409,062    06/20/07                 (7)
USD          10,838   JPY        1,259,530    06/20/07                (37)
USD             345   JPY           40,000    06/20/07                 (2)
USD             428   JPY           50,000    06/20/07                  1
USD             694   JPY           80,000    06/20/07                 (7)
USD             861   JPY          100,000    06/20/07                 (3)
USD             869   JPY          100,000    06/20/07                (12)
USD             871   JPY          100,000    06/20/07                (13)
USD           1,652   JPY          190,000    06/20/07                (22)
USD           1,741   JPY          200,000    06/20/07                (26)
USD           2,868   JPY          330,000    06/20/07                (39)
USD           3,041   JPY          350,000    06/20/07                (40)
USD           7,300   JPY          840,000    06/20/07                (97)
USD              75   SEK              524    04/02/07                 --
USD             357   SEK            2,491    04/04/07                 --
USD              35   SGD               54    06/20/07                 --
USD             811   SGD            1,231    06/20/07                  4
USD           1,503   SGD            2,278    06/20/07                  7
USD           2,077   SGD            3,150    06/20/07                 10
USD           3,222   SGD            4,888    06/20/07                 16
USD           4,177   SGD            6,336    06/20/07                 21
AUD               4   USD                4    04/02/07                 --
AUD               4   USD                4    04/02/07                 --
CHF           2,386   USD            1,983    06/20/07                  6
CHF           6,558   USD            5,450    06/20/07                 16
CHF          11,367   USD            9,443    06/20/07                 24
DKK             258   USD               46    06/20/07                 --
DKK             367   USD               66    06/20/07                 --
DKK             475   USD               85    06/20/07                 --
EUR             109   USD              146    04/02/07                 --
EUR              65   USD               86    04/03/07                 --
EUR             109   USD              146    04/03/07                 --
EUR             239   USD              319    06/20/07                 (1)
EUR             275   USD              367    06/20/07                 (1)
EUR           3,003   USD            4,006    06/20/07                (18)
EUR           5,128   USD            6,844    06/20/07                (28)
EUR           5,368   USD            7,162    06/20/07                (33)
EUR             200   USD              268    06/20/07                 --

See accompanying notes which are an integral part of the schedules of investments.

 28  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR             200   USD              263    06/20/07                 (5)
EUR             250   USD              334    06/20/07                 (1)
EUR             350   USD              469    06/20/07                 --
EUR             400   USD              535    06/20/07                 (1)
EUR             400   USD              526    06/20/07                (10)
EUR             500   USD              658    06/20/07                (12)
EUR             900   USD            1,183    06/20/07                (23)
EUR           4,350   USD            5,715    06/20/07               (115)
EUR           6,900   USD            9,071    06/20/07               (176)
GBP              40   USD               79    04/02/07                 --
GBP              35   USD               68    04/02/07                 --
GBP              66   USD              129    04/02/07                 --
GBP               1   USD                1    04/03/07                 --
GBP              56   USD              110    04/03/07                 (1)
GBP              55   USD              108    04/03/07                 (1)
GBP              28   USD               55    04/04/07                 --
GBP           1,132   USD            2,202    06/20/07                (25)
GBP           1,366   USD            2,656    06/20/07                (31)
GBP           2,508   USD            4,877    06/20/07                (57)
GBP           5,270   USD           10,246    06/20/07               (120)
GBP           5,871   USD           11,419    06/20/07               (130)
GBP             100   USD              197    06/20/07                 --
GBP             100   USD              196    06/20/07                 --
GBP             100   USD              196    06/20/07                 --
GBP             100   USD              193    06/20/07                 (3)
GBP             300   USD              578    06/20/07                (12)
GBP             600   USD            1,156    06/20/07                (25)
GBP           2,620   USD            5,043    06/20/07               (110)
GBP           3,500   USD            6,742    06/20/07               (143)
HKD              62   USD                8    04/02/07                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
HKD             776   USD              100    06/20/07                 --
JPY           1,932   USD               16    04/02/07                 --
JPY          41,545   USD              356    04/02/07                  3
JPY          53,036   USD              450    04/03/07                 --
JPY          12,073   USD              102    04/03/07                 --
JPY          40,230   USD              341    04/04/07                 (1)
JPY           9,863   USD               85    06/20/07                 --
JPY          13,588   USD              117    06/20/07                 --
JPY          74,537   USD              641    06/20/07                  1
JPY         114,241   USD              981    06/20/07                  2
JPY         670,159   USD            5,761    06/20/07                 14
JPY         688,865   USD            5,917    06/20/07                 10
JPY           5,000   USD               43    06/20/07                  1
JPY          20,000   USD              171    06/20/07                 --
JPY          25,000   USD              214    06/20/07                 --
JPY          50,000   USD              434    06/20/07                  5
JPY          50,000   USD              428    06/20/07                 --
JPY          50,000   USD              432    06/20/07                  4
JPY         150,000   USD            1,305    06/20/07                 19
JPY         755,000   USD            6,565    06/20/07                 90
SGD           1,590   USD            1,048    06/20/07                 (5)
SGD           1,673   USD            1,103    06/20/07                 (6)
SGD           1,887   USD            1,242    06/20/07                 (8)
SGD           2,600   USD            1,715    06/20/07                 (8)
SGD           4,316   USD            2,846    06/20/07                (13)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                  52
                                                           ==============

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
MCSI Belgium 2
   Local Net Total Return                                       1 Month LIBOR
   Index                         Merrill Lynch      EUR     954    plus 0.15%                06/20/07                    32
MCSI Belgium 4
   Local Net Total Return                                       1 Month LIBOR
   Index                         Merrill Lynch      EUR     289    plus 0.15%                09/19/07                     9
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                                41
                                                                                                           ================

           See accompanying notes which are an integral part of the schedules of investments.

                                                               Non-U.S. Fund  29

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       6.5             25,566
Consumer Discretionary                                       11.5             45,394
Consumer Staples                                              9.1             35,714
Financial Services                                           20.7             81,152
Health Care                                                   6.8             26,492
Integrated Oils                                               4.8             18,729
Materials and Processing                                      9.7             38,059
Miscellaneous                                                 1.0              4,095
Other Energy                                                  0.2                639
Producer Durables                                             7.7             30,292
Technology                                                    4.2             16,272
Utilities                                                     6.9             27,025
Options Purchased                                              --*                98
Short-Term Investments                                        9.9             38,634
Other Securities                                             17.9             70,055
                                                  ---------------    ---------------

Total Investments                                           116.9            458,216
Other Assets and Liabilities, Net                           (16.9)           (66,338)
                                                  ---------------    ---------------

Net Assets                                                  100.0            391,878
                                                  ===============    ===============
                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Asia                                                          6.2             24,320
Europe                                                       42.3            165,828
Japan                                                        17.2             67,466
Latin America                                                 1.5              6,066
Middle East                                                   0.2                646
Other Regions                                                11.5             45,139
United Kingdom                                               20.1             78,696
Other Securities                                             17.9             70,055
                                                  ---------------    ---------------

Total Investments                                           116.9            458,216
Other Assets and Liabilities, Net                           (16.9)           (66,338)
                                                  ---------------    ---------------

Net Assets                                                  100.0            391,878
                                                  ===============    ===============

* Less than .05% of net assets.

See accompanying notes which are an integral part of the schedules of investments.

 30  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 96.8%
Apartments - 16.0%
Apartment Investment & Management Co. Class A
   (o)                                                114,325           6,595
Archstone-Smith Trust (o)                             580,126          31,489
AvalonBay Communities, Inc. (o)                       160,450          20,859
BRE Properties, Inc. Class A (o)                       57,600           3,638
Camden Property Trust (o)                             130,000           9,140
Equity Residential (o)(N)                             355,800          17,160
Essex Property Trust, Inc. (o)(N)                      66,700           8,636
Home Properties, Inc. (o)                              20,100           1,062
Mid-America Apartment Communities, Inc. (o)            36,800           2,070
UDR, Inc. (o)(N)                                      140,400           4,299
                                                                 ------------
                                                                      104,948
                                                                 ------------

Diversified - 5.9%
Colonial Properties Trust (o)                          46,200           2,110
iStar Financial, Inc. (o)                              38,500           1,803
Spirit Finance Corp. (o)                               80,600           1,201
Vornado Realty Trust (o)                              280,734          33,503
                                                                 ------------
                                                                       38,617
                                                                 ------------

Free Standing Retail - 0.2%
Realty Income Corp. (o)                                43,700           1,232
                                                                 ------------

Health Care - 6.0%
Cogdell Spencer, Inc. (o)                              34,300             723
Health Care Property Investors, Inc. (o)              195,600           7,048
Health Care REIT, Inc. (o)(N)                         185,600           8,148
Healthcare Realty Trust, Inc. (o)(N)                   51,500           1,921
LTC Properties, Inc. (o)(N)                            77,650           2,012
Nationwide Health Properties, Inc. (o)                323,300          10,106
Omega Healthcare Investors, Inc. (o)                   99,900           1,713
Senior Housing Properties Trust (o)                    76,750           1,834
Ventas, Inc. (o)                                      140,400           5,915
                                                                 ------------
                                                                       39,420
                                                                 ------------

Industrial - 7.5%
AMB Property Corp. (o)                                214,700          12,622
DCT Industrial Trust, Inc. (o)                        228,100           2,699
EastGroup Properties, Inc. (o)(N)                      24,000           1,225
First Potomac Realty Trust (o)(N)                      45,300           1,294
ProLogis (o)                                          484,400          31,452
                                                                 ------------
                                                                       49,292
                                                                 ------------
Lodging/Resorts - 9.4%
Ashford Hospitality Trust, Inc. (o)                    65,000             776
DiamondRock Hospitality Co. (o)(N)                    312,800           5,943
FelCor Lodging Trust, Inc. (o)                        101,700           2,641
Hilton Hotels Corp.                                   214,500           7,714

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hospitality Properties Trust (o)(N)                    18,800             880
Host Hotels & Resorts, Inc. (o)(N)                  1,057,313          27,818
LaSalle Hotel Properties (o)                           55,400           2,568
Starwood Hotels & Resorts Worldwide, Inc. (o)         202,130          13,108
                                                                 ------------
                                                                       61,448
                                                                 ------------

Manufactured Homes - 0.4%
Equity Lifestyle Properties, Inc. (o)                  52,050           2,811
                                                                 ------------

Mixed Industrial/Office - 1.5%
Liberty Property Trust (o)(N)                         164,300           8,005
PS Business Parks, Inc. (o)                            27,900           1,967
                                                                 ------------
                                                                        9,972
                                                                 ------------

Office - 14.6%
Alexandria Real Estate Equities, Inc. (o)              62,600           6,283
American Financial Realty Trust (o)                   105,400           1,062
BioMed Realty Trust, Inc. (o)                         115,300           3,032
Boston Properties, Inc. (o)                           226,250          26,562
Brandywine Realty Trust (o)(N)                        216,286           7,226
Brookfield Properties Corp. (N)                       266,200          10,728
Corporate Office Properties Trust (o)(N)               39,300           1,795
Douglas Emmett, Inc. (o)(N)                            79,000           2,017
Highwoods Properties, Inc. (o)                         88,900           3,511
HRPT Properties Trust (o)                             187,500           2,306
Kilroy Realty Corp. (o)                                42,000           3,098
Mack-Cali Realty Corp. (o)                             93,800           4,468
Parkway Properties, Inc. (o)(N)                        24,400           1,275
SL Green Realty Corp. (o)(N)                          163,450          22,422
                                                                 ------------
                                                                       95,785
                                                                 ------------

Regional Malls - 16.9%
CBL & Associates Properties, Inc. (o)                  34,100           1,529
General Growth Properties, Inc. (o)                   334,400          21,592
Macerich Co. (The) (o)(N)                             214,550          19,816
Simon Property Group, Inc. (o)                        508,250          56,543
Taubman Centers, Inc. (o)                             192,600          11,169
                                                                 ------------
                                                                      110,649
                                                                 ------------

Self Storage - 4.8%
Extra Space Storage, Inc. (o)                         190,900           3,616
Public Storage, Inc. (o)                              293,199          27,757
Sovran Self Storage, Inc. (o)                           9,150             507
                                                                 ------------
                                                                       31,880
                                                                 ------------

                                                 Real Estate Securities Fund  31

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Shopping Centers - 11.5%
Cedar Shopping Centers, Inc. (o)                       60,300             977
Developers Diversified Realty Corp. (o)               241,000          15,159
Federal Realty Investors Trust (o)(N)                 197,350          17,884
Kimco Realty Corp. (o)(N)                             187,500           9,139
Kite Realty Group Trust (o)(N)                        146,800           2,928
Regency Centers Corp. (o)(N)                          287,500          24,020
Tanger Factory Outlet Centers (o)(N)                   79,150           3,197
Weingarten Realty Investors (o)(N)                     41,500           1,974
                                                                 ------------
                                                                       75,278
                                                                 ------------

Specialty - 2.1%
Digital Realty Trust, Inc. (o)                        253,750          10,125
Plum Creek Timber Co., Inc. (o)                        58,400           2,302
Rayonier, Inc. (o)                                     38,600           1,660
                                                                 ------------
                                                                       14,087
                                                                 ------------

TOTAL COMMON STOCKS
(cost $416,594)                                                       635,419
                                                                 ------------

SHORT-TERM INVESTMENTS - 2.8%
Russell Investment Company
   Money Market Fund                               18,749,000          18,749
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $18,749)                                                         18,749
                                                                 ------------

OTHER SECURITIES - 9.3%
State Street Securities Lending
   Quality Trust (X)                               60,830,966          60,831
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $60,831)                                                         60,831
                                                                 ------------

TOTAL INVESTMENTS - 108.9%
(identified cost $496,174)                                            714,999

OTHER ASSETS AND LIABILITIES,
NET - (8.9%)                                                          (58,599)
                                                                 ------------

NET ASSETS - 100.0%                                                   656,400
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 32  Real Estate Securities Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 92.3%
Asset-Backed Securities - 5.7%
Accredited Mortgage Loan Trust (E)
   Series 2004-2 Class A2
   5.620% due 07/25/34                                     52              53
ACE Securities Corp. (E)
   Series 2003-OP1 Class M2
   6.820% due 12/25/33                                     55              55
   Series 2005-SD3 Class A
   5.720% due 08/25/45                                    330             330
Aegis Asset Backed Securities Trust (E)
   Series 2003-3 Class M2
   6.970% due 01/25/34                                    110             111
American Express Credit Account Master Trust (E)
   Series 2004-C Class C (p)
   5.820% due 02/15/12                                    345             346
   Series 2005-3 Class A
   5.320% due 01/18/11                                    700             699
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   8.071% due 02/25/33                                     90              90
   Series 2004-R10 Class A5
   5.710% due 11/25/34                                     29              29
   Series 2004-R8 Class A5
   5.690% due 09/25/34                                     84              84
Bayview Financial Acquisition Trust
   Series 2006-A Class 1A3
   5.865% due 02/28/41                                    190             190
Citifinancial Mortgage Securities, Inc.
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                      3               3
Countrywide Asset-Backed Certificates
   Series 2004-13 Class AF3
   3.989% due 02/25/31                                     42              42
   Series 2004-BC1 Class M1 (E)
   5.820% due 02/25/34                                     84              85
   Series 2006-11 Class 1AF4
   6.300% due 09/25/46                                    170             173
Countrywide Home Equity Loan Trust (E)
   Series 2006-H Class 2A1B
   5.470% due 11/15/36                                    864             862
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2006-FF1 Class A3
   5.370% due 11/25/36                                    264             264
Fremont Home Loan Trust (E)
   Series 2006-A Class 2A1
   5.370% due 05/25/36                                     83              83

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GSAA Home Equity Trust
   Series 2006-4 Class 1A2
   5.961% due 03/25/36                                    258             261
GSAA Trust (E)
   Series 2006-2 Class 2A3
   5.590% due 12/25/35                                    320             321
GSAMP Trust (E)
   Series 2003-HE2 Class M1
   5.970% due 08/25/33                                    175             175
   Series 2004-SEA Class A2A
   5.610% due 03/25/34                                     94              94
Heritage Property Investment Trust
   5.125% due 04/15/14                                    150             145
Home Equity Asset Trust (E)
   Series 2003-5 Class M1
   6.020% due 12/25/33                                    265             265
   Series 2005-2 Class 2A2
   5.520% due 07/25/35                                     67              67
HSI Asset Securitization Corp. Trust (E)
   Series 2006-HE2 Class 2A1
   5.370% due 12/25/36                                     92              92
Indymac Residential Asset Backed Trust (E)
   Series 2006-H2 Class A
   5.470% due 06/28/36                                    546             546
Lehman XS Trust (E)
   Series 2005-1 Class 2A2
   4.660% due 07/25/35                                    146             148
   Series 2006-16N Class A1A
   5.400% due 11/25/46                                    256             256
   Series 2007-4N Class 3A2A
   5.680% due 04/25/37                                  1,000           1,000
Long Beach Mortgage Loan Trust (E)
   Series 2004-4 Class 1A1
   5.600% due 10/25/34                                     33              33
   Series 2006-9 Class 2A1
   5.380% due 10/25/36                                    848             848
Mastr Asset Backed Securities Trust (E)
   Series 2003-WMC Class M2
   7.795% due 08/25/33                                     57              57
Morgan Stanley ABS Capital I (E)
   Series 2003-NC8 Class M3
   7.420% due 09/25/33                                     47              47
   Series 2006-HE7 Class A2A
   5.370% due 09/25/36                                    802             802
Morgan Stanley Mortgage Loan Trust
   Series 2006-12X Class A6A
   5.726% due 10/25/36                                    145             145

                                                              Core Bond Fund  33

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
New Century Home Equity Loan Trust (E)
   Series 2004-4 Class M2
   5.850% due 02/25/35                                    215             214
NWA Trust (O)
   Series 1995-2 Class A
   9.250% due 06/21/14                                    185             196
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   7.020% due 04/25/33                                     58              58
   Series 2003-3 Class M3
   7.320% due 06/25/33                                     41              41
   Series 2003-4 Class M2
   6.970% due 07/25/33                                     38              39
Park Place Securities, Inc. (E)
   Series 2005-WCW Class M1
   5.770% due 09/25/35                                    210             210
Parker Hannifin Employee Stock Ownership Trust
   (A)
   6.340% due 07/15/08                                     84              84
Popular ABS Mortgage Pass-Through Trust
   Series 2005-6 Class A3
   5.680% due 01/25/36                                    230             231
Renaissance Home Equity Loan Trust
   Series 2005-1 Class M1
   5.357% due 05/25/35                                     80              79
   Series 2005-2 Class AF4
   4.934% due 08/25/35                                     85              84
   Series 2006-1 Class AF6
   5.746% due 05/25/36                                    175             174
Residential Asset Mortgage Products, Inc.
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                    205             207
   Series 2006-RZ4 Class A1A (E)
   5.400% due 10/25/36                                  1,042           1,042
Residential Asset Securities Corp.
   Series 2003-KS1 Class M2 (E)
   7.945% due 01/25/33                                     22              19
   Series 2003-KS2 Class MI1
   4.800% due 04/25/33                                    450             442
   Series 2003-KS2 Class MI3
   6.100% due 04/25/33                                    250             248
   Series 2006-KS9 Class AI1 (E)
   5.390% due 11/25/36                                    263             263
   Series 2007-KS2 Class AI1 (E)
   5.820% due 02/25/37                                    490             491
SBI Heloc Trust (E)(p)
   Series 2006-1A Class 1A2A
   5.490% due 08/25/36                                    166             166
SLM Student Loan Trust (E)
   Series 2006-9 Class A1
   5.330% due 10/25/12                                    635             635

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2007-3 Class A1
   5.320% due 10/27/14                                  1,100           1,100
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                     10              10
Soundview Home Equity Loan Trust
   Series 2006-WF1 Class A2
   5.645% due 10/25/36                                    290             290
Structured Asset Investment Loan Trust (E)
   Series 2005-3 Class M2
   5.760% due 04/25/35                                    120             119
Structured Asset Securities Corp.
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    292             289
   Series 2006-BC3 Class A2 (E)
   5.370% due 10/25/36                                    247             247
Wells Fargo Home Equity Trust (E)(p)
   Series 2005-4 Class AI1
   5.440% due 12/25/35                                    200             200
                                                                 ------------
                                                                       15,979
                                                                 ------------

Certificates of Deposit - 1.0%
Dexia Credit SA (z)
   5.270% due 09/29/08                                  1,100           1,099
Fortis Bank (z)
   5.265% due 04/28/08                                    400             400
   5.300% due 09/30/08                                    300             300
Nordea Bank Finland PLC (z)
   5.308% due 05/28/08                                    200             200
Royal Bank of Canada (z)
   5.420% 06/30/08                                        400             400
Skandinaviska Enskilda Banken (z)
   5.340% due 08/21/08                                    400             400
                                                                 ------------
                                                                        2,799
                                                                 ------------

Corporate Bonds and Notes - 15.7%
Abbey National Treasury Services
   PLC (E)
   Series YCD
   5.270% due 07/02/08                                    500             500
Abbott Laboratories
   5.600% due 05/15/11                                    165             168
   5.875% due 05/15/16                                     80              83
Ace Capital Trust II
   9.700% due 04/01/30                                    175             233
Alamosa Delaware, Inc.
   8.500% due 01/31/12                                    100             106

 34  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Alion Science and Technology Corp. (p)
   10.250% due 02/01/15                                   125             129
Allied Waste North America, Inc. (N)
   Series B
   7.125% due 05/15/16                                     90              92
Altria Group, Inc. (N)
   7.750% due 01/15/27                                     25              30
American Casino & Entertainment Properties LLC
   7.850% due 02/01/12                                    115             120
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     35              35
American Express Bank (E)
   Series BKNT
   5.330% due 10/16/08                                    300             300
American General Finance Corp.
   4.875% due 05/15/10                                    225             224
American International Group, Inc.
   4.700% due 10/01/10                                    130             128
   5.375% due 10/18/11 (N)                                170             172
   5.050% due 10/01/15 (N)                                130             127
   6.250% due 03/15/37                                    150             146
American Real Estate Partners, Finance Corp.
   7.125% due 02/15/13                                     45              44
Americo Life, Inc. (p)
   7.875% due 05/01/13                                     75              77
Amkor Technology, Inc. (N)
   9.250% due 06/01/16                                    240             250
Anadarko Petroleum Corp.
   5.950% due 09/15/16                                    305             306
ANZ Capital Trust (f)(p)
   4.484% due 12/31/49                                    225             220
Arizona Public Service Co.
   5.800% due 06/30/14                                    100             101
   6.250% due 08/01/16                                    150             155
AT&T Mobility LLC
   6.500% due 12/15/11                                    170             179
AT&T, Inc.
   5.100% due 09/15/14                                     45              44
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    330             345
Bank of America Corp.
   5.875% due 02/15/09 (N)                                 80              81
   5.360% due 06/19/09 (E)                                900             901
   5.370% due 11/06/09 (E)(N)                             100             100
Bank of New York Co., Inc. (The)
   5.125% due 11/01/11                                    190             191
BellSouth Corp. (N)
   6.550% due 06/15/34                                     35              36
Bellsouth Telecommunications, Inc.
   7.000% due 12/01/95                                    210             215

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BNP Paribas
   5.270% due 09/23/08                                    800             800
BNP Paribas Capital Trust (f)(A)
   9.003% due 12/29/49                                    450             502
Boardwalk Pipelines, LP
   5.875% due 11/15/16                                    225             225
Boeing Capital Corp., Ltd.
   6.100% due 03/01/11                                     50              52
Boston Scientific Corp.
   6.400% due 06/15/16                                    230             231
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     25              26
   6.750% due 03/15/29                                     10              11
California Steel Industries, Inc.
   6.125% due 03/15/14                                    140             133
Calyon NY (E)
   Series YCD
   5.336% due 01/16/09                                    300             300
Caterpillar Financial Services Corp. (E)(N)
   5.420% due 05/18/09                                  1,100           1,101
Catlin Insurance Co., Ltd. (f)(A)
   7.249% due 12/31/49                                    100              99
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    110             111
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                    130             145
Chubb Corp.
   6.375% due 03/29/67                                    175             175
Cingular Wireless Services, Inc.
   7.875% due 03/01/11                                    150             164
   8.750% due 03/01/31                                     85             110
CIT Group, Inc.
   6.875% due 11/01/09                                     45              47
Citigroup Funding, Inc.
   5.330% due 12/08/08 (E)                                100             100
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNA
   5.461% due 03/17/09                                    200             200
Citigroup, Inc.
   5.400% due 01/30/09 (E)                                200             200
   5.393% due 12/28/09 (E)                                400             400
   6.500% due 01/18/11 (N)                                170             178
   4.700% due 05/29/15                                     50              48
   6.125% due 08/25/36 (N)                                300             305

                                                              Core Bond Fund  35

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Clorox Co. (N)
   4.200% due 01/15/10                                    100              98
CNA Financial Corp. (N)
   6.500% due 08/15/16                                    125             129
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                     10              10
Comcast Cable Communications
   Holdings, Inc.
   9.455% due 11/15/22                                    125             162
Comcast Cable Holdings LLC
   9.800% due 02/01/12 (N)                                180             213
   7.875% due 08/01/13                                    305             342
Comcast Corp.
   5.900% due 03/15/16                                     45              46
Commonwealth Edison Co.
   5.400% due 12/15/11                                    125             122
   Series 98
   6.150% due 03/15/12                                     95              95
   6.950% due 07/15/18 (N)                                 50              50
   Series 105
Consolidated Natural Gas Co.
   6.850% due 04/15/11                                    150             159
COX Communications, Inc.
   4.625% due 01/15/10                                    350             345
   5.875% due 12/01/16 (p)                                 75              76
Credit Suisse First Boston USA, Inc.
   4.875% due 08/15/10                                     65              65
   6.500% due 01/15/12                                     25              26
   5.500% due 08/15/13 (N)                                 45              46
Credit Suisse USA, Inc. (N)
   5.250% due 03/02/11                                     55              55
CSC Holdings, Inc. (A)
   6.750% due 04/15/12                                     90              89
CVS/Caremark Corp.
   5.750% due 08/15/11                                     90              92
DaimlerChrysler NA Holding Corp. (E)(N)
   5.690% due 03/13/09                                    400             400
   6.500% due 11/15/13                                    145             153
DCP Midstream, LP (N)
   6.875% due 02/01/11                                     20              21
Detroit Edison Co. (The)
   6.350% due 10/15/32                                     50              52
Dex Media East Finance Co.
   12.125% due 11/15/12                                    50              55
Dominion Resources, Inc.
   Series A
   5.200% due 01/15/16                                    195             189
   Series B
   6.250% due 06/30/12                                     30              31
Dow Chemical Co. (The)
   6.000% due 10/01/12                                     60              62
DPL, Inc.
   6.875% due 09/01/11                                    148             157

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
El Paso Corp.
   8.050% due 10/15/30                                    400             454
Eli Lilly & Co. (N)
   6.770% due 01/01/36                                    195             221
Embarq Corp.
   7.995% due 06/01/36                                     25              26
Energy Transfer Partners, LP
   5.950% due 02/01/15                                    200             203
Enterprise Products Operating, LP
   4.950% due 06/01/10                                    125             124
   8.375% due 08/01/66                                    100             109
FedEx Corp.
   7.600% due 07/01/97                                     75              87
Financing Corp.
   Principal Only STRIP
   Series 10P
   Zero coupon due 11/30/17                               510             298
   Series 15P
   Zero coupon due 03/07/19                                70              38
   Series 2P
   Zero coupon due 11/30/17                                60              35
   Series 6P
   Zero coupon due 08/03/18                               300             169
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    280             293
   Series C (N)
   7.375% due 11/15/31                                    125             142
Ford Motor Credit Co.
   7.875% due 06/15/10                                    200             201
Freeport-McMoRan Copper & Gold, Inc.
   8.375% due 04/01/17                                    340             368
General Electric Capital Corp.
   5.430% due 01/20/10 (E)                                200             200
   5.500% due 04/28/11                                    220             223
   Series MTN (E)
   5.390% due 10/26/09                                    500             500
   Series MTNA
   5.460% due 07/28/08 (E)(N)                             700             701
   5.450% due 01/15/13                                    260             263
General Electric Co. (E)
   5.393% due 12/09/08                                    200             200
Goldman Sachs Group, Inc. (The)
   5.390% due 12/23/08 (E)                                600             600
   5.400% due 03/30/09 (E)                                800             800

 36  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.875% due 01/15/11                                    425             449
   5.350% due 01/15/16 (N)                                355             348
   5.625% due 01/15/17                                    125             124
   Series MTNB (E)
   5.455% due 12/22/08                                    300             300
Harrah's Operating Co., Inc.
   5.500% due 07/01/10                                    125             123
Hawaiian Telcom Communications, Inc. (N)
   Series B
   12.500% due 05/01/15                                    70              77
HCA, Inc. (p)
   9.125% due 11/15/14                                    125             134
Health Care Property Investors, Inc. (N)
   5.950% due 09/15/11                                    300             305
Historic TW, Inc. (N)
   8.050% due 01/15/16                                    170             194
HSBC Finance Corp.
   5.420% due 10/21/09 (E)                                100             100
   5.349% due 03/12/10 (E)                                300             300
   5.610% due 05/10/10 (E)                                100             100
   6.375% due 11/27/12                                    185             194
   5.000% due 06/30/15                                    110             106
Idearc, Inc. (p)
   8.000% due 11/15/16                                    125             129
Innophos Investments Holdings, Inc. (E)
   13.374% due 02/15/15                                   110             115
International Business Machines Corp. (N)
   7.125% due 12/01/96                                    180             205
International Lease Finance Corp. (N)
   5.750% due 06/15/11                                     80              82
   5.625% due 09/20/13                                     80              82
International Steel Group, Inc. (N)
   6.500% due 04/15/14                                    180             187
iStar Financial, Inc. (N)
   Series B
   5.125% due 04/01/11                                    200             198
ITT Corp.
   7.400% due 11/15/25                                    100             116
Jersey Central Power & Light Co.
   5.625% due 05/01/16                                     80              80
JP Morgan Chase Bank
   Series EMTN
   6.000% due 05/22/45                                  1,819           1,279
JP Morgan Chase & Co.
   5.600% due 06/01/11                                     65              66
JP Morgan Chase Bank NA
   Series BKNT
   5.875% due 06/13/16                                    165             170
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    350             368

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kerr-McGee Corp.
   6.950% due 07/01/24                                    125             132
KeySpan Corp.
   7.625% due 11/15/10                                    150             162
Kraft Foods, Inc.
   5.625% due 11/01/11                                    425             430
Kroger Co. (The)
   8.000% due 09/15/29                                     15              17
   7.500% due 04/01/31 (N)                                 10              11
Lear Corp.
   Series B
   8.500% due 12/01/13                                    210             203
Lehman Brothers Holdings, Inc.
   5.450% due 01/23/09 (E)(N)                             600             600
   5.450% due 04/03/09 (E)                                400             400
   5.250% due 02/06/12 (N)                                 85              85
   5.500% due 04/04/16                                     85              85
Level 3 Communications, Inc.
   6.000% due 09/15/09                                     60              58
Level 3 Financing, Inc.
   12.250% due 03/15/13                                    85              99
Mandalay Resort Group (N)
   6.500% due 07/31/09                                     90              91
Manufacturers & Traders Trust Co.
   5.585% due 12/28/20                                     84              84
Merrill Lynch & Co., Inc.
   5.450% due 12/04/09 (E)                                200             200
   Series MTNC
   4.250% due 02/08/10                                    450             439
Metlife, Inc.
   6.400% due 12/15/36                                    100              98
Midamerican Energy Holdings Co.
   Series WI
   6.125% due 04/01/36                                    325             324
Miller Brewing Co. (p)
   5.500% due 08/15/13                                    110             110
Monumental Global Funding II (p)
   4.625% due 03/15/10                                     95              94
Morgan Stanley
   5.375% due 10/15/15                                    110             108
   Series GMTN (E)
   5.470% due 02/09/09                                    500             500
   Series MTN (E)
   5.450% due 01/15/10                                    300             300
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    120             124
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                     45              46

                                                              Core Bond Fund  37

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NCO Group, Inc. (E)(p)
   10.230% due 11/15/13                                    90              90
Nelnet, Inc.
   7.400% due 09/29/36                                    125             128
Nevada Power Co.
   Series L
   5.875% due 01/15/15                                    100             101
News America Holdings, Inc.
   7.750% due 12/01/45                                     10              11
   7.900% due 12/01/95                                     90             102
   8.250% due 10/17/96                                     20              24
Nisource Finance Corp.
   7.875% due 11/15/10                                    125             135
Norfolk Southern Corp.
   7.700% due 05/15/17                                     20              22
   7.050% due 05/01/37                                     40              43
   7.900% due 05/15/97                                    320             373
   6.000% due 03/15/2105                                  125             111
Ohio Power Co. (N)
   Series F
   5.500% due 02/15/13                                     20              20
ONEOK Partners, LP (N)
   6.650% due 10/01/36                                    100             103
Pacific Gas & Electric Co.
   4.200% due 03/01/11                                     60              58
   6.050% due 03/01/34 (N)                                 65              65
PartnerRe Finance II (N)
   6.440% due 12/01/66                                     50              49
Peabody Energy Corp. (N)
   7.875% due 11/01/26                                    100             108
Pemex Project Funding Master Trust
   5.750% due 12/15/15                                    100             100
Phoenix Life Insurance Co. (p)
   7.150% due 12/15/34                                    150             159
Popular North America, Inc.
   Series MTNE
   3.875% due 10/01/08                                    275             270
Progress Energy, Inc.
   7.100% due 03/01/11                                     47              50
   5.625% due 01/15/16                                     40              40
   7.000% due 10/30/31                                     90             100
Qwest Corp.
   7.625% due 06/15/15                                    200             214
RBS Capital Trust III (f)
   5.512% due 09/29/49                                    200             197
Reckson Operating Partnership, LP
   7.750% due 03/15/09                                     25              26
   5.150% due 01/15/11                                     92              91
Reinsurance Group of America, Inc.
   6.750% due 12/15/65                                     75              75
Rental Services Corp. (p)
   9.500% due 12/01/14                                    160             170
Residential Capital LLC
   6.375% due 06/30/10                                    225             225
   6.000% due 02/22/11                                    190             187

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
RH Donnelley Corp.
   Series A-2
   6.875% due 01/15/13                                    170             165
RH Donnelley, Inc.
   10.875% due 12/15/12                                   205             221
Safeway, Inc. (N)
   7.250% due 02/01/31                                     20              21
SB Treasury Co. LLC (f)(A)
   (Step Up 10.295%, 06/30/08)
   9.400% due 12/29/49                                    350             366
SBC Communications, Inc.
   6.150% due 09/15/34                                     75              74
Simon Property Group, LP
   5.600% due 09/01/11                                    200             203
Societe Generale (E)
   Series CD
   5.269% due 06/30/08                                  1,100           1,100
Sprint Capital Corp.
   7.625% due 01/30/11                                    350             376
   8.750% due 03/15/32                                     70              83
Steel Dynamics, Inc. (p)
   6.750% due 04/01/15                                     60              60
Swiss Re Capital I, LP (f)(N)(p)
   Series 144A
   6.854% due 05/29/49                                    225             232
Symetra Financial Corp. (p)
   6.125% due 04/01/16                                    150             152
TDS Investor Corp. (N)(p)
   11.875% due 09/01/16                                   185             203
Time Warner, Inc.
   5.875% due 11/15/16                                    475             479
   7.700% due 05/01/32                                    100             113
   6.500% due 11/15/36                                     75              75
Trump Entertainment Resorts, Inc. (N)
   8.500% due 06/01/15                                    230             232
TXU Electric Delivery Co. (E)(p)
   5.725% due 09/16/08                                    400             400
Unicredito Italiano NY (E)
   Series YCD
   5.370% due 05/29/08                                    200             200
Union Pacific Corp.
   6.125% due 01/15/12                                    120             124
Union Planters Corp.
   7.750% due 03/01/11                                     50              54
UnitedHealth Group, Inc.
   5.250% due 03/15/11                                     75              75
VeraSun Energy Corp. (N)
   9.875% due 12/15/12                                     70              73

 38  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Verizon Communications, Inc.
   5.399% due 04/03/09 (E)                                500             500
   5.850% due 09/15/35 (N)                                180             170
Verizon Global Funding Corp.
   7.250% due 12/01/10                                    150             160
Visteon Corp. (N)
   8.250% due 08/01/10                                     60              61
Wachovia Capital Trust III (f)
   5.800% due 03/15/42                                    125             126
Wachovia Corp.
   5.625% due 10/15/16                                    100             100
WellPoint, Inc.
   5.850% due 01/15/36                                     45              43
Wells Fargo & Co. (N)
   4.950% due 10/16/13                                     65              64
Wells Fargo Bank NA
   5.750% due 05/16/16                                     80              82
West Corp. (p)
   9.500% due 10/15/14                                     70              72
Wimar Opco LLC Finance Corp. (p)
   9.625% due 12/15/14                                    140             141
Windstream Corp.
   8.625% due 08/01/16                                    125             137
Wisconsin Central Transport
   6.625% due 04/15/08                                    325             329
World Savings Bank FSB (E)
   Series BKNT
   5.400% due 05/08/09                                  1,000           1,000
Wyeth
   6.950% due 03/15/11                                    390             415
   5.950% due 04/01/37                                    130             128
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                    245             256
                                                                 ------------
                                                                       44,139
                                                                 ------------

International Debt - 6.4%
Abbey National PLC (f)
   (Step Up, 7.570%, 06/15/08)
   6.700% due 06/29/49                                    150             152
Altos Hornos de Mexico SA de CV (O)(N)
   Series A
   11.375% due 04/30/49                                   255             191
America Movil SA de CV (N)
   5.500% due 03/01/14                                    100              99
Aspen Insurance Holdings, Ltd.
   6.000% due 08/15/14                                     50              50
AXA SA
   8.600% due 12/15/30                                     35              45
   6.379% due 12/14/49 (f)(p)                             100              98
   6.463% due 12/31/49 (f)(p)                             100              97
Banco Mercantil del Norte SA (A)
   6.862% due 10/13/21                                    200             204

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BNP Paribas (f)(p)
   5.186% due 06/29/49                                    300             287
British Telecommunications PLC (E)
   9.125% due 12/15/30                                    150             206
Canadian Natural Resources, Ltd.
   5.700% due 05/15/17                                    180             179
   5.850% due 02/01/35 (N)                                 25              23
   6.500% due 02/15/37 (N)                                200             203
   6.250% due 03/15/38                                     50              49
CIT Group Funding Co. of Canada (N)
   5.600% due 11/02/11                                     80              81
Conoco Funding Co.
   6.350% due 10/15/11                                    310             326
Cosan Finance, Ltd. (N)(p)
   7.000% due 02/01/17                                    160             158
Deutsche Telekom International Finance BV
   5.530% due 03/23/09 (E)                                300             301
   5.375% due 03/23/11                                     75              75
   8.250% due 06/15/30                                    155             192
DNB Nor Bank ASA (E)(p)
   5.430% due 10/13/09                                  1,000           1,000
Egyptian Government Bond
   Zero coupon due 04/22/08                               520             540
Egypt Government AID Bonds
   4.450% due 09/15/15                                    390             377
Endurance Specialty Holdings, Ltd. (N)
   6.150% due 10/15/15                                    100             100
Export-Import Bank of China (p)
   4.875% due 07/21/15                                    110             107
Export-Import Bank of Korea
   4.125% due 02/10/09 (p)                                120             118
   5.125% due 02/14/11                                    100             100
Falconbridge, Ltd.
   7.250% due 07/15/12                                     50              55
   6.000% due 10/15/15                                    175             181
Federative Republic of Brazil (N)
   6.000% due 01/17/17                                    160             162
FMG Finance Pty, Ltd. (p)
   10.625% due 09/01/16                                   355             408
Gaz Capital for Gazprom (p)
   6.212% due 11/22/16                                    115             115
Gazinvest for Gazprombank
   7.250% due 10/30/08                                    160             163
HBOS Treasury Services PLC (E)(p)
   Series MTN
   5.400% due 07/17/09                                    300             300
HSBC Holdings PLC
   6.500% due 05/02/36                                    145             153

                                                              Core Bond Fund  39

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Inco, Ltd.
   5.700% due 10/15/15                                    175             173
Intelsat Bermuda, Ltd. (p)
   11.250% due 06/15/16                                   170             193
Ispat Inland ULC
   9.750% due 04/01/14                                    244             269
Korea Development Bank (E)
   5.490% due 04/03/10                                    900             900
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                     60              59
Mexico Government International Bond
   Series MTNA
   6.750% due 09/27/34                                    155             169
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    100             102
MUFG Capital Finance 1, Ltd. (f)
   6.346% due 07/29/49                                    200             204
Peru Enhanced Pass-Through Finance, Ltd. (p)
   Zero coupon due 05/31/25                               320             128
Poland Government International Bond
   Series RSTA
   (Step Up, 5.000%, 10/27/14)
   4.750% due 10/27/24                                    200             194
Province of Quebec Canada (N)
   Series PJ
   6.125% due 01/22/11                                    390             406
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                     75              72
Ras Laffan Liquefied Natural Gas Co., Ltd. III
   (p)
   5.838% due 09/30/27                                    250             239
Resona Bank, Ltd. (f)(p)
   5.850% due 09/29/49                                    255             254
Resona Preferred Global Securities Cayman, Ltd.
   (f)(p)
   7.191% due 12/29/49                                    225             238
Rogers Wireless, Inc.
   6.375% due 03/01/14                                    350             359
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/49                                    700             774
Royal Bank of Scotland PLC (E)
   5.760% due 07/06/12                                    600             600
Russia Government International Bond (p)
   5.000% due 03/31/30                                    315             357
Russian Ministry of Finance
   Series V
   3.000% due 05/14/08                                    110             107

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Salomon Brothers AG for OAO Gazprom
   10.500% due 10/21/09                                   200             224
Santander Financial Issuances
   6.375% due 02/15/11                                    110             114
Santander US Debt SA Unipersonal (E)(p)
   5.358% due 11/20/08                                    500             500
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    135             144
Seagate Technology HDD Holdings
   6.800% due 10/01/16                                    165             166
Shimao Property Holdings, Ltd. (p)
   8.000% due 12/01/16                                    100             101
SMFG Preferred Capital (f)(p)
   Series 144A
   6.078% due 01/29/49                                    100             100
Sumitomo Mitsui Banking Corp. (f)(p)
   5.625% due 07/29/49                                    400             394
Systems 2001 Asset Trust LLC (p)
   7.156% due 12/15/11                                    103             106
Telecom Italia Capital SA
   4.875% due 10/01/10                                    150             148
   5.250% due 10/01/15                                    175             166
Telefonica Emisiones SAU
   5.650% due 06/19/09 (E)                                300             301
   7.045% due 06/20/36                                     35              37
Telefonica Europe BV
   7.750% due 09/15/10                                    120             129
TELUS Corp.
   8.000% due 06/01/11                                    250             274
Transocean, Inc. (E)
   5.548% due 09/05/08                                    200             200
Tyco International Group SA (N)
   6.750% due 02/15/11                                    210             224
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                     35              38
Unicredit Luxembourg Finance SA (E)(N)(p)
   5.410% due 10/24/08                                  1,000           1,000
Vale Overseas, Ltd.
   6.250% due 01/11/16                                     35              36
   6.250% due 01/23/17                                    115             117
Vedanta Resources PLC (p)
   6.625% due 02/22/10                                    160             160
Vitro SA de CV (p)
   8.625% due 02/01/12                                     55              56
   9.125% due 02/01/17                                    120             123

 40  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Vodafone Group PLC
   5.750% due 03/15/16                                     65              65
VTB Capital SA (E)(p)
   5.960% due 08/01/08                                    230             230
Westfield Capital Corp., Ltd. (p)
   5.125% due 11/15/14                                    125             123
Westfield Group (p)
   5.400% due 10/01/12                                    125             126
Xstrata Finance Canada, Ltd. (p)
   5.500% due 11/16/11                                     45              45
   5.800% due 11/15/16                                     45              45
                                                                 ------------
                                                                       18,184
                                                                 ------------

Loan Agreements - 0.5%
Starbound Reinsurance, Ltd.
   7.370% due 03/31/08                                  1,500           1,500
                                                                 ------------

Mortgage-Backed Securities - 52.8%
ABN Amro Mortgage Corp.
   Series 2003-13 Class A3
   5.500% due 01/25/34                                  1,533           1,467
Adjustable Rate Mortgage Trust (E)
   Series 2005-3 Class 8A2
   5.560% due 07/25/35                                    243             244
American Home Mortgage Assets (E)
   Series 2007-1 Class A1
   5.714% due 02/25/47                                    999             999
American Home Mortgage Investment Trust (E)
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    153             151
   Series 2005-2 Class 5A2
   5.470% due 09/25/35                                     62              62
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    465             462
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    300             294
   Series 2005-2 Class A4
   4.783% due 07/10/43                                    333             328
   Series 2005-3 Class A2
   4.501% due 07/10/43                                    150             147
   Series 2005-5 Class A4
   5.115% due 10/10/45                                    500             493
Banc of America Funding Corp.
   Series 2005-D Class A1 (E)
   4.113% due 05/25/35                                    154             151
   Series 2006-3 Class 5A8
   5.500% due 03/25/36                                    475             474
   Series 2006-A Class 3A2
   5.905% due 02/20/36                                    206             208
   Series 2006-A Class 4A1 (E)
   5.578% due 02/20/36                                    509             511

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc.
   Series 2003-9 Class 1A12 (E)
   5.770% due 12/25/33                                    484             485
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     18              18
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                    427             422
   Series 2005-L Class 3A1 (E)
   5.459% due 01/25/36                                    252             251
   Series 2006-2 Class A15
   6.000% due 07/25/36                                    310             313
Bank of America Alternative Loan Trust
   Series 2003-10 Class 2A2 (E)
   5.770% due 12/25/33                                    243             244
   Series 2003-2 Class CB2 (E)
   5.820% due 04/25/33                                    103             104
   Series 2006-5 Class CB17
   6.000% due 06/25/36                                    236             239
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-1 Class 6A1
   5.056% due 04/25/33                                     77              78
   Series 2003-8 Class 4A1
   4.624% due 01/25/34                                    151             151
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.393% due 05/25/35                                    287             288
Bear Stearns Mortgage Funding Trust (E)
   Series 2006-AR2 Class 1A1
   5.520% due 09/25/36                                    982             982
   Series 2006-AR2 Class 2A1
   5.550% due 10/25/36                                    969             968
Chase Mortgage Finance Corp.
   Series 2003-S8 Class A1
   4.500% due 09/25/18                                    173             167
   Series 2006-S4 Class A3
   6.000% due 12/25/36                                    270             273
   Series 2006-S4 Class A4
   6.000% due 12/25/36                                    145             146
   Series 2007-A1 Class 1A3
   4.366% due 02/25/37                                  1,000             991
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-11 Class A2A (E)
   4.700% due 12/25/35                                     87              86
   Series 2006-WF1 Class A2F
   5.657% due 03/01/36                                    325             325

                                                              Core Bond Fund  41

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-WFH Class A2 (E)
   5.420% due 11/25/36                                  1,000             999
Citigroup/Deutsche Bank Commercial Mortgage
   Trust
   Series 2005-CD1 Class A4
   5.226% due 07/15/44                                  1,000             999
   Series 2006-CD3 Class A5
   5.617% due 10/15/48                                    190             193
Citimortgage Alternative Loan Trust
   Series 2006-A3 Class 1A5
   6.000% due 07/25/36                                    175             176
Countrywide Alternative Loan Trust
   Series 2005-J8 Class 1A3
   5.500% due 07/25/35                                    222             222
   Series 2005-J13 Class 2A3
   5.500% due 11/25/35                                    151             151
   Series 2006-43C Class 1A7
   6.000% due 02/25/37                                    380             383
   Series 2006-9T1 Class A7
   6.000% due 05/25/36                                    126             127
   Series 2006-J2 Class A3
   6.000% due 04/25/36                                    189             191
   Series 2006-OA1 Class 4A1 (E)
   5.510% due 08/25/46                                    938             937
   Series 2006-OA1 Class A1 (E)
   5.500% due 02/20/47                                    956             954
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2004-16 Class 1A1 (E)
   5.720% due 09/25/34                                    324             325
   Series 2005-3 Class 1A2 (E)
   5.610% due 04/25/35                                     42              42
   Series 2005-HYB Class 3A2A (E)
   5.250% due 02/20/36                                     82              82
   Series 2006-OA5 Class 2A1 (E)
   5.520% due 04/25/46                                    873             872
   Series 2007-HY1 Class 1A2
   5.736% due 04/25/37                                    109             110
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 1998-C1 Class A1B
   6.480% due 05/17/40                                     55              55
   Series 1998-C2 Class A2
   6.300% due 11/15/30                                     97              99
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2005-AR1 Class 2A3
   5.019% due 08/25/35                                    465             474
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    282             283
   Series 1999-CG1 Class S
   Interest Only STRIP
   0.814% due 03/10/32                                  3,475              58

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae
   5.190% due 2012                                        212             213
   6.000% due 2016                                         20              21
   5.000% due 2017                                        603             597
   5.532% due 2017 (E)                                     58              58
   6.000% due 2017                                        105             106
   4.000% due 2018                                        906             857
   4.500% due 2018                                      4,501           4,371
   5.000% due 2018                                        263             260
   4.500% due 2019                                        506             490
   5.000% due 2019                                      1,365           1,349
   4.500% due 2020                                        545             529
   5.000% due 2020                                      1,806           1,781
   5.000% due 2021                                      1,549           1,529
   6.500% due 2024                                        561             575
   6.000% due 2028                                         39              39
   5.500% due 2029                                         96              96
   6.000% due 2032                                        607             615
   7.000% due 2032                                        247             255
   3.910% due 2033 (E)                                    328             328
   4.675% due 2033 (E)                                    189             190
   5.000% due 2033                                        629             609
   5.500% due 2033                                      2,957           2,934
   6.000% due 2033                                        220             222
   5.000% due 2034                                        726             702
   5.500% due 2034                                      4,662           4,619
   5.000% due 2035                                        661             641
   5.500% due 2035                                     21,985          21,787
   6.000% due 2035                                        188             190
   5.000% due 2036                                      1,069           1,035
   5.500% due 2036                                        949             939
   5.618% due 2036 (E)                                    521             527
   6.000% due 2036                                      1,206           1,213
   6.500% due 2036                                        121             122
   7.000% due 2036                                         28              29
   7.500% due 2036                                      1,449           1,507
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                    178             179
   Series 1999-56 Class Z
   7.000% due 12/18/29                                    118             124
   Series 2003-32 Class FH (E)
   5.720% due 11/25/22                                    367             370
   Series 2003-337 Class 1
   Principal Only STRIP
   Zero coupon due 07/01/33                               297             220

 42  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-343 Class 6
   Interest Only STRIP
   5.000% due 10/01/33                                    292              62
   Series 2003-345 Class 18
   Interest Only STRIP
   4.500% due 12/01/18                                    807             117
   Series 2003-345 Class 19
   Interest Only STRIP
   4.500% due 01/01/19                                    901             130
   Series 2003-78 Class FI (E)
   5.720% due 01/25/33                                    358             361
   Series 2004-21 Class FL (E)
   5.670% due 11/25/32                                    184             185
   Series 2006-369 Class 8
   Interest Only STRIP
   5.500% due 04/01/36                                    235              55
   Series 2006-371 Class 2
   Interest Only STRIP
   6.500% due 07/01/36                                    605             111
   15 Year TBA (I)
   4.500%                                                 340             329
   5.000%                                               1,575           1,553
   30 Year TBA (I)
   4.500%                                                 530             498
   5.000%                                               7,600           7,341
   5.500%                                               3,315           3,280
   6.000%                                              13,945          14,045
   6.500%                                               1,365           1,392
Fannie Mae REMICS
   Series 1993-41 Class ZQ
   7.000% due 12/25/23                                    450             469
   Series 1993-42 Class ZQ
   6.750% due 04/25/23                                    515             526
   Series 2005-36 Class AI
   Interest Only STRIP
   5.500% due 10/25/26                                    375              29
   Series 2006-48 Class LG
   Principal Only STRIP
   Zero coupon due 06/25/36                                80              59
Fannie Mae Whole Loan
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                                     47              48
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities (E)
   Series 2005-63 Class 1A1
   6.083% due 02/25/45                                     50              51
First Horizon Alternative Mortgage Securities
   Series 2004-AA3 Class A1 (E)
   5.300% due 09/25/34                                     62              62
   Series 2006-AA5 Class A2 (E)
   6.570% due 09/25/36                                    173             177
   Series 2006-FA3 Class A6
   6.000% due 07/25/36                                    265             268

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Horizon Asset Securities, Inc. (E)
   Series 2005-AR5 Class 3A1
   5.542% due 10/25/35                                    119             119
Freddie Mac
   5.000% due 2018                                        437             432
   4.000% due 2019                                      1,817           1,717
   5.000% due 2019                                        834             824
   5.000% due 2020                                      1,526           1,506
   5.000% due 2027                                        830             404
   4.614% due 2034 (E)                                    191             193
   6.000% due 2035                                        167             167
   5.951% due 2036 (E)                                    276             278
   5.971% due 2036 (E)                                    145             147
   Series 2000-226 Class F (E)
   5.770% due 11/15/30                                     19              19
   Series 2003-262 Class AB
   2.900% due 11/15/14                                    329             320
   Series 2004-276 Class IP
   Interest Only STRIP
   5.500% due 07/15/23                                    270              11
   Series 2004-281 Class DF (E)
   5.770% due 06/15/23                                    138             139
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                    191              29
   Series 2005-294 Class FA (E)
   5.490% due 03/15/20                                    269             270
   Series 2006-313 Class FP (E)
   Zero coupon due 04/15/36                               206             215
30 Year TBA (I)
   5.000%                                               1,040           1,005
   5.500%                                               1,520           1,504
   6.000%                                               2,125           2,142
Freddie Mac Gold
   6.000% due 07/01/16                                     32              33
   5.000% due 05/01/18                                    290             287
   5.500% due 05/01/20                                    909             912
   7.243% due 07/01/30 (E)                                  2               2
   5.000% due 10/01/33                                    226             219
Freddie Mac Reference REMICS (E)
   Series 2006-R00 Class FK
   5.720% due 07/15/23                                    362             363
Freddie Mac REMICS
   Series 2003-256 Class FJ (E)
   5.720% due 02/15/33                                    165             166

                                                              Core Bond Fund  43

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-258 Class IG
   Interest Only STRIP
   4.500% due 10/15/16                                    131              13
   Series 2004-277 Class KE
   3.500% due 12/15/17                                     23              23
   Series 2005-299 Class KF (E)
   5.720% due 06/15/35                                     94              93
   Series 2006-323 Class PA
   6.000% due 03/15/26                                    290             293
Ginnie Mae I
   6.000% due 2029                                         15              15
   30 Year TBA (I)
   5.500%                                               1,650           1,641
   6.000%                                               1,000           1,013
Ginnie Mae II (E)
   5.375% due 06/20/26                                    232             234
   5.750% due 08/20/27                                     16              16
   4.750% due 02/20/32                                    132             132
Government National Mortgage Association (E)
   Series 1999-40 Class FE
   5.870% due 11/16/29                                    141             142
   Series 2000-29 Class F
   5.820% due 09/20/30                                     27              27
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    465             467
   Series 2006-RR1 Class A1 (p)
   5.782% due 03/18/49                                    205             211
   Series 2007-GG9 Class A4
   5.444% due 03/10/39                                    185             187
GS Mortgage Securities Corp. II
   Series 2006-FL8 Class A1 (E)(p)
   5.420% due 06/06/20                                     85              85
   Series 2006-GG6 Class A4
   5.553% due 04/10/38                                    115             117
   Series 2006-GG8 Class AAB
   5.535% due 11/10/39                                    200             203
Harborview Mortgage Loan Trust
   Series 2005-14 Class 3A1A
   5.313% due 12/19/35                                    119             120
   Series 2005-16 Class 3A1A (E)
   5.570% due 01/19/36                                    642             643
Indymac Index Mortgage Loan Trust (E)
   Series 2006-AR2 Class A2
   5.400% due 11/25/36                                    151             151
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2001-CIB Class A2
   6.244% due 04/15/35                                    174             176
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    357             349

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-LDP Class A3A1
   4.871% due 10/15/42                                    210             207
   Series 2005-LDP Class A4
   4.918% due 10/15/42                                    325             316
   5.354% due 12/15/44                                    300             299
   Series 2006-CB1 Class A4
   5.552% due 05/12/45                                    220             223
   Series 2006-LDP Class A3
   5.336% due 05/15/47                                    150             149
   Series 2006-LDP Class A3B
   5.447% due 05/15/45                                    250             252
   Series 2006-LDP Class A4
   5.876% due 04/15/45                                    270             281
   5.399% due 05/15/45                                    290             290
   Series 2007-LDP Class A3
   5.393% due 05/15/49                                    135             136
JP Morgan Mortgage Trust (E)
   Series 2007-A1 Class 2A2
   4.768% due 07/25/35                                    991             984
LB-UBS Commercial Mortgage Trust
   Series 2006-C1 Class A4
   5.156% due 02/15/31                                  1,000             987
   Series 2006-C4 Class A4
   5.899% due 06/15/38                                    105             110
Lehman Mortgage Trust
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                    671             676
Lehman XS Trust (E)
   Series 2005-5N Class 3A1A
   5.620% due 11/25/35                                    657             658
   Series 2006-16N Class A4A
   5.510% due 11/25/46                                    961             961
Mastr Adjustable Rate Mortgages
   Trust (E)
   Series 2006-OA2 Class 4A1A
   5.783% due 12/25/46                                    973             973
Mastr Alternative Loans Trust
   Series 2003-4 Class B1
   5.667% due 06/25/33                                    201             203
   Series 2004-10 Class 5A6
   5.750% due 09/25/34                                    170             170
Mastr Asset Securitization Trust (E)
   Series 2003-7 Class 4A35
   5.720% due 09/25/33                                    266             266
   Series 2004-4 Class 2A2
   5.770% due 04/25/34                                    104             104
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   5.560% due 06/15/30                                    223             224

 44  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Merrill Lynch Floating Trust (E)(p)
   Series 2006-1 Class A1
   5.390% due 06/15/22                                    889             889
MLCC Mortgage Investors, Inc. (E)
   Series 2004-HB1 Class A2
   5.771% due 04/25/29                                     65              65
Morgan Stanley Capital I
   Series 2005-IQ1 Class AAB
   5.178% due 09/15/42                                    415             414
   Series 2006-HQ8 Class A4
   5.396% due 03/12/44                                    160             161
   Series 2006-HQ9 Class A4
   5.731% due 07/20/44                                    200             205
Morgan Stanley Mortgage Loan Trust
   Series 2006-11 Class 1A6
   6.231% due 08/25/36                                    220             226
MortgageIT Trust (E)
   Series 2005-AR1 Class 1A1
   5.570% due 11/25/35                                    605             607
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   5.720% due 02/25/34                                     48              48
Residential Accredit Loans, Inc.
   Series 2004-QS5 Class A6 (E)
   5.920% due 04/25/34                                     69              69
   Series 2004-QS8 Class A4 (E)
   5.720% due 06/25/34                                    353             355
   Series 2005-QA8 Class NB3
   5.499% due 07/25/35                                    267             269
   Series 2006-QS6 Class 1A13
   6.000% due 06/25/36                                    445             448
Residential Asset Securities Corp. (E)
   Series 2003-KS4 Class AIIB
   5.900% due 06/25/33                                     73              74
Residential Asset Securitization Trust (E)
   Series 2003-A15 Class 1A2
   5.770% due 02/25/34                                    411             412
Residential Funding Mortgage Securities I (E)
   Series 2003-S14 Class A5
   5.720% due 07/25/18                                    221             222
   Series 2003-S20 Class 1A7
   5.820% due 12/25/33                                     87              87
   Series 2003-S5 Class 1A2
   5.770% due 11/25/18                                    210             211
Sequoia Mortgage Trust (E)
   Series 2001-5 Class A
   5.670% due 10/19/26                                     91              91
Small Business Administration Participation
   Certificates
   Series 2005-20G Class 1
   4.750% due 07/01/25                                    921             899

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Structured Asset Mortgage Investments, Inc. (E)
   Series 2006-AR2 Class A1
   5.550% due 02/25/36                                    779             780
   Series 2006-AR8 Class A1A
   5.520% due 10/25/36                                    970             970
Structured Asset Securities Corp.
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                    650             642
Thornburg Mortgage Securities Trust (E)
   Series 2003-2 Class A1
   5.660% due 04/25/43                                    155             155
   Series 2006-5 Class A1
   5.440% due 08/25/36                                    893             892
   Series 2006-6 Class A1
   5.430% due 12/25/36                                    188             188
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C21 Class A4
   5.201% due 10/15/44                                  1,000             997
Washington Mutual Alternative Mortgage
   Pass-Through Certificates
   Series 2005-4 Class CB11
   5.500% due 06/25/35                                     90              88
   Series 2006-AR7 Class A1A (E)
   5.853% due 09/25/46                                    852             856
   Series 2006-AR8 Class 2A (E)
   5.783% due 10/25/46                                    925             929
   Series 2006-AR9 Class 2A (E)
   5.773% due 11/25/46                                    976             976
Washington Mutual, Inc.
   Series 2003-S9 Class A2 (E)
   5.870% due 10/25/33                                    377             379
   Series 2005-AR1 Class 1A1
   4.838% due 10/25/35                                    329             325
   Series 2005-AR1 Class A1A1 (E)
   5.610% due 10/25/45                                     56              56
   5.590% due 12/25/45                                    657             659
   Series 2005-AR6 Class B3 (E)
   5.980% due 04/25/45                                    248             248
   Series 2006-AR1 Class 3A1A (E)
   5.853% due 09/25/46                                    956             959
   Series 2007-HY3 Class 4B1
   5.358% due 03/25/37                                    125             123

                                                              Core Bond Fund  45

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust
   Series 2006-2 Class 2A3
   5.500% due 03/25/36                                    483             485
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                    353             350
                                                                 ------------
                                                                      148,682
                                                                 ------------

Non-US Bonds - 0.4%
Argentina Bonds
   2.000% due 02/04/18                           ARS       80              38
Bombardier, Inc. (A)
   7.250% due 11/15/16                           EUR      125             173
Quebec Residual
   Zero coupon due 12/01/36                      CAD      370              81
United Kingdom Gilt
   5.750% due 12/07/09                           GBP      400             794
                                                                 ------------
                                                                        1,086
                                                                 ------------

United States Government Agencies - 5.1%
Fannie Mae
   4.150% due 09/10/09 (N)                              2,200           2,165
   3.875% due 02/15/10 (N)                                710             693
   4.750% due 04/20/10                                  1,400           1,398
   4.125% due 05/12/10                                  1,500           1,471
   5.050% due 02/07/11 (N)                              1,200           1,209
Federal Home Loan Bank
   4.800% due 05/02/08                                  3,100           3,092
   Series 577 (N)
   4.500% due 09/26/08                                    900             895
Federal Home Loan Bank System
   5.375% due 08/19/11 (N)                                295             301
   5.310% due 12/28/12                                  1,000           1,021
Financing Corp.
   Principal Only STRIP
   Series 1
   Zero coupon due 05/11/16                                80              51
   Series 1P
   Zero coupon due 05/11/18                                95              54
   Series 3P
   Zero coupon due 11/30/17                               170              99
   Series 5P
   Zero coupon due 02/08/18                                65              38
   Series 8P
   Zero coupon due 08/03/18                               605             341
   Series 9P
   Zero coupon due 10/06/17                               310             183
   Series 12P
   Zero coupon due 12/06/18                               245             135
   Series 13
   Zero coupon due 12/27/16                               275             169
   Series 13P
   Zero coupon due 12/27/18                               670             369

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 16P
   Zero coupon due 04/05/19                               380             206
   Series 19
   Zero coupon due 06/06/16                               230             146
United States Treasury Inflation Indexed Bonds
   (N)
   2.375% due 01/15/27                                    100             101
United States Treasury Notes (N)
   4.500% due 02/15/36                                    310             292
   4.750% due 02/15/37                                    100              99
                                                                 ------------
                                                                       14,528
                                                                 ------------

United States Government Treasuries - 4.7%
United States Treasury Bonds (N)
   Principal Only STRIP
   6.770% due 08/15/26                                    900             345
   Principal Only STRIP
   6.500% due 11/15/26                                    100              38
United States Treasury Inflation Indexed Bonds
   (N)
   3.375% due 01/15/12                                    952           1,010
   1.875% due 07/15/13                                    220             217
   2.000% due 07/15/14                                    515             510
   1.875% due 07/15/15                                    416             407
   2.375% due 01/15/17                                    201             204
   2.375% due 01/15/25                                    322             324
   2.000% due 01/15/26                                    509             484
United States Treasury Notes
   4.750% due 12/31/08                                    430             431
   4.375% due 12/15/10 (N)                              3,115           3,099
   4.875% due 08/15/16 (N)                              1,000           1,016
   Zero coupon due 11/15/21 (N)                         2,045             991
   6.000% due 02/15/26 (N)                              3,335           3,769
   6.625% due 02/15/27 (N)                                300             364
                                                                 ------------
                                                                       13,209
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $258,867)                                                       260,106
                                                                 ------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
DG Funding Trust (E)(f)(A)                                 49             516
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $516)                                                               516
                                                                 ------------

 46  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WARRANTS & RIGHTS - 0.0%
Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights (AE)
   Series E                                         1,900,000              28
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $1)                                                                  28
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.1%
(Number of Contracts)
Eurodollar Futures
   Jun 2007 91.00 Put (59)                             13,423              --
   Jun 2007 91.25 Put (71)                             16,197              --
   Sep 2007 90.75 Put (37)                              8,394              --
   Sep 2007 91.25 Put (46)                             10,494              --
   Dec 2007 91.25 Put (38)                              8,669              --
   Mar 2008 91.75 Put (241)                            55,279               2
   Mar 2008 92.00 Put (43)                              9,890              --
   Mar 2008 92.25 Put (58)                             13,413              --
   Mar 2008 92.75 Put (53)                             12,289              --
   Mar 2008 93.00 Put (68)                             15,810              --
   Jun 2008 92.75 Put (40)                              9,275              --
Swaptions
(Fund Pays/Fund Receives)
   EUR Three Month LIBOR/
   EUR 3.960%
   Jul 2007 0.00 Call (1)                               2,672               1
   EUR Six Month LIBOR/
   EUR 3.960%
   Jul 2007 0.00 Call (1)                               2,672              --
   EUR Six Month LIBOR/
   EUR 4.100%
   Jul 2007 0.00 Call (1)                               2,672              --
   GBP Three Month LIBOR/
   GBP 5.080%
   Jun 2007 0.00 Call (1)                                 590              --
   GBP Six Month LIBOR/
   GBP 5.080%
   Jun 2007 0.00 Call (1)                                 787              --
   USD Three Month LIBOR/
   USD 5.250%
   Jun 2007 0.00 Call (1)                               5,000              32
   USD Three Month LIBOR/
   USD 5.500%
   Jun 2007 0.00 Call (1)                               4,000              45
   USD Three Month LIBOR/
   USD 4.900%
   Jul 2007 0.00 Call (1)                               6,000              19

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
-----------------------------------------------------------------------------
   USD Three Month LIBOR/
   USD 5.250%
   Jul 2007 0.00 Call (1)                              11,000              27
   USD Three Month LIBOR/
   USD 5.370%
   Jul 2007 0.00 Call (1)                               3,300              29
   USD Three Month LIBOR/
   USD 4.800%
   Aug 2007 0.00 Call (1)                               2,000               9
   USD Three Month LIBOR/
   USD 4.900%
   Aug 2007 0.00 Call (1)                               6,000              15
   USD Three Month LIBOR/
   USD 4.900%
   Oct 2007 0.00 Call (1)                               3,000              12
   USD Three Month LIBOR/
   USD 4.750%
   Feb 2008 0.00 Call (1)                               5,000              12
   USD Three Month LIBOR/
   USD 5.000%
   Feb 2008 0.00 Call (1)                               6,000              22
   USD Three Month LIBOR/
   USD 4.750%
   Mar 2008 0.00 Call (2)                              14,600              84
   USD Three Month LIBOR/
   USD 5.000%
   Aug 2008 0.00 Call (1)                               5,000              10
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $344)                                                               319
                                                                 ------------

SHORT-TERM INVESTMENTS - 20.6%
AT&T Wireless Services, Inc.
   7.500% due 05/01/07                                    475             476
AT&T, Inc. (p)
   4.214% due 06/05/07                                    300             300
Bank of Ireland Governor & Co. (z)
   5.240% due 05/14/07                                  1,200           1,192
Barclays Bank PLC (z)
   5.281% due 03/17/08                                    900             900
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   5.390% due 03/07/08                                    400             400
Citigroup, Inc.
   3.500% due 02/01/08                                    560             552

                                                              Core Bond Fund  47

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
-----------------------------------------------------------------------------
DaimlerChrysler NA Holding Corp. (E)
   Series MTND
   5.820% due 09/10/07                                    400             401
Dexia Delaware LLC (c)(z)
   5.230% due 05/21/07                                  5,100           5,063
DNB Nor Bank ASA (z)
   5.220% due 06/13/07                                  2,100           2,064
Fannie Mae (N)
   4.200% due 03/24/08                                  2,000           1,982
Federal Home Loan Bank System
   Series IY08
   3.400% due 03/18/08                                  1,000             985
France Treasury Bills BTF
   Zero Coupon due 04/05/07                      EUR    1,000           1,335
Freddie Mac (N)
   Series *
   2.750% due 03/15/08                                    210             206
   3.450% due 03/12/08                                  1,000             985
Greater Bay Bancorp
   Series B
   5.250% due 03/31/08                                    150             150
Harrah's Operating Co., Inc.
   7.125% due 06/01/07                                    150             151
Hilton Hotels Corp.
   7.950% due 04/15/07                                     45              45
Honda Auto Receivables Owner Trust
   Series 2007-1 Class A1
   5.322% due 03/18/08                                    443             442
HSBC Bank USA NA (E)
   Series BKNT
   5.435% due 09/21/07                                    500             500
ING US Funding, LLC (c)(z)
   5.235% due 05/16/07                                  2,800           2,782
IXIS Corp. (c)(z)
   5.235% due 05/17/07                                  2,900           2,881
Mandalay Resort Group
   Series B
   10.250% due 08/01/07                                   410             415
MGM Mirage
   9.750% due 06/01/07                                    170             171
Mirage Resorts, Inc.
   6.750% due 08/01/07                                     85              85
Royal Bank of Scotland (z)
   5.270% due 03/26/08                                    400             400
Russell Investment Company
   Money Market Fund                               25,819,000          25,819
Societe Generale (E)
   Series YCD
   5.270% due 03/25/08                                    200             200
Swedish National Housing Finance Corp. (c)
   5.240% due 05/15/07                                  2,900           2,881

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
-----------------------------------------------------------------------------
TELUS Corp.
   7.500% due 06/01/07                                    270             271
UBS Financial Del LLC (z)
   5.220% due 06/25/07                                  3,200           3,152
United States Treasury Bills (sec.)(z)
   5.085% due 05/17/07 (c)                                 10              10
   5.146% due 05/17/07 (c)                                185             184
   5.170% due 05/31/07 (c)                                185             183
   5.022% due 06/14/07                                     10              10
   5.086% due 06/14/07                                     50              49
   5.087% due 06/14/07                                    220             217
   5.093% due 06/14/07                                    225             222
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $58,035)                                                         58,061
                                                                 ------------

OTHER SECURITIES - 11.3%
State Street Securities Lending Quality Trust
   (X)                                             31,724,425          31,724
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $31,724)                                                         31,724
                                                                 ------------

TOTAL INVESTMENTS - 124.5%
(identified cost $349,487)                                            350,754

OTHER ASSETS AND LIABILITIES,
NET - (24.5%)                                                         (69,082)
                                                                 ------------

NET ASSETS - 100.0%                                                   281,672
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 48  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Australian 3 Year Treasury Bond (Australia)
   expiration date 06/07 (19)                               3,906                (11)

Australian 10 Year Treasury Bond (Australia)
   expiration date 06/07 (10)                               5,787                (13)

Euro-Bund Futures (Germany)
   expiration date 06/07 (18)                               2,754                (30)

Euribor Futures
   expiration date 12/07 (7)                                2,239                 (2)
   expiration date 03/08 (6)                                1,920                 (4)
   expiration date 06/08 (11)                               3,521                 (3)
   expiration date 09/08 (3)                                  961                 (1)
   expiration date 12/08 (3)                                  961                 (1)
Eurodollar Futures (CME)
   expiration date 06/07 (10)                               2,368                 (4)
   expiration date 09/07 (73)                              17,324                (43)
   expiration date 12/07 (320)                             76,100                (10)
   expiration date 03/08 (317)                             75,505                 33
   expiration date 06/08 (129)                             30,749                 26
   expiration date 09/08 (31)                               7,391                 28
   expiration date 12/08 (47)                              11,204                 38

Euroyen Futures
   expiration date 09/07 (1)                                  210                 --
   expiration date 12/07 (1)                                  211                 --

LIBOR Futures
   expiration date 09/07 (6)                                1,390                 (8)
   expiration date 12/07 (2)                                  463                 (3)
   expiration date 03/08 (8)                                1,855                 (5)
   expiration date 06/08 (6)                                1,392                 (2)
   expiration date 09/08 (2)                                  464                 (3)

Long Gilt Bond (UK)
   expiration date 06/07 (3)                                  634                 (6)

United States Treasury Bonds
   expiration date 12/07 (19)                               2,106                 (1)

United States Treasury 2 Year Notes
   expiration date 06/07 (41)                               8,401                 15

United States Treasury 5 Year Notes
   expiration date 06/07 (249)                             26,363                 86

United States Treasury 10 Year Notes
   expiration date 06/07 (13)                               1,395                 30

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------


Short Positions
Euro-Bobl Futures (Germany)
   expiration date 06/07 (51)                               7,344                 --

Eurodollar Futures (CME)
   expiration date 12/07 (21)                               4,999                  7

United States Treasury Bonds
   expiration date 06/07 (1)                                  111                 (2)

United States Treasury 2 Year Notes
   expiration date 06/07 (13)                               2,664                  1

United States Treasury 10 Year Notes
   expiration date 06/07 (61)                               6,596                (10)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        102
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                              Core Bond Fund  49

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Swaptions
(Fund Pays/Fund Receives)
   EUR Three Month LIBOR/
   USD 4.100%
   Jun 2007 0.00 Call (1)                                   1,336                (10)
   EUR Six Month LIBOR/
   USD 4.100%
   Jul 2007 0.00 Call (1)                                   1,336                 (2)
   EUR Six Month LIBOR/
   USD 4.230%
   Jul 2007 0.00 Call (1)                                   1,336                 (2)
   GBP Three Month LIBOR/
   GBP 4.850%
   Jun 2007 0.00 Call (1)                                     197                 --
   GBP Six Month LIBOR/
   GBP 4.850%
   Jun 2007 0.00 Call (1)                                     197                 --
   USD Three Month LIBOR/
   USD 5.315%
   May 2007 0.00 Call (1)                                   2,000                (33)
   USD Three Month LIBOR/
   USD 5.000%
   Jun 2007 0.00 Call (1)                                   3,000                (21)
   USD Three Month LIBOR/
   USD 5.600%
   Jun 2007 0.00 Call (1)                                   2,000                (54)
   USD Three Month LIBOR/
   USD 5.370%
   Jul 2007 0.00 Call (1)                                   5,000                (90)
   USD Three Month LIBOR/
   USD 5.500%
   Jul 2007 0.00 Call (1)                                   1,100                (29)
   USD Three Month LIBOR/
   USD 4.900%
   Aug 2007 0.00 Call (2)                                   2,000                (12)
   USD Three Month LIBOR/
   USD 4.900%
   Aug 2007 0.00 Call (1)                                   1,000                 (6)
   USD Three Month LIBOR/
   USD 5.010%
   Oct 2007 0.00 Call (1)                                   1,000                (11)
   USD Three Month LIBOR/
   USD 4.900%
   Feb 2008 0.00 Call (1)                                   1,000                (10)
   USD Three Month LIBOR/
   USD 5.100%
   Feb 2008 0.00 Call (1)                                   3,000                (43)

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
   USD Three Month LIBOR/
   USD 4.900%
   Mar 2008 0.00 Call (2)                                   6,200                (68)

United States Treasury Bonds
   May 2007 113.00 Call (28)                                3,164                (14)
   May 2007 108.00 Put (19)                                 2,052                 (4)
   May 2007 109.00 Put (43)                                 4,687                (15)
   Aug 2007 109.00 Put (14)                                 1,526                (11)

United States Treasury Notes
   5 Year Futures
   May 2007 106.00 Call (112)                              11,872                (48)
   May 2007 107.00 Call (56)                                5,992                (10)

   10 Year Futures
   May 2007 105.00 Put (7)                                    735                 --
   May 2007 107.00 Put (57)                                 6,099                (17)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $429)                                                     (510)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 50  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             146      AUD           182    04/19/07                  2
USD             149      BRL           318    05/03/07                  4
USD             113      CNY           859    06/19/07                 --
USD              71      EUR            53    04/26/07                 --
USD             398      EUR           300    06/15/07                  4
USD             169      JPY        19,810    06/15/07                 --
USD             534      JPY        62,000    06/15/07                 (2)
USD              43      SGD            65    04/30/07                 --
USD              10      TWD           314    05/02/07                 --
USD              10      TWD           327    05/02/07                 --
USD              10      TWD           327    05/02/07                 --
USD              10      TWD           333    05/02/07                 --
EUR           1,205      USD         1,611    04/26/07                 (1)
EUR             300      USD           400    06/15/07                 (2)
EUR             300      USD           400    06/15/07                 (2)
GBP              52      USD           102    04/05/07                 (1)
JPY           2,076      USD            17    05/15/07                 --
JPY          14,580      USD           126    06/15/07                  1
PHP           1,766      USD            37    03/30/07                 --
SGD              52      USD            34    04/30/07                 --
TWD           1,191      USD            36    05/02/07                 --
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                   3
                                                           ==============

           See accompanying notes which are an integral part of the schedules of investments.

                                                              Core Bond Fund  51

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                                                                             APPRECIATION
        FUND RECEIVES                COUNTER        NOTIONAL           FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY          AMOUNT          FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
CMBS AAA                                                        CMBS AAA
   10 Yr. Index                  Bank of America        2,000      10 Yr. Index              05/31/07                    (3)
                                                                CMBS AAA
CMBS AAA                                                           10 Yr. Index
   10 Yr. Index                  Bank of America        1,000      minus 0.075%              06/15/07                    (1)
                                                                CMBS AAA
CMBS AAA                                                           10 Yr. Index
   10 Yr. Index                  Bank of America          700      minus 0.050%              06/29/07                    (1)
                                                                CMBS AAA
CMBS AAA                                                           10 Yr. Index
   10 Yr. Index                  Bank of America        1,000      minus 0.025%              07/16/07                    (1)
                                                                CMBS AAA
CMBS AAA                                                           10 Yr. Index
   10 Yr. Index                  Bank of America        1,000      minus 0.050%              07/31/07                    --
                                                                CMBS AAA
CMBS AAA                                                           10 Yr. Index
   10 Yr. Index                  Bank of America        1,250      minus 0.025%              09/28/07                    (2)
                                                                CMBS AAA
CMBS AAA                                                           10 Yr. Index
   10 Yr. Index                  Bank of America        1,000      minus 0.075%              03/31/07                    (1)
                                                                CMBS AAA
CMBS AAA                                                           10 Yr. Index
   10 Yr. Index                  Bank of America          250      plus 0.100%               08/31/07                    --
                                                                CMBS AAA
CMBS AAA                                                           10 Yr. Index
   10 Yr. Index                  JP Morgan                250      plus 0.130%               08/31/07                    --
                                                                CMBS AAA
CMBS AAA                                                           10 Yr. Index
   10 Yr. Index                  JP Morgan              1,000      plus 0.075%               05/31/07                    (1)
                                                                CMBS AAA
CMBS AAA                                                           10 Yr. Index
   10 Yr. Index                  JP Morgan                800      minus 0.025%              05/31/07                    (1)
                                                                CMBS AAA
CMBS AAA                                                           10 Yr. Index
   10 Yr. Index                  Deutsche Bank            250      plus 0.100%               08/31/07                    --
CMBS AAA                                                        Turkish LIBOR Tuibon
   10 Yr. Index                  Deutsche Bank          1,449      plus 0.500%               11/27/08                    (2)
CMBS AAA                         Salomon Smith                  Turkish LIBOR Tuibon
   10 Yr. Index                  Barney                   912      plus 0.700%               11/27/08                    (2)
Turkish Government                                              Turkish Government Bond
   Bond                          Citibank                 179      plus 0.700%               01/20/11                     2
                                                                Turkish Overnight
Turkish Government                                                 Index Tuibon
   Bond                          Citibank               2,768      plus 0.750%               07/17/08                    58
                                                                                                           ----------------
Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                                45
                                                                                                           ================

See accompanying notes which are an integral part of the schedules of investments.

 52  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAP CONTRACTS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  MARKET
        COUNTER              NOTIONAL                                                           TERMINATION        VALUE
         PARTY                AMOUNT             FUND RECEIVES              FUND PAYS               DATE             $
-----------------------   --------------   -------------------------   --------------------   ----------------   ---------
Bank Of America             USD    3,100   5.000%                      Three Month LIBOR          06/20/09               4
Bank Of America             USD    7,000   5.000%                      Three Month LIBOR          09/21/10              17
Bank Of America             USD    6,500   5.470%                      Three Month LIBOR          06/14/11             120
Bank Of America             USD    9,700   5.000%                      Three Month LIBOR          06/20/12               8
Bank Of America             USD    7,500   Three Month LIBOR           5.000%                     06/20/12              (5)
Bank Of America             USD    3,800   Three Month LIBOR           5.100%                     06/20/14              (8)
Bank Of America             USD    1,800   5.550%                      Three Month LIBOR          06/14/16              52
Bank Of America             USD    1,500   5.630%                      Three Month LIBOR          06/16/36              52
Bank Of America             USD      300   5.000%                      Three Month LIBOR          06/20/37             (17)
Barclays Bank PLC           GBP      100   6.000%                      Six Month LIBOR            12/20/08              --
Barclays Bank PLC           USD    1,500   5.000%                      Three Month LIBOR          06/20/09               2
Barclays Bank PLC           EUR    4,180   4.250%                      Six Month LIBOR            06/22/09              (2)
Barclays Bank PLC           EUR      250   4.250%                      Six Month LIBOR            06/20/12              --
Barclays Bank PLC           EUR    3,800   4.250%                      Six Month LIBOR            07/20/16             (23)
Barclays Bank PLC           SEK   37,000   Three Month LIBOR           4.250%                     06/20/17              73
Barclays Bank PLC           GBP      460   Six Month LIBOR             4.500%                     06/22/37              35
Bear Stearns                USD    3,100   Three Month LIBOR           5.000%                     06/20/12              (2)
BNP Paribas                 EUR    1,010   4.250%                      Six Month LIBOR            06/22/09              (1)
                                                                       Consumer Price Index
BNP Paribas                 EUR      500   2.090%                      (France)                   10/15/10              10
Citibank                    EUR    1,150   4.250%                      Six Month LIBOR            06/20/09              (1)
Citibank                    JPY  156,000   1.500%                      Six Month LIBOR            06/20/14              (9)
Citibank                    JPY  412,000   Six Month LIBOR             1.500%                     06/20/14              24
Citibank                    JPY  195,000   1.750%                      Six Month LIBOR            06/20/17              12
Citibank                    USD      500   5.000%                      Three Month LIBOR          06/20/37             (29)
Credit Suisse First
   Boston                   GBP      100   5.000%                      Six Month LIBOR            06/15/09              (3)
Credit Suisse First
   Boston                   USD    2,000   5.000%                      Three Month LIBOR          06/20/09               3
Credit Suisse First
   Boston                   EUR      510   4.250%                      Six Month LIBOR            06/20/17              (5)
Credit Suisse First
   Boston                   GBP      500   Six Month LIBOR             5.250%                     06/20/17               7
Credit Suisse First
   Boston                   SEK   12,000   Three Month LIBOR           4.250%                     06/20/17              24
Credit Suisse First
   Boston                   USD      300   5.000%                      Three Month LIBOR          06/20/37             (17)
Credit Suisse First
   Boston                   EUR      840   4.250%                      Six Month LIBOR            06/22/37             (42)
Credit Suisse First
   Boston                   GBP      340   Six Month LIBOR             4.500%                     06/22/37              26
Deutsche Bank               USD    7,200   5.000%                      Three Month LIBOR          12/19/08              11
Deutsche Bank               JPY   70,000   1.000%                      Six Month LIBOR            03/18/09              (1)
Deutsche Bank               USD   23,000   5.000%                      Three Month LIBOR          06/20/09              31
Deutsche Bank               JPY   20,000   1.500%                      Six Month LIBOR            06/20/12               1
Deutsche Bank               USD    8,000   5.000%                      Three Month LIBOR          06/20/12               6
Deutsche Bank               USD    7,300   5.000%                      Three Month LIBOR          06/20/12               6

           See accompanying notes which are an integral part of the schedules of investments.

                                                              Core Bond Fund  53

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAP CONTRACTS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  MARKET
        COUNTER              NOTIONAL                                                           TERMINATION        VALUE
         PARTY                AMOUNT             FUND RECEIVES              FUND PAYS               DATE             $
-----------------------   --------------   -------------------------   --------------------   ----------------   ---------
Deutsche Bank               AUD    3,780   6.250%                      Six Month LIBOR            06/20/12             (35)
Deutsche Bank               USD    6,580   Three Month LIBOR           5.000%                     06/20/12              (5)
Deutsche Bank               JPY  156,000   1.500%                      Six Month LIBOR            06/20/14              (9)
Deutsche Bank               USD   32,200   5.100%                      Three Month LIBOR          06/20/14              67
Deutsche Bank               JPY  202,000   Six Month LIBOR             1.500%                     06/20/14             (11)
Deutsche Bank               USD    2,000   Three Month LIBOR           5.100%                     06/20/14              (4)
Deutsche Bank               JPY   30,000   2.000%                      Six Month LIBOR            02/20/16               5
Deutsche Bank               SEK    3,000   Three Month LIBOR           4.250%                     06/20/17               6
Goldman Sachs               GBP      900   5.000%                      Six Month LIBOR            06/15/09             (24)
Goldman Sachs               JPY   50,000   1.500%                      Six Month LIBOR            06/20/12               2
HSBC                        GBP    1,700   4.500%                      Six Month LIBOR            12/20/07             (27)
JP Morgan                   USD    4,900   5.000%                      Three Month LIBOR          06/20/09               7
JP Morgan                   USD    1,400   Three Month LIBOR           5.000%                     06/20/12              (1)
JP Morgan                   USD    5,000   Three Month LIBOR           5.100%                     06/20/14             (11)
JP Morgan                   GBP      100   Six Month LIBOR             4.000%                     12/15/16              23
JP Morgan                   USD    1,100   5.000%                      Three Month LIBOR          06/20/37             (63)
Merrill Lynch               EUR    3,480   4.250%                      Six Month LIBOR            06/22/09              (2)
                                                                       Brazil Interbank
Merrill Lynch               BRL      200   12.948%                     Deposit Rate               01/04/10               2
Merrill Lynch               JPY  746,000   Six Month LIBOR             1.500%                     06/20/12             (30)
Merrill Lynch               JPY  838,000   Six Month LIBOR             1.500%                     06/20/14              48
Merrill Lynch               GBP      100   4.000%                      Six Month LIBOR            12/15/35               4
Merrill Lynch               GBP      490   Six Month LIBOR             4.500%                     06/22/37              37
Morgan Stanley              USD      600   5.000%                      Three Month LIBOR          06/20/09               1
Morgan Stanley              EUR      500   6.000%                      Six Month LIBOR            06/18/34              87
Royal Bank Of Scotland      USD    7,200   5.000%                      Three Month LIBOR          12/19/08              11
                                                                       Consumer Price Index
                                                                       Excl. Tobacco
Royal Bank Of Scotland      EUR      100   1.960%                      (France)                   03/28/12              --
Salomon Smith Barney        PLN    5,000   4.670%                      Six Month LIBOR            01/16/09              (7)
UBS Securities              JPY  650,000   1.000%                      Six Month LIBOR            03/18/09              (6)
UBS Securities              USD      900   5.000%                      Three Month LIBOR          06/20/09               1
UBS Securities              JPY   10,000   2.000%                      Six Month LIBOR            12/20/16               2
                                                                                                                 ---------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $544                                427
                                                                                                                 =========

See accompanying notes which are an integral part of the schedules of investments.

 54  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

Amounts in thousands

CREDIT DEFAULT SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------
                                                    NOTIONAL                                              MARKET
          REFERENCE                  COUNTER         AMOUNT       FUND RECEIVES      TERMINATION          VALUE
            ENTITY                    PARTY             $          FIXED RATE            DATE               $
------------------------------   ----------------   ---------   -----------------   --------------   ----------------
Anadarko Petroleum Corp.         Goldman Sachs            100   0.150%                 03/20/08                    --
Brazilian Government
   International Bond            Salomon                  800   1.500%                 08/22/11                    25
Core Investment Grade Bond       Bank of America        3,000   0.650%                 12/20/16                    --
Core Investment Grade Bond       Bank of America        1,000   0.650%                 12/20/16                    --
Core Investment Grade Bond       Bear Stearns           6,300   0.400%                 12/20/11                     9
Core Investment Grade Bond       Morgan Stanley        19,700   0.400%                 12/20/11                    29
Core Investment Grade Bond       Morgan Stanley         5,000   0.650%                 12/20/16                    --
Dow Jones CDX NA High Yield
   Index                         Bank of America        1,000   0.650%                 12/20/16                     1
Dow Jones CDX NA High Yield
   Index                         Goldman Sachs          2,000   0.650%                 12/20/16                    --
Dow Jones CDX NA High Yield
   Index                         Lehman Brothers          575   3.250%                 12/20/11                     5
Ford Motor Credit Co.            Lehman Brothers          200   1.200%                 03/20/08                    (2)
Ford Motor Credit Co.            Lehman Brothers          210   1.100%                 03/20/08                    (2)
Ford Motor Credit Co.            Lehman Brothers          100   2.200%                 03/20/08                    --
Ford Motor Credit Co.            Merrill Lynch            800   1.700%                 06/20/07                     2
Gaz Capital for Gazprom          Morgan Stanley           200   0.569%                 07/20/07                    --
Lear Corp.                       Lehman Brothers          210   3.620%                 03/20/12                    (3)
Republic of Indonesia            Lehman Brothers          100   0.400%                 12/20/08                    --
Republic of Panama               Morgan Stanley           100   0.750%                 01/20/12                    --
Russia SP MYC                    Deutsche Bank          1,000   0.260%                 12/20/07                    --
Russia SP MYC                    Morgan Stanley           100   0.460%                 06/20/07                    --
Sabre Holdings Corp.             Lehman Brothers          165   3.950%                 03/20/14                    (7)
SoftBank Corp.                   Deutsche Bank          7,000   2.300%                 09/20/07                    --
Temple-Island Inc.               Lehman Brothers          200   0.740%                 03/20/12                    (1)
                                                                                                     ----------------

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($158)                         56
                                                                                                     ================

           See accompanying notes which are an integral part of the schedules of investments.

                                                              Core Bond Fund  55

RUSSELL INVESTMENT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(sec.)Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(I)   Forward commitment.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(O)   In default.
(B)   Illiquid security.
(X) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(A)   Illiquid and restricted security.

ABBREVIATIONS:

ADR - American Depositary Receipt
ADS - American Depositary Share
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    HKD - Hong Kong dollar                  PHP - Philippine peso
   AUD - Australian dollar                 HUF - Hungarian forint                  PKR - Pakistani rupee
   BRL - Brazilian real                    IDR - Indonesian rupiah                 PLN - Polish zloty
   CAD - Canadian dollar                   ILS - Israeli shekel                    RUB - Russian ruble
   CHF - Swiss franc                       INR - Indian rupee                      SEK - Swedish krona
   CLP - Chilean peso                      ISK - Iceland krona                     SGD - Singapore dollar
   CNY - Chinese renminbi yuan             JPY - Japanese yen                      SKK - Slovakian koruna
   COP - Colombian peso                    KES - Kenyan schilling                  THB - Thai baht
   CRC - Costa Rica colon                  KRW - South Korean won                  TRY - Turkish lira
   CZK - Czech koruna                      MXN - Mexican peso                      TWD - Taiwanese dollar
   DKK - Danish krone                      MYR - Malaysian ringgit                 USD - United States dollar
   EGP - Egyptian pound                    NOK - Norwegian krone                   VEB - Venezuelan bolivar
   EUR - Euro                              NZD - New Zealand dollar                VND - Vietnamese dong
   GBP - British pound sterling            PEN - Peruvian nouveau sol              ZAR - South African rand

 56  Notes to Schedules of Investments

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT -- MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Funds (the "Investment Company") is a series investment company with five different investment portfolios referred to as Funds. This Quarterly Report reports on all five of the Funds. The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security Valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Debt obligation securities maturing within 60 days of the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to Russell Investment Management Company ("RIMCo" or "Manager"). On July 1, 2006, Frank Russell Investment Management Company changed its name to RIMCo.

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would

                                                   Notes to Quarterly Report  57

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosure.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment Income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Foreign Currency Translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the

 58  Notes to Quarterly Report

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in two ways: hedging and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign Currency Exchange Contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Non-U.S. and Core Bond Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The Non-U.S. and Core Bond Funds may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the Non-U.S. and Core Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at March 31, 2007 are presented on the Schedule of Investments for the Non-U.S. and Core Bond Funds.

   Forward Commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Loan Agreements

   The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. For the period ended March 31, 2007, there were no unfunded loan commitments in the Core Bond Fund.

                                                   Notes to Quarterly Report  59

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are made as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of March 31, 2007, included in the Statement of Assets and Liabilities, the Non-U.S. Fund had cash collateral balances of $1,965,304 in connection with futures contracts purchased (sold).

   Swap Agreements

   The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

   The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Funds are exposed to credit risk in the event of non-performance by the swap counterparties; however, the Funds do not anticipate non-performance by the counterparties.

   The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When the Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

 60  Notes to Quarterly Report

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Interest rate swaps are a counterparty agreement and can be customized to meet each party's needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

   The Funds expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Funds' obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Investments in Emerging Markets

   Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Mortgage-Related and Other Asset-Backed Securities

   The Core Bond Fund may invest in mortgage or other asset-backed securities. Theses securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

   One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

   Inflation-Indexed Bonds

   The Core Bond Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

                                                   Notes to Quarterly Report  61

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

   Written Options Contracts

   Transactions in written options contracts for the period ended March 31, 2007 were as follows:

                                                          NON-U.S.                                     CORE BOND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding December 31, 2006                          60    $           306,054                    253    $           329,796
   Opened                                                169                805,956                    521                258,788
   Closed                                               (201)            (1,014,210)                  (366)              (141,812)
   Expired                                                --                     --                    (54)               (17,619)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding March 31, 2007                             28    $            97,800                    354    $           429,153
                                         ===================    ===================    ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Corporation ("State Street") in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedule of Investments. The collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for Non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

   As of March 31, 2007, the non-cash collateral received for the securities on loan was as follows:

                                              NON-CASH
   FUNDS                                  COLLATERAL VALUE       NON-CASH COLLATERAL HOLDING
   ---------------------------------------------------------------------------------------------
   Aggressive Equity                         $1,067,771       Pool of US Government securities
   Multi-Style Equity                           896,406       Pool of US Government securities
   Non-U.S.                                     220,307       Pool of US Government securities

4. RELATED PARTY TRANSACTIONS, FEES AND EXPENSES

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses), and also may invest a portion of the collateral received from the Investment Company's securities lending program in the Russell Investment Company ("RIC") Money Market Fund. RIC is a registered investment company that employs the same investment adviser as the Investment Company. On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company ("RIC"). As of March 31, 2007, $116,505,000 of the Money Market Fund's net assets represents investments by the Funds.

 62  Notes to Quarterly Report

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

5. FEDERAL INCOME TAXES

   At March 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                                                REAL ESTATE
                                  MULTI-STYLE EQUITY   AGGRESSIVE EQUITY        NON-US           SECURITIES         CORE BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments             $    424,074,198    $    273,066,938    $    399,551,023   $    497,558,619   $    334,750,661
                                   ================    ================    ================   ================   ================
   Unrealized Appreciation         $     46,497,989    $     23,636,292    $     61,582,153   $    219,333,942   $      3,911,334
   Unrealized Depreciation               (5,189,652)         (4,930,806)         (2,916,950)        (1,893,936)        (2,748,622)
                                   ----------------    ----------------    ----------------   ----------------   ----------------
   Net Unrealized Appreciation
     (Depreciation)                $     41,308,337    $     18,705,486    $     58,665,203   $    217,440,006   $      1,162,712
                                   ================    ================    ================   ================   ================

6. RESTRICTED SECURITIES

   Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

   The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments.

                                                              PRINCIPAL                              COST          MARKET VALUE
         FUND - % OF NET ASSETS            ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
               SECURITIES                      DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Core Bond Fund - 0.7%
   Banco Mercantil del Norte SA                 01/23/07           200,000            101.60               203               204
   BNP Paribas Capital Trust                    06/01/06           450,000            112.21               505               502
   Bombardier, Inc.                             11/10/06           125,000            128.47               161               173
   Catlin Insurance Co., Ltd.                   01/11/07           100,000            100.00               100                99
   CSC Holdings, Inc.                           02/07/07            90,000            100.00                90                89
   DG Funding Trust                             11/04/03                49         10,537.12               516               516
   Parker Hannifin Employee Stock
      Ownership Trust                           03/09/99            83,592            100.00                84                84
   SB Treasury Co. LLC                          06/01/06           350,000            106.81               374               366
                                                                                                                  --------------
                                                                                                                           2,033
                                                                                                                  ==============

   Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

                                                   Notes to Quarterly Report  63

RUSSELL INVESTMENT FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) at the Securities and Exchange Commission's public reference room.

The Board has delegated to RIMCo, as RIF's investment manager, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

To reduce expenses, we may mail only one copy of the RIF prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 787-7354 or contact your financial institution and we will begin sending you individual copies thirty days after receiving your request.

If you wish to receive the RIF prospectus and each annual and semi-annual report electronically, please call us at (800) 787-7354 or contact your financial institution.

 64  Shareholder Requests for Additional Information

[RUSSELL LOGO]

Russell Investment Funds
909 A Street
Tacoma, Washington 98402

800-787-7354
Fax: 253-591-3495                                              36-08-095 (  /07)

www.russell.com

ITEM 2. CONTROLS AND PROCEDURES

         (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

         (b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

         (a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RUSSELL INVESTMENT FUNDS


By:    /s/ Greg J. Stark
     ---------------------------------------------------------------------------
         Greg J. Stark
         Principal Executive Officer and Chief Executive Officer

Date:  May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ Greg J. Stark
     ---------------------------------------------------------------------------
         Greg J. Stark
         Principal Executive Officer and Chief Executive Officer

Date:  May 21, 2007



By:    /s/ Mark E. Swanson
     ---------------------------------------------------------------------------
         Mark E. Swanson
         Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:  May 21, 2007